UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

 (Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (800) 480-4111

Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of September 30, 2008

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Diversified Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 97.0%
	Common Stocks — 97.0%
	Aerospace & Defense — 1.2%
117	Precision Castparts Corp.	9,199

	Auto Components — 0.7%
378	Gentex Corp.	5,409

	Automobiles — 1.0%
202	Harley-Davidson, Inc. (c)	7,546

	Biotechnology — 3.1%
256	BioMarin Pharmaceutical, Inc. (a) (c)	6,792
208	Celgene Corp. (a)	13,159
40	United Therapeutics Corp. (a)	4,228

		24,179

	Capital Markets — 8.0%
94	Affiliated Managers Group, Inc. (a)	7,773
335	Investment Technology Group, Inc. (a)	10,180
220	Lazard Ltd., (Bermuda), Class A	9,386
160	Northern Trust Corp.	11,545
641	Och-Ziff Capital Management Group LLC, Class A	7,493
136	T. Rowe Price Group, Inc.	7,284
545	TD AMERITRADE Holding Corp. (a)	8,830

		62,491

	Chemicals — 2.2%
182	Ecolab, Inc.	8,846
324	Rockwood Holdings, Inc. (a)	8,322

		17,168

	Commercial Services & Supplies — 5.7%
652	Corrections Corp. of America (a)	16,205
267	Stericycle, Inc. (a)	15,705
380	Waste Connections, Inc. (a)	13,019

		44,929

	Communications Equipment — 4.3%
319	CommScope, Inc. (a) (c)	11,040
308	F5 Networks, Inc. (a)	7,203
199	Harris Corp.	9,178
304	Juniper Networks, Inc. (a)	6,408

		33,829

	Computers & Peripherals — 1.1%
500	NetApp, Inc. (a)	9,108

	Construction & Engineering — 0.8%
216	Shaw Group, Inc. (The) (a)	6,630

	Diversified Consumer Services — 1.5%
147	ITT Educational Services, Inc. (a)	11,878

	Diversified Financial Services — 1.8%
331	Interactive Brokers Group, Inc., Class A (a)	7,328
89	IntercontinentalExchange, Inc. (a)	7,204

		14,532

	Diversified Telecommunication Services —1.0%
753	tw telecom, inc. (a)	7,828

	Electrical Equipment — 4.1%
39	First Solar, Inc. (a)	7,449
161	General Cable Corp. (a)	5,733
377	GT Solar International, Inc. (a) (c)	4,095
257	Roper Industries, Inc.	14,665

		31,942

	Electronic Equipment, Instruments & Components — 4.5%
447	Amphenol Corp., Class A	17,926
200	Dolby Laboratories, Inc., Class A (a)	7,034
265	Flir Systems, Inc. (a)	10,175

		35,135

	Energy Equipment & Services — 3.6%
336	Cameron International Corp. (a)	12,933
181	Helmerich & Payne, Inc.	7,826
137	Oceaneering International, Inc. (a)	7,329

		28,088

	Health Care Equipment & Supplies — 3.1%
255	Dentsply International, Inc.	9,589
425	Hologic, Inc. (a)	8,217
126	IDEXX Laboratories, Inc. (a)	6,910

		24,716

	Health Care Providers & Services — 6.4%
308	Coventry Health Care, Inc. (a)	10,012
254	DaVita, Inc. (a)	14,455
369	Humana, Inc. (a)	15,222

JPMorgan Diversified Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Health Care Providers & Services — Continued
361	VCA Antech, Inc. (a)	10,644

		50,333

	Health Care Technology — 1.6%
286	Cerner Corp. (a)	12,762

	Hotels, Restaurants & Leisure — 1.4%
91	Panera Bread Co., Class A (a)	4,647
245	Penn National Gaming, Inc. (a)	6,515

		11,162

	Industrial Conglomerates — 0.6%
173	McDermott International, Inc. (a)	4,425

	Insurance — 3.2%
146	ACE Ltd., (Switzerland)	7,924
183	AON Corp.	8,219
330	HCC Insurance Holdings, Inc.	8,913

		25,056

	Internet Software & Services — 0.5%
251	Akamai Technologies, Inc. (a)	4,374

	IT Services — 2.0%
50	MasterCard, Inc., Class A	8,801
419	VeriFone Holdings, Inc. (a)	6,937

		15,738

	Leisure Equipment & Products — 1.3%
583	Mattel, Inc.	10,519

	Life Sciences Tools & Services — 3.0%
115	Covance, Inc. (a)	10,178
338	Illumina, Inc. (a)	13,706

		23,884

	Machinery — 4.5%
129	AGCO Corp. (a)	5,505
110	Bucyrus International, Inc.	4,915
147	Cummins, Inc.	6,409
131	Kaydon Corp. (c)	5,925
248	Pall Corp.	8,545
85	Wabtec Corp.	4,345

		35,644

	Media — 2.0%
247	John Wiley & Sons, Inc., Class A	9,977
101	Morningstar, Inc. (a)	5,620

		15,597

	Metals & Mining — 0.6%
160	Century Aluminum Co. (a) (c)	4,419

	Multiline Retail — 1.1%
184	Kohl’s Corp. (a)	8,488

	Oil, Gas & Consumable Fuels — 6.2%
220	Cabot Oil & Gas Corp.	7,957
422	Forest Oil Corp. (a)	20,930
134	Peabody Energy Corp.	6,010
455	Southwestern Energy Co. (a)	13,893

		48,790

	Pharmaceuticals — 0.6%
101	Shire plc, (United Kingdom), ADR	4,830

	Professional Services — 1.2%
127	FTI Consulting, Inc. (a)	9,196

	Road & Rail — 1.1%
261	J.B. Hunt Transport Services, Inc.	8,702

	Semiconductors & Semiconductor Equipment — 2.5%
453	Broadcom Corp., Class A (a)	8,447
202	KLA-Tencor Corp.	6,378
164	MEMC Electronic Materials, Inc. (a)	4,646

		19,471

	Software — 6.0%
721	Activision Blizzard, Inc. (a)	11,124
486	Amdocs Ltd., (United Kingdom) (a)	13,311
228	ANSYS, Inc. (a) (c)	8,646
271	Electronic Arts, Inc. (a)	10,018
335	Nuance Communications, Inc. (a) (c)	4,079

		47,178

	Specialty Retail — 3.5%
594	Foot Locker, Inc.	9,604
519	PetSmart, Inc.	12,827
150	Urban Outfitters, Inc. (a)	4,790

		27,221

	Total Long-Term Investments (Cost $769,950)	762,396

JPMorgan Diversified Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Specialty Retail — Continued

SHARES

	Short-Term Investment — 3.0%
	Investment Company — 3.0%
23,921	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (m) (Cost $23,921)	23,921

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

	Investments of Cash Collateral for Securities on Loan — 3.1%
	Certificate of Deposit — 0.6%
4,499	Calyon, New York, VAR, 2.15%, 03/15/10	4,445

	Corporate Notes — 2.5%
5,000	BBVA Senior Finance S.A., (Spain), VAR, 2.87%, 03/12/10 (e)	4,974
6,000	General Electric Capital Corp., VAR, 2.15%, 03/12/10	5,887
1,000	Monumental Global Funding II, VAR, 2.15%, 03/26/10	917
7,000	Monumental Global Funding III, VAR, 2.86%, 05/24/10 (e)	6,166
2,000	Pricoa Global Funding I, VAR, 2.16%, 12/15/09	1,974

		19,918

	Total Investments of Cash Collateral for Securities on Loan (Cost $25,499)	24,363

	Total Investments — 103.1% (Cost $819,370)	810,680

	Liabilities in Excess of Other Assets — (3.1)%	(24,849)

	NET ASSETS — 100.0%	$785,831

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	— American Depositary Receipt
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2008.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$89,623
Aggregate gross unrealized depreciation	(98,313)

Net unrealized appreciation/depreciation	($8,690)

Federal income tax cost of investments	$819,370

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Diversified Mid Cap Growth Fund
Level 1	$ 786,317	$ -
Level 2	24,363	-
Level 3	-	-
Total	$ 810,680	$ -

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Diversified Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 98.4%
	Common Stocks — 98.4%

	Aerospace & Defense — 2.5%
39	Alliant Techsystems, Inc. (a) (c)	3,697
28	Precision Castparts Corp.	2,181
43	Spirit Aerosystems Holdings, Inc., Class A (a)	693

		6,571

	Auto Components — 0.4%
31	WABCO Holdings, Inc.	1,091

	Beverages — 1.1%
23	Brown-Forman Corp., Class B	1,649
30	Fomento Economico Mexicano S.A.B. de C.V., (Mexico), ADR	1,129

		2,778

	Building Products — 1.1%
119	Owens Corning, Inc. (a)	2,852

	Capital Markets — 3.9%
41	Affiliated Managers Group, Inc. (a)	3,405
70	Charles Schwab Corp. (The)	1,807
81	Cohen & Steers, Inc. (c)	2,292
13	Northern Trust Corp.	953
32	T. Rowe Price Group, Inc.	1,707

		10,164

	Chemicals — 3.1%
94	Albemarle Corp.	2,889
14	Intrepid Potash, Inc. (a)	407
28	Lubrizol Corp.	1,212
38	PPG Industries, Inc.	2,211
23	Sigma-Aldrich Corp.	1,195

		7,914

	Commercial Banks — 5.0%
38	City National Corp.	2,036
61	Cullen/Frost Bankers, Inc.	3,654
89	Fifth Third Bancorp	1,063
32	M&T Bank Corp.	2,837
252	Synovus Financial Corp. (c)	2,603
49	United Community Banks, Inc.	649

		12,842

	Commercial Services & Supplies — 0.7%
58	Republic Services, Inc.	1,730

	Computers & Peripherals — 0.5%
62	NCR Corp. (a)	1,367

	Construction Materials — 0.6%
56	Cemex S.A.B. de C.V., (Mexico), ADR (a)	961
9	Vulcan Materials Co. (c)	678

		1,639

	Containers & Packaging — 1.0%
41	Ball Corp.	1,623
69	Temple-Inland, Inc.	1,056

		2,679

	Distributors — 1.3%
82	Genuine Parts Co.	3,293

	Diversified Telecommunication Services — 1.1%
44	CenturyTel, Inc.	1,602
102	Windstream Corp.	1,121

		2,723

	Electric Utilities — 4.5%
126	American Electric Power Co., Inc.	4,676
53	Edison International	2,120
33	FirstEnergy Corp.	2,184
111	Westar Energy, Inc.	2,548

		11,528

	Electronic Equipment, Instruments & Components — 2.2%
20	Amphenol Corp., Class A	795
91	Arrow Electronics, Inc. (a)	2,391
92	Tyco Electronics Ltd., (Bermuda)	2,545

		5,731

	Energy Equipment & Services — 1.0%
59	Helix Energy Solutions Group, Inc. (a)	1,425
24	Unit Corp. (a)	1,201

		2,626

	Food & Staples Retailing — 2.2%
56	Great Atlantic & Pacific Tea Co. (a) (c)	603

JPMorgan Diversified Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Food & Staples Retailing — Continued
173	Safeway, Inc.	4,094
48	SUPERVALU, Inc.	1,033

		5,730

	Food Products — 1.0%
38	Archer-Daniels-Midland Co.	835
23	Dean Foods Co. (a)	533
12	JM Smucker Co. (The)	583
40	Smithfield Foods, Inc. (a) (c)	630

		2,581

	Gas Utilities — 3.5%
58	Energen Corp.	2,631
49	Equitable Resources, Inc.	1,783
80	ONEOK, Inc.	2,738
29	Questar Corp.	1,182
32	UGI Corp.	815

		9,149

	Health Care Equipment & Supplies — 1.2%
40	Becton, Dickinson & Co.	3,178

	Health Care Providers & Services — 3.0%
56	Community Health Systems, Inc. (a)	1,630
71	Coventry Health Care, Inc. (a)	2,296
51	Lincare Holdings, Inc. (a)	1,541
76	VCA Antech, Inc. (a)	2,231

		7,698

	Hotels, Restaurants & Leisure — 3.0%
76	Burger King Holdings, Inc.	1,862
36	International Game Technology	622
140	Marriott International, Inc., Class A	3,653
44	Vail Resorts, Inc. (a) (c)	1,534

		7,671

	Household Durables — 2.8%
60	Fortune Brands, Inc.	3,413
60	Jarden Corp. (a)	1,408
38	KB Home (c)	754
22	Lennar Corp., Class A	326
20	Mohawk Industries, Inc. (a) (c)	1,375

		7,276

	Household Products — 0.4%
17	Clorox Co.	1,056

	Industrial Conglomerates — 0.6%
53	Carlisle Cos., Inc.	1,588

	Insurance — 12.1%
60	Assurant, Inc.	3,287
77	Cincinnati Financial Corp.	2,176
56	Everest Re Group Ltd., (Bermuda)	4,885
42	Genworth Financial, Inc., Class A	361
102	Loews Corp.	4,008
243	Old Republic International Corp. (c)	3,098
156	OneBeacon Insurance Group Ltd.	3,289
46	Principal Financial Group, Inc.	1,995
68	ProAssurance Corp. (a)	3,802
31	Protective Life Corp.	881
98	W.R. Berkley Corp.	2,310
75	XL Capital Ltd., (Bermuda), Class A	1,337

		31,429

	Internet & Catalog Retail — 0.9%
21	Amazon.com, Inc. (a)	1,528
51	Expedia, Inc. (a)	772

		2,300

	IT Services — 2.0%
59	Fidelity National Information Services, Inc.	1,087
29	Lender Processing Services, Inc.	898
161	Total System Services, Inc.	2,644
21	Western Union Co. (The)	527

		5,156

	Machinery — 1.7%
34	Dover Corp.	1,377
27	Harsco Corp.	997
8	Joy Global, Inc.	366
52	Kennametal, Inc.	1,402
20	Oshkosh Corp.	264

		4,406

	Media — 2.4%
81	AH Belo Corp., Class A	416

JPMorgan Diversified Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Media — Continued
62	Cablevision Systems Corp., Class A	1,563
87	Clear Channel Outdoor Holdings, Inc., Class A (a) (c)	1,189
31	Lamar Advertising Co., Class A (a) (c)	951
39	Omnicom Group, Inc.	1,508
1	Washington Post Co. (The), Class B	674

		6,301

	Metals & Mining — 0.3%
30	Century Aluminum Co. (a)	822

	Multiline Retail — 0.7%
100	Macy’s, Inc.	1,800

	Multi-Utilities — 4.3%
242	CMS Energy Corp.	3,014
62	MDU Resources Group, Inc.	1,801
52	NSTAR	1,755
80	PG&E Corp.	2,996
81	Xcel Energy, Inc.	1,619

		11,185

	Oil, Gas & Consumable Fuels — 6.2%
93	CVR Energy, Inc. (a) (c)	788
35	Devon Energy Corp.	3,150
65	Kinder Morgan Management LLC (a)	3,198
28	Murphy Oil Corp.	1,777
27	Newfield Exploration Co. (a)	876
14	Penn Virginia Corp.	727
118	Teekay Corp., (Bahamas)	3,118
102	Williams Cos., Inc.	2,415

		16,049

	Real Estate Investment Trusts (REITs) — 5.0%
69	Cousins Properties, Inc. (c)	1,751
76	Kimco Realty Corp.	2,796
22	PS Business Parks, Inc.	1,261
18	Public Storage	1,742
26	Rayonier, Inc. (c)	1,226
29	Regency Centers Corp.	1,914
25	Vornado Realty Trust	2,298

		12,988

	Real Estate Management & Development — 1.7%
65	Brookfield Asset Management, Inc., (Canada), Class A	1,792
104	Brookfield Properties Corp., (Canada)	1,649
24	Jones Lang LaSalle, Inc.	1,030

		4,471

	Software — 0.6%
77	Jack Henry & Associates, Inc.	1,563

	Specialty Retail — 6.2%
39	Abercrombie & Fitch Co., Class A	1,543
105	AutoNation, Inc. (a) (c)	1,176
24	AutoZone, Inc. (a)	2,945
32	Lowe’s Cos., Inc.	758
60	Sherwin-Williams Co. (The)	3,417
106	Staples, Inc.	2,379
77	Tiffany & Co.	2,740
37	TJX Cos., Inc.	1,126

		16,084

	Textiles, Apparel & Luxury Goods — 2.1%
59	Coach, Inc. (a)	1,477
2	Columbia Sportswear Co. (c)	84
33	Phillips-Van Heusen Corp.	1,259
34	V.F. Corp.	2,640

		5,460

	Thrifts & Mortgage Finance — 1.7%
61	Hudson City Bancorp, Inc.	1,124
174	People’s United Financial, Inc. (c)	3,353

		4,477

	Tobacco — 1.1%
41	Lorillard, Inc.	2,917

	Water Utilities — 0.5%
64	American Water Works Co., Inc.	1,365

	Wireless Telecommunication Services — 1.2%
39	Telephone & Data Systems, Inc.	1,407
38	U.S. Cellular Corp. (a) (c)	1,797

JPMorgan Diversified Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Wireless Telecommunication Services — Continued

		3,204

	Total Long-Term Investments (Cost $255,012)	255,432

SHARES

	Short-Term Investment — 2.1%

	Investment Company — 2.1%
5,552	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (m) (Cost $5,552)	5,552

PRINCIPAL AMOUNT ($)

	Investments of Cash Collateral for Securities on Loan — 7.3%

	Certificate of Deposit — 1.0%
2,500	Calyon, New York, VAR, 2.15%, 03/15/10	2,469

	Corporate Notes — 6.3%
4,000	BBVA Senior Finance S.A., (Spain), VAR, 2.87%, 03/12/10 (e)	3,980
4,000	General Electric Capital Corp., VAR, 2.15%, 03/12/10	3,924
3,000	Monumental Global Funding III, VAR, 2.86%, 05/24/10 (e)	2,643
3,000	Pricoa Global Funding I, VAR, 2.16%, 12/15/09	2,961
3,000	Wachovia Bank N.A., VAR, 2.11%, 02/23/09	2,825

		16,333

	Total Investments of Cash Collateral for Securities on Loan (Cost $19,500)	18,802

	Total Investments — 107.8% (Cost $280,064)	279,786

	Liabilities in Excess of Other Assets — (7.8)%	(20,167)

	NET ASSETS — 100.0%	$259,619

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR —	American Depositary Receipt
VAR —	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2008.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,693
Aggregate gross unrealized depreciation	(29,971)

Net unrealized appreciation/depreciation	$(278)

Federal income tax cost of investments	$280,064

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Diversified Mid Cap Value Fund
Level 1	$ 258,894	$ -
Level 2	20,892	-
Level 3	-	-
Total	$ 279,786	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 98.2%
	Common Stocks — 98.2%
	Aerospace & Defense — 2.3%
25	Honeywell International, Inc.	1,051
49	United Technologies Corp.	2,967

		4,018

	Beverages — 3.7%
35	Anheuser-Busch Cos., Inc.	2,238
57	Coca-Cola Co. (The)	3,025
18	PepsiCo, Inc.	1,269

		6,532

	Capital Markets — 3.0%
71	Bank of New York Mellon Corp. (The)	2,326
63	Morgan Stanley	1,458
7	State Street Corp.	381
47	W.P. Carey & Co. LLC	1,219

		5,384

	Chemicals — 2.9%
17	Air Products & Chemicals, Inc.	1,137
24	PPG Industries, Inc.	1,400
37	Rohm & Haas Co.	2,590

		5,127

	Commercial Banks — 3.7%
39	Fifth Third Bancorp	463
18	M&T Bank Corp.	1,580
25	SunTrust Banks, Inc.	1,125
75	Synovus Financial Corp. (c)	776
86	TCF Financial Corp.	1,550
27	Wells Fargo & Co.	998

		6,492

	Construction Materials — 1.5%
73	Cemex S.A.B. de C.V., (Mexico), ADR (a)	1,264
18	Vulcan Materials Co. (c)	1,326

		2,590

	Containers & Packaging — 0.6%
66	Temple-Inland, Inc.	1,011

	Distributors — 1.4%
62	Genuine Parts Co.	2,509

	Diversified Financial Services — 4.2%
120	Bank of America Corp.	4,214
160	Citigroup, Inc.	3,284

		7,498

	Diversified Telecommunication Services — 5.6%
143	AT&T, Inc.	3,991
88	Consolidated Communications Holdings, Inc.	1,321
105	Verizon Communications, Inc.	3,357
118	Windstream Corp.	1,287

		9,956

	Electric Utilities — 4.2%
71	American Electric Power Co., Inc.	2,614
32	FirstEnergy Corp.	2,144
107	Northeast Utilities	2,734

		7,492

	Electrical Equipment — 1.4%
63	Emerson Electric Co.	2,549

	Food & Staples Retailing — 0.4%
35	SUPERVALU, Inc.	768

	Food Products — 4.3%
39	General Mills, Inc.	2,666
43	Kellogg Co.	2,401
79	Kraft Foods, Inc., Class A	2,589

		7,656

	Gas Utilities — 0.5%
22	Equitable Resources, Inc.	822

	Household Durables — 1.7%
18	Black & Decker Corp.	1,094
34	Fortune Brands, Inc.	1,950

		3,044

	Household Products — 2.8%
23	Kimberly-Clark Corp.	1,504
50	Procter & Gamble Co.	3,450

		4,954

	Industrial Conglomerates — 1.9%
128	General Electric Co.	3,272

	Insurance — 8.2%
55	Allstate Corp. (The)	2,527
67	Chubb Corp. (The)	3,684
69	Genworth Financial, Inc., Class A	591

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Insurance — Continued
22	Hartford Financial Services Group, Inc.	918
50	IPC Holdings Ltd., (Bermuda)	1,523
24	Old Republic International Corp.	300
66	OneBeacon Insurance Group Ltd.	1,392
9	Prudential Financial, Inc.	677
42	Travelers Cos., Inc. (The)	1,916
58	XL Capital Ltd., (Bermuda), Class A	1,032

		14,560

	Marine — 1.4%
133	Seaspan Corp., (Hong Kong)	2,397

	Media — 1.8%
46	Belo Corp., Class A	275
45	McGraw-Hill Cos., Inc. (The)	1,425
91	Regal Entertainment Group, Class A (c)	1,430

		3,130

	Multi-Utilities — 3.8%
102	CMS Energy Corp.	1,267
73	PG&E Corp.	2,749
135	Xcel Energy, Inc.	2,688

		6,704

	Oil, Gas & Consumable Fuels — 13.2%
56	Chevron Corp.	4,598
54	ConocoPhillips	3,970
73	Energy Transfer Equity LP	1,583
114	Exxon Mobil Corp.	8,877
17	Marathon Oil Corp.	686
63	NuStar GP Holdings LLC	1,097
27	Royal Dutch Shell plc, (Netherlands), ADR	1,587
34	Teekay Corp., (Bahamas)	908

		23,306

	Pharmaceuticals — 8.1%
32	Abbott Laboratories	1,843
62	Johnson & Johnson	4,323
73	Merck & Co., Inc.	2,298
39	Novartis AG, (Switzerland), ADR	2,055
139	Pfizer, Inc.	2,571
36	Wyeth	1,322

		14,412

	Real Estate Investment Trusts (REITs) — 4.4%
20	Agree Realty Corp.	560
24	Plum Creek Timber Co., Inc.	1,182
11	Public Storage	1,069
47	Rayonier, Inc.	2,208
42	Regency Centers Corp.	2,781

		7,800

	Real Estate Management & Development — 0.2%
22	Forestar Real Estate Group, Inc. (a)	324

	Semiconductors & Semiconductor Equipment — 1.3%
121	Intel Corp.	2,268

	Specialty Retail — 1.2%
59	Limited Brands, Inc.	1,014
20	Sherwin-Williams Co. (The)	1,149

		2,163

	Textiles, Apparel & Luxury Goods — 1.9%
44	V.F. Corp.	3,386

	Thrifts & Mortgage Finance — 1.4%
130	People’s United Financial, Inc.	2,495

	Tobacco — 4.3%
60	Lorillard, Inc.	4,241
69	Philip Morris International, Inc.	3,333

		7,574

	Transportation Infrastructure — 0.2%
23	Macquarie Infrastructure Co. LLC (c)	309

	Water Utilities — 0.4%
31	American Water Works Co., Inc.	671

	Wireless Telecommunication Services — 0.3%
21	Crown Castle International Corp. (a)	596

	Total Long-Term Investments (Cost $130,646)	173,769

	Short-Term Investment — 1.4%
	Investment Company — 1.4%
2,519	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (m)	2,519

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Short-Term Investment — Continued
	Investment Company — Continued (Cost $2,519)

	Investments of Cash Collateral for Securities on Loan — 2.0%

	Investment Company — 2.0%
3,556	JPMorgan Prime Money Market Fund, Capital Shares (b) (Cost $3,556)	3,556

	Total Investments — 101.6% (Cost $136,721)	179,844

	Liabilities in Excess of Other Assets — (1.6)%	(2,784)

	NET ASSETS — 100.0%	$177,060

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$52,408
Aggregate gross unrealized depreciation	(9,285)

Net unrealized appreciation/depreciation	$43,123

Federal income tax cost of investments	$136,721

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Equity Income Fund
Level 1	$ 174,938	$ -
Level 2	4,906	-
Level 3	-	-
Total	$ 179,844	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 99.3%
	Common Stocks — 99.3%
	Aerospace & Defense — 2.7%
131	Boeing Co.	7,498
70	General Dynamics Corp.	5,166
22	Goodrich Corp.	919
131	Honeywell International, Inc.	5,463
21	L-3 Communications Holdings, Inc.	2,109
59	Lockheed Martin Corp.	6,449
60	Northrop Grumman Corp.	3,609
25	Precision Castparts Corp.	1,939
74	Raytheon Co.	3,940
28	Rockwell Collins, Inc.	1,354
170	United Technologies Corp.	10,231

		48,677

	Air Freight & Logistics — 1.0%
30	C.H. Robinson Worldwide, Inc.	1,530
38	Expeditors International of Washington, Inc.	1,311
55	FedEx Corp.	4,344
178	United Parcel Service, Inc., Class B	11,199

		18,384

	Airlines — 0.1%
130	Southwest Airlines Co.	1,881

	Auto Components — 0.2%
43	Goodyear Tire & Rubber Co. (The) (a)	652
105	Johnson Controls, Inc.	3,181

		3,833

	Automobiles — 0.3%
399	Ford Motor Co. (a) (c)	2,077
100	General Motors Corp. (c)	945
42	Harley-Davidson, Inc. (c)	1,550

		4,572

	Beverages — 2.8%
127	Anheuser-Busch Cos., Inc.	8,240
14	Brown-Forman Corp., Class B	995
351	Coca-Cola Co. (The)	18,567
56	Coca-Cola Enterprises, Inc.	939
34	Constellation Brands, Inc., Class A (a)	735
27	Molson Coors Brewing Co., Class B	1,244
24	Pepsi Bottling Group, Inc.	704
277	PepsiCo, Inc.	19,706

		51,130

	Biotechnology — 1.7%
187	Amgen, Inc. (a)	11,076
51	Biogen Idec, Inc. (a)	2,578
80	Celgene Corp. (a)	5,084
47	Genzyme Corp. (a)	3,838
162	Gilead Sciences, Inc. (a)	7,406

		29,982

	Building Products — 0.1%
64	Masco Corp.	1,141

	Capital Markets — 2.8%
37	American Capital Ltd. (c)	933
38	Ameriprise Financial, Inc.	1,464
202	Bank of New York Mellon Corp. (The)	6,595
165	Charles Schwab Corp. (The)	4,284
95	E*Trade Financial Corp. (a) (c)	266
16	Federated Investors, Inc., Class B	448
27	Franklin Resources, Inc.	2,370
77	Goldman Sachs Group, Inc. (The)	9,822
68	Invesco Ltd.	1,433
28	Janus Capital Group, Inc.	685
25	Legg Mason, Inc.	953
270	Merrill Lynch & Co., Inc.	6,844
196	Morgan Stanley	4,505
39	Northern Trust Corp.	2,819
76	State Street Corp.	4,337
46	T. Rowe Price Group, Inc.	2,455

		50,213

	Chemicals — 2.0%
37	Air Products & Chemicals, Inc.	2,563
10	Ashland, Inc.	293
10	CF Industries Holdings, Inc.	913
163	Dow Chemical Co. (The)	5,192
159	E.l. du Pont de Nemours & Co.	6,420
13	Eastman Chemical Co.	743
31	Ecolab, Inc.	1,505

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Chemicals — Continued
20	Hercules, Inc.	394
14	International Flavors & Fragrances, Inc.	548
97	Monsanto Co.	9,615
29	PPG Industries, Inc.	1,691
56	Praxair, Inc.	3,991
22	Rohm & Haas Co.	1,531
22	Sigma-Aldrich Corp.	1,166

		36,565

	Commercial Banks — 3.0%
97	BB&T Corp. (c)	3,669
27	Comerica, Inc.	871
102	Fifth Third Bancorp (c)	1,214
36	First Horizon National Corp.	333
65	Huntington Bancshares, Inc. (c)	517
87	KeyCorp	1,043
14	M&T Bank Corp. (c)	1,216
46	Marshall & Ilsley Corp.	923
134	National City Corp. (c)	235
61	PNC Financial Services Group, Inc.	4,571
123	Regions Financial Corp.	1,178
62	SunTrust Banks, Inc.	2,811
308	U.S. Bancorp	11,083
381	Wachovia Corp. (c)	1,335
584	Wells Fargo & Co.	21,934
20	Zions Bancorp (c)	784

		53,717

	Commercial Services & Supplies — 0.4%
60	Allied Waste Industries, Inc. (a)	665
19	Avery Dennison Corp.	836
23	Cintas Corp.	670
37	Pitney Bowes, Inc.	1,221
37	R.R. Donnelley & Sons Co.	910
87	Waste Management, Inc.	2,728

		7,030

	Communications Equipment — 2.6%
16	Ciena Corp. (a)	161
1,043	Cisco Systems, Inc. (a)	23,538
279	Corning, Inc.	4,359
24	Harris Corp.	1,095
38	JDS Uniphase Corp. (a)	320
96	Juniper Networks, Inc. (a)	2,023
400	Motorola, Inc.	2,857
290	QUALCOMM, Inc.	12,454
70	Tellabs, Inc. (a)	285

		47,092

	Computers & Peripherals — 4.4%
156	Apple, Inc. (a)	17,784
308	Dell, Inc. (a)	5,073
366	EMC Corp. (a)	4,374
433	Hewlett-Packard Co.	20,002
239	International Business Machines Corp.	27,989
16	Lexmark International, Inc., Class A (a)	506
58	NetApp, Inc. (a)	1,054
23	QLogic Corp. (a)	356
40	SanDisk Corp. (a)	777
133	Sun Microsystems, Inc. (a)	1,011
32	Teradata Corp. (a)	615

		79,541

	Construction & Engineering — 0.2%
32	Fluor Corp.	1,762
22	Jacobs Engineering Group, Inc. (a)	1,174

		2,936

	Construction Materials — 0.1%
19	Vulcan Materials Co. (c)	1,445

	Consumer Finance — 0.7%
205	American Express Co.	7,255
66	Capital One Financial Corp.	3,385
85	Discover Financial Services	1,170
83	SLM Corp. (a)	1,018

		12,828

	Containers & Packaging — 0.1%
17	Ball Corp.	675
18	Bemis Co., Inc.	461
23	Pactiv Corp. (a)	574
28	Sealed Air Corp.	614

		2,324

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Distributors — 0.1%
29	Genuine Parts Co.	1,149

	Diversified Consumer Services — 0.1%
19	Apollo Group, Inc., Class A (a)	1,112
58	H&R Block, Inc.	1,319

		2,431

	Diversified Financial Services — 4.9%
805	Bank of America Corp.	28,190
50	CIT Group, Inc. (c)	351
962	Citigroup, Inc.	19,726
12	CME Group, Inc.	4,402
13	IntercontinentalExchange, Inc. (a)	1,074
651	JPMorgan Chase & Co. (q)	30,387
31	Leucadia National Corp.	1,420
35	Moody’s Corp. (c)	1,185
47	NYSE Euronext	1,841

		88,576

	Diversified Telecommunication Services — 2.7%
1,041	AT&T, Inc.	29,060
18	CenturyTel, Inc.	663
25	Embarq Corp.	1,021
56	Frontier Communications Corp.	642
262	Qwest Communications International, Inc. (c)	847
503	Verizon Communications, Inc.	16,140
78	Windstream Corp.	849

		49,222

	Electric Utilities — 2.1%
30	Allegheny Energy, Inc.	1,097
71	American Electric Power Co., Inc.	2,631
223	Duke Energy Corp.	3,894
58	Edison International	2,296
34	Entergy Corp.	3,012
116	Exelon Corp.	7,270
54	FirstEnergy Corp.	3,607
72	FPL Group, Inc.	3,629
36	Pepco Holdings, Inc.	816
18	Pinnacle West Capital Corp.	612
66	PPL Corp.	2,449
46	Progress Energy, Inc.	1,996
136	Southern Co.	5,127

		38,436

	Electrical Equipment — 0.4%
31	Cooper Industries Ltd., Class A	1,228
137	Emerson Electric Co.	5,590
26	Rockwell Automation, Inc.	960

		7,778

	Electronic Equipment, Instruments & Components — 0.4%
63	Agilent Technologies, Inc. (a)	1,873
31	Amphenol Corp., Class A	1,253
37	Jabil Circuit, Inc.	354
25	Molex, Inc.	566
83	Tyco Electronics Ltd., (Bermuda)	2,307

		6,353

	Energy Equipment & Services — 2.6%
54	Baker Hughes, Inc.	3,296
52	BJ Services Co.	994
38	Cameron International Corp. (a)	1,482
25	ENSCO International, Inc.	1,459
155	Halliburton Co.	5,016
49	Nabors Industries Ltd., (Bermuda) (a)	1,233
74	National Oilwell Varco, Inc. (a)	3,703
48	Noble Corp.	2,087
20	Rowan Cos., Inc.	610
212	Schlumberger Ltd.	16,545
38	Smith International, Inc.	2,237
56	Transocean, Inc. (a)	6,189
120	Weatherford International Ltd. (a)	3,022

		47,873

	Food & Staples Retailing — 2.9%
77	Costco Wholesale Corp.	4,986
253	CVS/Caremark Corp.	8,532
116	Kroger Co. (The)	3,179
77	Safeway, Inc.	1,824
38	SUPERVALU, Inc.	814
106	SYSCO Corp.	3,278
175	Walgreen Co.	5,413
396	Wal-Mart Stores, Inc.	23,719
25	Whole Foods Market, Inc. (c)	496

		52,241

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Food Products — 1.7%
114	Archer-Daniels-Midland Co.	2,493
37	Campbell Soup Co.	1,444
80	ConAgra Foods, Inc.	1,557
27	Dean Foods Co. (a) (c)	629
59	General Mills, Inc.	4,081
55	H.J. Heinz Co.	2,756
29	Hershey Co. (The)	1,157
44	Kellogg Co.	2,481
268	Kraft Foods, Inc., Class A	8,781
23	McCormick & Co., Inc. (Non-Voting)	876
125	Sara Lee Corp.	1,576
53	Tyson Foods, Inc., Class A	633
38	Wm. Wrigley, Jr., Co.	3,022

		31,486

	Gas Utilities — 0.1%
8	Nicor, Inc.	354
31	Questar Corp.	1,253

		1,607

	Health Care Equipment & Supplies — 2.3%
111	Baxter International, Inc.	7,276
43	Becton, Dickinson & Co.	3,453
265	Boston Scientific Corp. (a)	3,252
18	C.R. Bard, Inc.	1,665
89	Covidien Ltd.	4,765
28	Hospira, Inc. (a)	1,076
7	Intuitive Surgical, Inc. (a)	1,653
199	Medtronic, Inc.	9,983
60	St. Jude Medical, Inc. (a)	2,626
44	Stryker Corp.	2,722
22	Varian Medical Systems, Inc. (a)	1,260
40	Zimmer Holdings, Inc. (a)	2,568

		42,299

	Health Care Providers & Services — 1.9%
83	Aetna, Inc.	3,008
28	AmerisourceBergen Corp.	1,054
63	Cardinal Health, Inc.	3,126
49	Cigna Corp.	1,650
26	Coventry Health Care, Inc. (a)	851
18	DaVita, Inc. (a)	1,051
44	Express Scripts, Inc. (a)	3,216
30	Humana, Inc. (a)	1,229
20	Laboratory Corp. of America Holdings (a)	1,365
49	McKesson Corp.	2,622
89	Medco Health Solutions, Inc. (a)	4,019
16	Patterson Cos., Inc. (a)	489
28	Quest Diagnostics, Inc.	1,442
73	Tenet Healthcare Corp. (a)	407
215	UnitedHealth Group, Inc.	5,461
90	WellPoint, Inc. (a)	4,224

		35,214

	Health Care Technology — 0.0% (g)
32	IMS Health, Inc.	607

	Hotels, Restaurants & Leisure — 1.3%
77	Carnival Corp.	2,728
25	Darden Restaurants, Inc.	710
55	International Game Technology	939
52	Marriott International, Inc., Class A	1,362
199	McDonald’s Corp.	12,257
129	Starbucks Corp. (a)	1,919
33	Starwood Hotels & Resorts Worldwide, Inc.	928
31	Wyndham Worldwide Corp.	492
83	Yum! Brands, Inc.	2,700

		24,035

	Household Durables — 0.5%
11	Black & Decker Corp.	643
22	Centex Corp.	354
49	D.R. Horton, Inc. (c)	633
26	Fortune Brands, Inc.	1,519
10	Harman International Industries, Inc.	352
13	KB Home	262
28	Leggett & Platt, Inc.	619
25	Lennar Corp., Class A	379
49	Newell Rubbermaid, Inc.	845
38	Pulte Homes, Inc. (c)	527
10	Snap-On, Inc.	534
14	Stanley Works (The)	579
13	Whirlpool Corp.	1,043

		8,289

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Household Products — 2.8%
24	Clorox Co.	1,529
89	Colgate-Palmolive Co.	6,731
73	Kimberly-Clark Corp.	4,755
536	Procter & Gamble Co.	37,349

		50,364

	Independent Power Producers & Energy Traders — 0.1%
119	AES Corp. (The) (a)	1,389
31	Constellation Energy Group, Inc.	765
89	Dynegy, Inc., Class A (a)	320

		2,474

	Industrial Conglomerates — 3.1%
123	3M Co.	8,434
1,757	General Electric Co. (k)	44,805
44	Textron, Inc.	1,285
84	Tyco International Ltd., (Bermuda)	2,937

		57,461

	Insurance — 3.0%
84	Aflac, Inc.	4,942
96	Allstate Corp. (The)	4,411
475	American International Group, Inc.	1,581
49	AON Corp.	2,205
21	Assurant, Inc.	1,152
64	Chubb Corp. (The)	3,496
29	Cincinnati Financial Corp.	816
76	Genworth Financial, Inc., Class A	659
53	Hartford Financial Services Group, Inc.	2,181
45	Lincoln National Corp.	1,942
64	Loews Corp.	2,526
91	Marsh & McLennan Cos., Inc.	2,877
35	MBIA, Inc. (c)	411
121	MetLife, Inc.	6,792
46	Principal Financial Group, Inc.	1,991
119	Progressive Corp. (The)	2,076
75	Prudential Financial, Inc.	5,430
15	Torchmark Corp.	921
104	Travelers Cos., Inc. (The)	4,716
61	Unum Group	1,532
55	XL Capital Ltd., (Bermuda), Class A	989

		53,646

	Internet & Catalog Retail — 0.3%
56	Amazon.com, Inc. (a)	4,105
37	Expedia, Inc. (a)	558

		4,663

	Internet Software & Services — 1.5%
30	Akamai Technologies, Inc. (a)	521
193	eBay, Inc. (a)	4,318
42	Google, Inc., Class A (a)	16,906
34	VeriSign, Inc. (a)	890
245	Yahoo!, Inc. (a)	4,234

		26,869

	IT Services — 1.0%
17	Affiliated Computer Services, Inc., Class A (a)	870
90	Automatic Data Processing, Inc.	3,841
52	Cognizant Technology Solutions Corp., Class A (a)	1,176
27	Computer Sciences Corp. (a)	1,074
22	Convergys Corp. (a)	318
34	Fidelity National Information Services, Inc.	619
29	Fiserv, Inc. (a)	1,371
13	MasterCard, Inc., Class A	2,265
57	Paychex, Inc.	1,872
35	Total System Services, Inc.	573
64	Unisys Corp. (a)	175
129	Western Union Co. (The)	3,177

		17,331

	Leisure Equipment & Products — 0.1%
51	Eastman Kodak Co.	783
22	Hasbro, Inc.	770
64	Mattel, Inc.	1,149

		2,702

	Life Sciences Tools & Services — 0.4%
30	Applied Biosystems, Inc.	1,025
10	Millipore Corp. (a) (c)	671
21	PerkinElmer, Inc.	527
74	Thermo Fisher Scientific, Inc. (a)	4,071

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Life Sciences Tools & Services — Continued
17	Waters Corp. (a)	1,017

		7,311

	Machinery — 1.7%
108	Caterpillar, Inc.	6,408
36	Cummins, Inc.	1,565
45	Danaher Corp.	3,128
75	Deere & Co.	3,733
33	Dover Corp.	1,345
29	Eaton Corp.	1,649
71	Illinois Tool Works, Inc.	3,140
56	Ingersoll-Rand Co. Ltd., (Bermuda), Class A	1,754
32	ITT Corp.	1,785
23	Manitowoc Co., Inc. (The)	358
64	PACCAR, Inc.	2,451
21	Pall Corp.	728
30	Parker Hannifin Corp.	1,569
17	Terex Corp. (a)	524

		30,137

	Media — 2.5%
120	CBS Corp., Class B	1,751
515	Comcast Corp., Class A	10,119
102	DIRECTV Group, Inc. (The) (a)	2,668
40	Gannett Co., Inc. (c)	681
84	Interpublic Group of Companies, Inc. (The) (a) (c)	652
56	McGraw-Hill Cos., Inc. (The)	1,773
6	Meredith Corp.	179
21	New York Times Co. (The), Class A (c)	294
406	News Corp., Class A	4,862
56	Omnicom Group, Inc.	2,171
16	Scripps Networks Interactive, Inc., Class A	576
633	Time Warner, Inc.	8,297
110	Viacom, Inc., Class B (a)	2,724
331	Walt Disney Co. (The)	10,172
1	Washington Post Co. (The), Class B	591

		47,510

	Metals & Mining — 0.8%
20	AK Steel Holding Corp.	514
144	Alcoa, Inc.	3,244
18	Allegheny Technologies, Inc.	523
68	Freeport-McMoRan Copper & Gold, Inc.	3,856
81	Newmont Mining Corp.	3,126
56	Nucor Corp.	2,209
15	Titanium Metals Corp. (c)	170
21	United States Steel Corp.	1,610

		15,252

	Multiline Retail — 0.8%
14	Big Lots, Inc. (a) (c)	403
10	Dillard’s, Inc., Class A	119
25	Family Dollar Stores, Inc.	585
39	J.C. Penney Co., Inc.	1,308
54	Kohl’s Corp. (a)	2,479
74	Macy’s, Inc.	1,336
28	Nordstrom, Inc. (c)	812
10	Sears Holdings Corp. (a) (c)	939
133	Target Corp.	6,537

		14,518

	Multi-Utilities — 1.2%
37	Ameren Corp.	1,449
60	CenterPoint Energy, Inc.	880
40	CMS Energy Corp.	496
48	Consolidated Edison, Inc.	2,073
102	Dominion Resources, Inc.	4,381
29	DTE Energy Co.	1,156
13	Integrys Energy Group, Inc.	674
48	NiSource, Inc.	715
63	PG&E Corp.	2,372
90	Public Service Enterprise Group, Inc.	2,945
44	Sempra Energy	2,196
38	TECO Energy, Inc.	591
79	Xcel Energy, Inc.	1,575

		21,503

	Office Electronics — 0.1%
154	Xerox Corp.	1,776

	Oil, Gas & Consumable Fuels — 10.7%
83	Anadarko Petroleum Corp.	4,014
59	Apache Corp.	6,160

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Oil, Gas & Consumable Fuels — Continued
18	Cabot Oil & Gas Corp.	660
92	Chesapeake Energy Corp.	3,301
363	Chevron Corp.	29,930
268	ConocoPhillips	19,663
32	Consol Energy, Inc.	1,485
78	Devon Energy Corp.	7,117
124	El Paso Corp.	1,580
44	EOG Resources, Inc.	3,931
917	Exxon Mobil Corp.	71,245
50	Hess Corp.	4,103
125	Marathon Oil Corp.	4,969
15	Massey Energy Co.	533
34	Murphy Oil Corp.	2,157
31	Noble Energy, Inc.	1,695
144	Occidental Petroleum Corp.	10,167
48	Peabody Energy Corp.	2,161
21	Pioneer Natural Resources Co.	1,106
27	Range Resources Corp.	1,174
61	Southwestern Energy Co. (a)	1,851
109	Spectra Energy Corp.	2,585
21	Sunoco, Inc.	734
24	Tesoro Corp. (c)	402
92	Valero Energy Corp.	2,800
102	Williams Cos., Inc.	2,407
97	XTO Energy, Inc.	4,514

		192,444

	Paper & Forest Products — 0.3%
76	International Paper Co.	1,977
30	MeadWestvaco Corp.	703
37	Weyerhaeuser Co.	2,261

		4,941

	Personal Products — 0.2%
75	Avon Products, Inc.	3,126
20	Estee Lauder Cos., Inc. (The), Class A	1,012

		4,138

	Pharmaceuticals — 6.7%
272	Abbott Laboratories	15,678
54	Allergan, Inc.	2,797
19	Barr Pharmaceuticals, Inc. (a)	1,255
350	Bristol-Myers Squibb Co.	7,290
177	Eli Lilly & Co.	7,781
54	Forest Laboratories, Inc. (a)	1,523
494	Johnson & Johnson	34,195
44	King Pharmaceuticals, Inc. (a)	417
378	Merck & Co., Inc.	11,943
54	Mylan, Inc. (a) (c)	614
1,191	Pfizer, Inc.	21,955
287	Schering-Plough Corp.	5,303
18	Watson Pharmaceuticals, Inc. (a)	526
236	Wyeth	8,700

		119,977

	Professional Services — 0.1%
23	Equifax, Inc.	780
22	Monster Worldwide, Inc. (a)	326
28	Robert Half International, Inc.	682

		1,788

	Real Estate Investment Trusts (REITs) — 1.3%
15	Apartment Investment & Management Co., Class A	530
14	AvalonBay Communities, Inc.	1,339
21	Boston Properties, Inc.	1,982
21	Developers Diversified Realty Corp.	673
48	Equity Residential	2,125
40	General Growth Properties, Inc.	607
44	HCP, Inc.	1,784
92	Host Hotels & Resorts, Inc.	1,219
40	Kimco Realty Corp.	1,482
30	Plum Creek Timber Co., Inc.	1,507
46	ProLogis	1,913
22	Public Storage	2,190
40	Simon Property Group, Inc.	3,855
24	Vornado Realty Trust (c)	2,200

		23,406

	Real Estate Management & Development — 0.0% (g)
30	CB Richard Ellis Group, Inc., Class A (a)	406

	Road & Rail — 1.1%
50	Burlington Northern Santa Fe Corp.	4,610
72	CSX Corp.	3,929

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Road & Rail — Continued
66	Norfolk Southern Corp.	4,388
10	Ryder System, Inc.	618
90	Union Pacific Corp.	6,400

		19,945

	Semiconductors & Semiconductor Equipment — 2.2%
107	Advanced Micro Devices, Inc. (a) (c)	563
53	Altera Corp.	1,099
51	Analog Devices, Inc.	1,352
237	Applied Materials, Inc.	3,585
78	Broadcom Corp., Class A (a)	1,452
993	Intel Corp.	18,598
31	KLA-Tencor Corp.	968
39	Linear Technology Corp.	1,200
114	LSI Corp. (a)	609
40	MEMC Electronic Materials, Inc. (a)	1,128
33	Microchip Technology, Inc. (c)	957
134	Micron Technology, Inc. (a)	544
34	National Semiconductor Corp.	593
18	Novellus Systems, Inc. (a)	344
98	NVIDIA Corp. (a)	1,053
30	Teradyne, Inc. (a)	233
232	Texas Instruments, Inc.	4,978
49	Xilinx, Inc.	1,145

		40,401

	Software — 3.7%
94	Adobe Systems, Inc. (a)	3,698
40	Autodesk, Inc. (a)	1,333
34	BMC Software, Inc. (a)	961
70	CA, Inc.	1,389
32	Citrix Systems, Inc. (a)	814
45	Compuware Corp. (a)	436
56	Electronic Arts, Inc. (a)	2,083
57	Intuit, Inc. (a)	1,792
1,387	Microsoft Corp.	37,015
61	Novell, Inc. (a)	313
692	Oracle Corp. (a)	14,056
18	Salesforce.com, Inc. (a)	890
148	Symantec Corp. (a)	2,902

		67,682

	Specialty Retail — 1.7%
15	Abercrombie & Fitch Co., Class A	607
19	AutoNation, Inc. (a) (c)	214
7	AutoZone, Inc. (a)	910
46	Bed Bath & Beyond, Inc. (a)	1,445
60	Best Buy Co., Inc.	2,237
29	GameStop Corp., Class A (a)	987
83	Gap, Inc. (The)	1,475
300	Home Depot, Inc.	7,766
50	Limited Brands, Inc.	873
259	Lowe’s Cos., Inc.	6,132
49	Office Depot, Inc. (a)	283
23	RadioShack Corp.	400
17	Sherwin-Williams Co. (The)	996
126	Staples, Inc.	2,826
22	Tiffany & Co.	778
74	TJX Cos., Inc.	2,261

		30,190

	Textiles, Apparel & Luxury Goods — 0.5%
60	Coach, Inc. (a)	1,490
15	Jones Apparel Group, Inc.	273
17	Liz Claiborne, Inc.	275
69	Nike, Inc., Class B	4,635
10	Polo Ralph Lauren Corp.	669
15	V.F. Corp.	1,190

		8,532

	Thrifts & Mortgage Finance — 0.1%
92	Hudson City Bancorp, Inc.	1,694
22	MGIC Investment Corp. (c)	155
96	Sovereign Bancorp, Inc.	379

		2,228

	Tobacco — 1.7%
364	Altria Group, Inc.	7,218
31	Lorillard, Inc.	2,186
364	Philip Morris International, Inc.	17,511
30	Reynolds American, Inc.	1,460
26	UST, Inc.	1,734

		30,109

	Trading Companies & Distributors — 0.1%
23	Fastenal Co. (c)	1,128

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Trading Companies & Distributors — Continued
11	W.W. Grainger, Inc.	995

		2,123

	Wireless Telecommunication Services — 0.3%
70	American Tower Corp., Class A (a)	2,503
504	Sprint Nextel Corp.	3,075

		5,578

	Total Long-Term Investments (Cost $1,133,271)	1,798,292

	Short-Term Investment — 7.5%
	Investment Company — 7.5%
136,569	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares (b) (m) (Cost $136,569)	136,569

PRINCIPAL AMOUNT ($)

	Investments of Cash Collateral for Securities on Loan — 1.1%
	Certificate of Deposit — 0.1%
2,500	Calyon, New York, VAR, 2.15%, 03/15/10	2,469

	Corporate Notes — 0.7%
5,500	BBVA Senior Finance S.A., (Spain), VAR, 2.87%, 03/12/10 (e)	5,473
4,999	Beta Finance, Inc., VAR, 2.13%, 02/20/09 (e) (i) (s)	4,962
1,700	Monumental Global Funding III, VAR, 2.86%, 05/24/10 (e)	1,497

		11,932

SHARES

	Investment Company — 0.3%
5,805	JPMorgan Prime Money Market Fund, Capital Shares (b)	5,805
	Total Investments of Cash Collateral for Securities on Loan (Cost $20,504)	20,206

	Total Investments — 107.9% (Cost $1,290,344)	1,955,067
	Liabilities in Excess of Other Assets — (7.9)%	(143,197)

	NET ASSETS — 100.0%	$1,811,870

Percentages indicated are based on net assets.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER, 2008 (Unaudited)
(Amounts in thousands)

Futures Contracts
(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
59	S & P 500 Index	December, 2008	$17,219	$(658)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

VAR —	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2008.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

(q)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, invests.
(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$780,461
Aggregate gross unrealized depreciation	(115,738)

Net unrealized appreciation/depreciation	$664,723

Federal income tax cost of investments	$1,290,344

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Equity Index Fund
Level 1	$ 1,940,666	$ -	$ (658)
Level 2	14,401	-	-
Level 3	-	-	-
Total	$ 1,955,067	$ -	$ (658)

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 98.6%
	Common Stocks — 98.6%

	Aerospace & Defense — 1.5%
83	Goodrich Corp.	3,444
25	L-3 Communications Holdings, Inc.	2,448
34	Northrop Grumman Corp.	2,077

		7,969

	Auto Components — 0.8%
64	Autoliv, Inc., (Sweden)	2,143
57	BorgWarner, Inc.	1,866

		4,009

	Beverages — 1.1%
134	Pepsi Bottling Group, Inc.	3,906
90	PepsiAmericas, Inc.	1,854

		5,760

	Building Products — 0.4%
65	Lennox International, Inc.	2,153

	Capital Markets — 3.2%
81	Apollo Investment Corp.	1,385
52	Federated Investors, Inc., Class B	1,509
50	Investment Technology Group, Inc. (a)	1,511
66	Northern Trust Corp.	4,754
90	Raymond James Financial, Inc. (c)	2,965
175	TD AMERITRADE Holding Corp. (a)	2,837
67	Waddell & Reed Financial, Inc., Class A	1,650

		16,611

	Chemicals — 2.7%
63	Airgas, Inc.	3,148
80	Celanese Corp., Class A	2,227
11	CF Industries Holdings, Inc.	970
58	Eastman Chemical Co.	3,213
40	FMC Corp.	2,068
69	Olin Corp.	1,343
33	Terra Industries, Inc.	972

		13,941

	Commercial Banks — 2.2%
93	BancorpSouth, Inc. (c)	2,611
44	Bank of Hawaii Corp.	2,330
44	BOK Financial Corp.	2,130
136	TCF Financial Corp. (c)	2,441
36	UMB Financial Corp.	1,896

		11,408

	Commercial Services & Supplies — 1.1%
195	Allied Waste Industries, Inc. (a)	2,168
157	R.R. Donnelley & Sons Co.	3,859

		6,027

	Communications Equipment — 1.1%
60	CommScope, Inc. (a)	2,063
85	Harris Corp.	3,906

		5,969

	Computers & Peripherals — 1.9%
64	Lexmark International, Inc., Class A (a)	2,075
136	NCR Corp. (a)	3,006
120	QLogic Corp. (a)	1,840
138	Western Digital Corp. (a)	2,936

		9,857

	Consumer Finance — 0.3%
96	Discover Financial Services	1,330

	Containers & Packaging — 1.7%
138	Crown Holdings, Inc. (a)	3,063
22	Greif, Inc., Class A	1,440
86	Owens-Illinois, Inc. (a)	2,527
88	Packaging Corp. of America	2,029

		9,059

	Diversified Consumer Services — 2.4%
66	Apollo Group, Inc., Class A (a)	3,884
65	DeVry, Inc.	3,210
171	H&R Block, Inc.	3,879
9	Strayer Education, Inc.	1,803

		12,776

	Diversified Financial Services — 0.6%
105	Nasdaq OMX Group (The) (a) (c)	3,202

	Diversified Telecommunication Services — 2.1%
105	CenturyTel, Inc.	3,850
94	Embarq Corp.	3,805

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Diversified Telecommunication Services — Continued
313	Windstream Corp.	3,425

		11,080

	Electric Utilities — 1.9%
92	DPL, Inc.	2,289
108	Edison International	4,289
158	Pepco Holdings, Inc.	3,617

		10,195

	Electrical Equipment — 0.7%
54	Brady Corp., Class A (c)	1,895
58	Hubbell, Inc., Class B	2,038

		3,933

	Electronic Equipment, Instruments & Components — 1.2%
25	Anixter International, Inc. (a) (c)	1,494
117	Arrow Electronics, Inc. (a)	3,065
199	Jabil Circuit, Inc.	1,896

		6,455

	Energy Equipment & Services — 2.8%
64	ENSCO International, Inc.	3,688
61	Helmerich & Payne, Inc.	2,637
36	National Oilwell Varco, Inc. (a)	1,819
48	Oil States International, Inc. (a)	1,706
132	Patterson-UTI Energy, Inc.	2,648
40	Unit Corp. (a)	2,010

		14,508

	Food & Staples Retailing — 0.4%
54	BJ’s Wholesale Club, Inc. (a)	2,102

	Food Products — 0.7%
67	Flowers Foods, Inc. (c)	1,970
66	Fresh Del Monte Produce, Inc., (Cayman Islands) (a)	1,471

		3,441

	Gas Utilities — 2.3%
67	Energen Corp.	3,016
76	National Fuel Gas Co. (c)	3,187
87	Questar Corp.	3,578
83	UGI Corp.	2,145

		11,926

	Health Care Equipment & Supplies — 0.3%
59	Kinetic Concepts, Inc. (a) (c)	1,700

	Health Care Providers & Services — 5.0%
64	Aetna, Inc.	2,304
55	AMERIGROUP Corp. (a)	1,398
136	Cigna Corp.	4,632
50	Express Scripts, Inc. (a)	3,665
63	Laboratory Corp. of America Holdings (a)	4,392
64	Lincare Holdings, Inc. (a)	1,914
97	Omnicare, Inc.	2,778
95	Quest Diagnostics, Inc.	4,906

		25,989

	Hotels, Restaurants & Leisure — 1.1%
125	Darden Restaurants, Inc.	3,579
53	International Speedway Corp., Class A	2,074

		5,653

	Household Durables — 1.4%
2	Garmin Ltd., (Cayman Islands) (a) (c)	54
146	Leggett & Platt, Inc.	3,190
49	Snap-On, Inc.	2,583
52	Tupperware Brands Corp.	1,430

		7,257

	Household Products — 0.7%
59	Church & Dwight Co., Inc.	3,673

	Industrial Conglomerates — 0.4%
81	McDermott International, Inc. (a)	2,067

	Insurance — 6.1%
55	Allied World Assurance Co. Holdings Ltd., (Bermuda)	1,954
53	American Financial Group, Inc.	1,575
58	Arch Capital Group Ltd., (Bermuda) (a)	4,239
80	Aspen Insurance Holdings Ltd., (Bermuda) (c)	2,186
70	Assurant, Inc.	3,825
116	Axis Capital Holdings Ltd., (Bermuda)	3,688
47	Hanover Insurance Group, Inc. (The)	2,126
53	PartnerRe Ltd., (Bermuda)	3,588
60	Platinum Underwriters Holdings Ltd., (Bermuda) (c)	2,131
50	RenaissanceRe Holdings Ltd., (Bermuda)	2,598

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Insurance — Continued
47	StanCorp Financial Group, Inc.	2,418
26	Transatlantic Holdings, Inc.	1,435

		31,763

	Internet & Catalog Retail — 0.5%
35	priceline.com, Inc. (a)	2,416

	Internet Software & Services — 0.3%
30	Sohu.com, Inc., (China) (a)	1,647

	IT Services — 3.2%
72	Accenture Ltd., (Bermuda), Class A	2,725
81	Affiliated Computer Services, Inc., Class A (a)	4,096
31	Alliance Data Systems Corp. (a) (c)	1,949
110	Broadridge Financial Solutions, Inc.	1,691
60	Computer Sciences Corp. (a)	2,405
101	Hewitt Associates, Inc., Class A(a)	3,688

		16,554

	Leisure Equipment & Products — 0.7%
102	Hasbro, Inc.	3,554

	Life Sciences Tools & Services — 1.5%
136	Applied Biosystems, Inc.	4,641
83	Invitrogen Corp. (a)	3,133

		7,774

	Machinery — 5.2%
67	AGCO Corp. (a)	2,861
79	Cummins, Inc.	3,451
94	Dover Corp.	3,830
56	Eaton Corp.	3,118
50	Gardner Denver, Inc. (a)	1,734
44	Joy Global, Inc.	1,977
33	Lincoln Electric Holdings, Inc.	2,100
108	Manitowoc Co., Inc. (The)	1,686
70	Parker Hannifin Corp.	3,723
34	SPX Corp.	2,591

		27,071

	Marine — 0.5%
25	Genco Shipping & Trading Ltd. (c)	841
48	Kirby Corp. (a)	1,829

		2,670

	Media — 2.6%
78	CBS Corp., Class B	1,135
143	DISH Network Corp., Class A (a)	3,003
76	DreamWorks Animation SKG, Inc., Class A (a)	2,404
58	Marvel Entertainment, Inc. (a)	1,985
72	Omnicom Group, Inc.	2,784
84	Viacom, Inc., Class B (a)	2,082

		13,393

	Metals & Mining — 0.4%
10	Cleveland-Cliffs, Inc.	551
17	United States Steel Corp.	1,327

		1,878

	Multiline Retail — 0.6%
74	Big Lots, Inc. (a)	2,065
48	Family Dollar Stores, Inc.	1,126

		3,191

	Multi-Utilities — 4.3%
113	Alliant Energy Corp.	3,651
255	CenterPoint Energy, Inc.	3,715
61	Dominion Resources, Inc.	2,612
71	DTE Energy Co.	2,861
129	MDU Resources Group, Inc.	3,732
68	SCANA Corp.	2,634
205	TECO Energy, Inc.	3,222

		22,427

	Oil, Gas & Consumable Fuels — 5.2%
39	Berry Petroleum Co., Class A (c)	1,524
60	Cimarex Energy Co.	2,913
45	Encore Acquisition Co. (a) (c)	1,893
59	Forest Oil Corp. (a)	2,929
54	Frontline Ltd., (Bermuda)	2,610
72	Mariner Energy, Inc. (a)	1,482
47	Massey Energy Co.	1,687
64	Murphy Oil Corp.	4,079
60	Noble Energy, Inc.	3,344
60	W&T Offshore, Inc.	1,639
30	Walter Industries, Inc.	1,416
25	Whiting Petroleum Corp. (a)	1,803

		27,319

	Paper & Forest Products — 0.3%
364	Domtar Corp., (Canada) (a)	1,675

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Personal Products — 0.8%
62	Herbalife Ltd., (Cayman Islands)	2,438
58	NBTY, Inc. (a)	1,702

		4,140

	Pharmaceuticals — 1.9%
102	Endo Pharmaceuticals Holdings, Inc. (a)	2,034
64	Perrigo Co.	2,458
196	Warner Chilcott Ltd., (Bermuda), Class A (a)	2,970
84	Watson Pharmaceuticals, Inc. (a)	2,404

		9,866

	Professional Services — 0.3%
37	Watson Wyatt Worldwide, Inc., Class A (c)	1,840

	Real Estate Investment Trusts (REITs) — 5.5%
78	AMB Property Corp.	3,554
307	Annaly Capital Management, Inc.	4,126
75	Health Care REIT, Inc. (c)	3,965
94	Hospitality Properties Trust	1,930
54	Mack-Cali Realty Corp.	1,836
70	Nationwide Health Properties, Inc. (c)	2,533
102	ProLogis	4,220
95	Senior Housing Properties Trust (c)	2,260
92	Ventas, Inc.	4,547

		28,971

	Real Estate Management & Development — 0.3%
31	Jones Lang LaSalle, Inc.	1,333

	Road & Rail — 1.2%
52	CSX Corp.	2,829
53	Ryder System, Inc.	3,274

		6,103

	Semiconductors & Semiconductor Equipment — 3.0%
142	Amkor Technology, Inc. (a) (c)	904
140	Integrated Device Technology, Inc. (a)	1,087
70	Intersil Corp., Class A	1,158
49	Linear Technology Corp.	1,507
74	MEMC Electronic Materials, Inc. (a)	2,097
161	National Semiconductor Corp.	2,773
350	ON Semiconductor Corp. (a) (c)	2,368
158	Xilinx, Inc.	3,713

		15,607

	Software — 2.5%
119	BMC Software, Inc. (a)	3,410
194	Compuware Corp. (a)	1,882
85	Parametric Technology Corp. (a)	1,559
51	Sybase, Inc. (a) (c)	1,571
156	Symantec Corp. (a)	3,045
85	Synopsys, Inc. (a)	1,701

		13,168

	Specialty Retail — 4.3%
93	Advance Auto Parts, Inc.	3,706
58	Aeropostale, Inc. (a)	1,864
31	AutoZone, Inc. (a)	3,879
75	GameStop Corp., Class A (a)	2,581
255	Gap, Inc. (The)	4,527
119	RadioShack Corp.	2,048
109	Ross Stores, Inc.	4,008

		22,613

	Textiles, Apparel & Luxury Goods — 1.5%
68	Fossil, Inc. (a) (c)	1,924
49	V.F. Corp.	3,784
47	Warnaco Group, Inc. (The) (a)	2,142

		7,850

	Thrifts & Mortgage Finance — 1.6%
238	Hudson City Bancorp, Inc.	4,386
241	New York Community Bancorp, Inc. (c)	4,038

		8,424

	Tobacco — 2.3%
66	Lorillard, Inc.	4,698
37	Reynolds American, Inc.	1,774
83	UST, Inc.	5,496

		11,968

	Total Long-Term Investments (Cost $568,431)	515,265

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Short-Term Investment — 1.7%

	Investment Company — 1.7%
9,044	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (m) (Cost $9,044)	9,044

PRINCIPAL AMOUNT ($)

	Investments of Cash Collateral for Securities on Loan — 2.9%

	Certificate of Deposit — 0.5%
2,500	Calyon, New York, VAR, 2.15%, 03/15/10	2,469

	Corporate Notes — 2.4%
4,000	BBVA Senior Finance S.A., (Spain), VAR, 2.87%, 03/12/10 (e)	3,980
5,000	General Electric Capital Corp., VAR, 2.15%, 03/12/10	4,905
4,500	Monumental Global Funding III, VAR, 2.86%, 05/24/10 (e)	3,964

		12,849

	Total Investments of Cash Collateral for Securities on Loan (Cost $16,000)	15,318

	Total Investments — 103.2% (Cost $593,475)	539,627

	Liabilities in Excess of Other Assets — (3.2)%	(16,731)

	NET ASSETS — 100.0%	$522,896

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

VAR —	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2008.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,550
Aggregate gross unrealized depreciation	(78,398)

Net unrealized appreciation/depreciation	$(53,848)

Federal income tax cost of investments	$593,475

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Intrepid Mid Cap Fund
Level 1	$ 524,309	$ -
Level 2	15,318	-
Level 3	-	-
Total	$ 539,627	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Investment Companies – 100.3% (b)
19,715	JPMorgan Core Bond Fund, Select Class	206,019
30,464	JPMorgan Core Plus Bond Fund, Select Class	220,864
2,187	JPMorgan Emerging Markets Debt Fund, Select Class	15,312
10,924	JPMorgan Government Bond Fund, Select Class	111,967
18,882	JPMorgan High Yield Bond Fund, Select Class	130,851
4,624	JPMorgan International Equity Index Fund, Select Class	97,480
6,478	JPMorgan Intrepid America Fund, Select Class	139,334
3,061	JPMorgan Intrepid Growth Fund, Select Class	58,832
2,633	JPMorgan Intrepid Mid Cap Fund, Select Class	33,019
1,267	JPMorgan Intrepid Plus Fund, Select Class (a)	16,680
1,184	JPMorgan Large Cap Growth Fund, Select Class (a)	19,087
8,086	JPMorgan Large Cap Value Fund, Select Class	77,792
10,531	JPMorgan Liquid Assets Money Market Fund, Institutional Class (m)	10,531
7,034	JPMorgan Market Expansion Index Fund, Select Class	65,630
14,062	JPMorgan Multi-Cap Market Neutral Fund, Select Class	141,882
1,748	JPMorgan Real Return Fund, Select Class	15,994
3,510	JPMorgan Short Duration Bond Fund, Select Class	36,855
16,452	JPMorgan U.S. Equity Fund, Select Class	144,448
5,725	JPMorgan U.S. Large Cap Core Plus Fund, Select Class	97,676
6,642	JPMorgan Ultra Short Duration Bond Fund, Select Class	57,053

	Total Investments — 100.3% (Cost $1,786,870)	1,697,306
	Liabilities in Excess of Other Assets — (0.3)%	(5,437)

	NET ASSETS — 100.0%	$1,691,869

Percentages indicated are based on net assets.

Allocation Of Investments *

Taxable Fixed Income Funds	46.8%
Domestic Equity Funds	38.5
Specialty Funds	8.4
International Equity Funds	5.7
Money Market Funds	0.6

* Percentages indicated are based upon total investments as of September 30, 2008. The Funds composition is subject to change.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,578
Aggregate gross unrealized depreciation	(115,142)

Net unrealized appreciation/depreciation	$(89,564)

Federal income tax cost of investments	$1,786,870

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Investor Balanced Fund
Level 1	$ 1,697,306	$ -
Level 2	-	-
Level 3	-	-
Total	$ 1,697,306	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Investment Companies – 102.3% (b)
12,249	JPMorgan Core Bond Fund, Select Class	128,000
21,136	JPMorgan Core Plus Bond Fund, Select Class	153,234
1,048	JPMorgan Emerging Markets Debt Fund, Select Class	7,338
10,850	JPMorgan Government Bond Fund, Select Class	111,208
7,023	JPMorgan High Yield Bond Fund, Select Class	48,673
1,116	JPMorgan International Equity Index Fund, Select Class	23,533
2,379	JPMorgan Intrepid America Fund, Select Class	51,176
936	JPMorgan Intrepid Growth Fund, Select Class	17,995
1,248	JPMorgan Intrepid Mid Cap Fund, Select Class	15,648
561	JPMorgan Intrepid Plus Fund, Select Class (a)	7,381
1,857	JPMorgan Large Cap Value Fund, Select Class	17,863
20,295	JPMorgan Liquid Assets Money Market Fund, Institutional Class (m)	20,295
6,035	JPMorgan Multi-Cap Market Neutral Fund, Select Class	60,892
845	JPMorgan Real Return Fund, Select Class	7,732
4,750	JPMorgan Short Duration Bond Fund, Select Class	49,872
4,975	JPMorgan U.S. Equity Fund, Select Class	43,681
2,413	JPMorgan U.S. Large Cap Core Plus Fund, Select Class	41,162
4,883	JPMorgan Ultra Short Duration Bond Fund, Select Class	41,943

	Total Investments — 102.3% (Cost $895,129)	847,626
	Liabilities in Excess of Other Assets — (2.3)%	(18,890)

	NET ASSETS — 100.0%	$828,736

Percentages indicated are based on net assets.

Allocation Of Investments *

Taxable Fixed Income Funds	64.6%
Domestic Equity Funds	23.0
Specialty Funds	7.2
International Equity Funds	2.8
Money Market Funds	2.4

* Percentages indicated are based upon total investments as of September 30, 2008. The Funds composition is subject to change.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a) Non-income producing security.
(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,248
Aggregate gross unrealized depreciation	(49,751)

Net unrealized appreciation/depreciation	($47,503)

Federal income tax cost of investments	$895,129

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
JPMorgan Investor Conservative Growth Fund
Level 1	$ 847,626	$ -
Level 2	-	-
Level 3	-	-
Total	$ 847,626	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Investment Companies – 100.0% (b)
5,525	JPMorgan Core Bond Fund, Select Class	57,738
18,118	JPMorgan Core Plus Bond Fund, Select Class	131,357
2,128	JPMorgan Emerging Markets Debt Fund, Select Class	14,896
18,220	JPMorgan High Yield Bond Fund, Select Class	126,262
7,299	JPMorgan Intermediate Bond Fund, Select Class	73,721
1,340	JPMorgan International Equity Fund, Select Class	30,882
4,538	JPMorgan International Equity Index Fund, Select Class	95,655
8,628	JPMorgan Intrepid America Fund, Select Class	185,599
3,389	JPMorgan Intrepid Growth Fund, Select Class	65,128
3,837	JPMorgan Intrepid Mid Cap Fund, Select Class	48,114
1,229	JPMorgan Intrepid Plus Fund, Select Class (a)	16,177
6,166	JPMorgan Large Cap Growth Fund, Select Class (a)	99,401
13,743	JPMorgan Large Cap Value Fund, Select Class	132,206
6,324	JPMorgan Liquid Assets Money Market Fund, Institutional Class (m)	6,324
8,515	JPMorgan Market Expansion Index Fund, Select Class	79,444
13,684	JPMorgan Multi-Cap Market Neutral Fund, Select Class	138,068
1,697	JPMorgan Real Return Fund, Select Class	15,528
1,771	JPMorgan Small Cap Value Fund, Select Class	32,133
20,967	JPMorgan U.S. Equity Fund, Select Class	184,086
4,788	JPMorgan U.S. Large Cap Core Plus Fund, Select Class	81,684

	Total Investments — 100.0% (Cost $1,717,132)	1,614,403
	Liabilities in Excess of Other Assets — 0.0%	(287)

	NET ASSETS — 100.0%	$1,614,116

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

Allocation of Investments *

Domestic Equity Funds	57.2%
Taxable Fixed Income Funds	26.0
Specialty Funds	8.6
International Equity Funds	7.8
Money Market Funds	0.4

* Percentages indicated are based upon total investments as of September 30, 2008. The Funds composition is subject to change.

(a)	Non-income producing security.
(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,294
Aggregate gross unrealized depreciation	(146,023)

Net unrealized appreciation/depreciation	$(102,729)

Federal income tax cost of investments	1,717,132

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Investor Growth & Income Fund
Level 1	$ 1,614,403	$ -
Level 2	-	-
Level 3	-	-
Total	$ 1,614,403	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Investment Companies – 100.3% (b)
1,620	JPMorgan Emerging Markets Debt Fund, Select Class	11,337
1,188	JPMorgan Government Bond Fund, Select Class	12,181
4,744	JPMorgan High Yield Bond Fund, Select Class	32,874
1,499	JPMorgan International Equity Fund, Select Class	34,530
4,911	JPMorgan International Equity Index Fund, Select Class	103,517
6,700	JPMorgan Intrepid America Fund, Select Class	144,112
3,504	JPMorgan Intrepid Growth Fund, Select Class	67,341
4,678	JPMorgan Intrepid Mid Cap Fund, Select Class	58,666
896	JPMorgan Intrepid Plus Fund, Select Class (a)	11,794
6,784	JPMorgan Large Cap Growth Fund, Select Class (a)	109,366
14,683	JPMorgan Large Cap Value Fund, Select Class	141,246
10,746	JPMorgan Liquid Assets Money Market Fund, Institutional Class (m)	10,746
7,469	JPMorgan Market Expansion Index Fund, Select Class	69,685
10,025	JPMorgan Multi-Cap Market Neutral Fund, Select Class	101,153
1,273	JPMorgan Real Return Fund, Select Class	11,652
1,940	JPMorgan Small Cap Value Fund, Select Class	35,196
17,778	JPMorgan U.S. Equity Fund, Select Class	156,090
3,510	JPMorgan U.S. Large Cap Core Plus Fund, Select Class	59,885
1,107	JPMorgan Ultra Short Duration Bond Fund, Select Class	9,512

	Total Investments — 100.3% (Cost $1,279,833)	1,180,883
	Liabilities in Excess of Other Assets — (0.3)%	(3,413)

	NET ASSETS — 100.0%	$1,177,470

Percentages indicated are based on net assets.

Allocation Of Investments *

Domestic Equity Funds	72.3%
International Equity Funds	11.7
Specialty Funds	8.6
Taxable Fixed Income Funds	6.5
Money Market Funds	0.9

* Percentages indicated are based upon total investments as of September 30, 2008. The Funds composition is subject to change.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,414
Aggregate gross unrealized depreciation	(137,364)

Net unrealized appreciation/depreciation	$(98,950)

Federal income tax cost of investments	$1,279,833

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Investor Growth Fund
Level 1	$ 1,180,883	$ -
Level 2	-	-
Level 3	-	-
Total	$ 1,180,883	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 95.4%
	Common Stocks — 95.4%
	Aerospace & Defense — 5.8%
202	General Dynamics Corp.	14,892
225	Lockheed Martin Corp.	24,658

		39,550

	Biotechnology — 5.2%
190	Celgene Corp. (a)	12,036
84	Genentech, Inc. (a)	7,458
354	Gilead Sciences, Inc. (a)	16,134

		35,628

	Capital Markets — 4.3%
28	BlackRock, Inc.	5,467
392	Charles Schwab Corp. (The)	10,195
19	Goldman Sachs Group, Inc. (The)	2,471
89	Northern Trust Corp.	6,433
91	T. Rowe Price Group, Inc.	4,866

		29,432

	Chemicals — 3.0%
73	Monsanto Co.	7,203
28	Potash Corp. of Saskatchewan, Inc., (Canada)	3,712
138	Praxair, Inc.	9,864

		20,779

	Communications Equipment — 4.6%
236	Cisco Systems, Inc. (a)	5,322
559	QUALCOMM, Inc.	24,003
36	Research In Motion Ltd., (Canada) (a)	2,446

		31,771

	Computers & Peripherals — 7.0%
100	Apple, Inc. (a)	11,329
351	Hewlett-Packard Co.	16,240
176	International Business Machines Corp.	20,641

		48,210

	Construction & Engineering — 0.2%
26	Jacobs Engineering Group, Inc. (a)	1,434

	Electrical Equipment — 0.3%
11	First Solar, Inc. (a)	2,065

	Electronic Equipment, Instruments & Components — 1.2%
202	Amphenol Corp., Class A	8,104

	Energy Equipment & Services — 3.8%
145	National Oilwell Varco, Inc. (a)	7,278
120	Schlumberger Ltd.	9,377
62	Transocean, Inc. (a)	6,830
101	Weatherford International Ltd. (a)	2,549

		26,034

	Food & Staples Retailing — 4.4%
501	Wal-Mart Stores, Inc.	29,975

	Food Products — 4.7%
225	General Mills, Inc.	15,441
166	Kellogg Co.	9,330
190	McCormick & Co., Inc. (Non-Voting)	7,286

		32,057

	Health Care Equipment & Supplies — 6.2%
47	Alcon, Inc., (Switzerland)	7,623
357	Baxter International, Inc.	23,443
218	Covidien Ltd.	11,709

		42,775

	Health Care Providers & Services — 3.1%
290	Express Scripts, Inc. (a)	21,376

	Hotels, Restaurants & Leisure — 4.0%
443	McDonald’s Corp.	27,336

	Internet & Catalog Retail — 1.3%
118	Amazon.com, Inc. (a)	8,610

	Internet Software & Services — 1.7%
30	Google, Inc., Class A (a)	11,926

	IT Services — 5.2%
48	MasterCard, Inc., Class A	8,482
172	Visa, Inc., Class A	10,559
658	Western Union Co. (The)	16,240

		35,281

	Life Sciences Tools & Services — 2.5%
59	Covance, Inc. (a)	5,190
212	Thermo Fisher Scientific, Inc. (a)	11,645

		16,835

	Media — 1.9%
487	DIRECTV Group, Inc. (The) (a)	12,751

	Metals & Mining — 0.4%
31	United States Steel Corp.	2,398

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Oil, Gas & Consumable Fuels — 3.8%
129	Exxon Mobil Corp.	10,003
65	Hess Corp.	5,368
129	Occidental Petroleum Corp.	9,060
43	Petroleo Brasileiro S.A., (Brazil), ADR	1,903

		26,334

	Pharmaceuticals — 3.8%
352	Abbott Laboratories (m)	20,239
131	Teva Pharmaceutical Industries Ltd., (Israel), ADR (c)	6,003

		26,242

	Professional Services — 0.7%
69	FTI Consulting, Inc. (a)	4,977

	Real Estate Investment Trusts (REITs) — 1.7%
134	Digital Realty Trust, Inc.	6,336
107	Ventas, Inc.	5,263

		11,599

	Road & Rail — 4.0%
219	Burlington Northern Santa Fe Corp.	20,230
109	Norfolk Southern Corp.	7,244

		27,474

	Software — 3.1%
521	Activision Blizzard, Inc. (a)	8,036
200	Microsoft Corp.	5,328
399	Oracle Corp. (a)	8,113

		21,477

	Specialty Retail — 3.8%
25	AutoZone, Inc. (a)	3,047
456	TJX Cos., Inc.	13,914
277	Urban Outfitters, Inc. (a)	8,841

		25,802

	Textiles, Apparel & Luxury Goods — 1.7%
132	Nike, Inc., Class B	8,824
40	V.F. Corp.	3,108

		11,932

	Tobacco — 2.0%
292	Altria Group, Inc.	5,792
160	Philip Morris International, Inc.	7,682

		13,474

	Total Long-Term Investments (Cost $578,448)	653,638

	Short-Term Investment — 1.8%
	Investment Company — 1.8%
12,105	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (m) (Cost $12,105)	12,105

PRINCIPAL AMOUNT ($)

	Investments of Cash Collateral for Securities on Loan — 1.5%
	Certificate of Deposit — 0.3%
2,000	Calyon, New York, VAR, 2.15%, 03/15/10	1,975

	Corporate Notes — 1.2%
2,000	BBVA Senior Finance S.A., (Spain), VAR, 2.87%, 03/12/10 (e)	1,990
3,000	Beta Finance, Inc., VAR, 2.13%, 02/20/09 (e) (i) (s)	2,977
3,500	Monumental Global Funding III, VAR, 2.86%, 05/24/10 (e)	3,083

		8,050

	Total Investments of Cash Collateral for Securities on Loan (Cost $10,499)	10,025

	Total Investments — 98.7% (Cost $601,052)	675,768

	Other Assets in Excess of Liabilities — 1.3%	8,936

	NET ASSETS — 100.0%	$684,704

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	— American Depositary Receipt
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2008.

(a)	Non-income producing security.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$105,254
Aggregate gross unrealized depreciation	(30,538)

Net unrealized appreciation/depreciation	$74,716

Federal income tax cost of investments	$601,052

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Large Cap Growth Fund
Level 1	$ 663,840	$ -
Level 2	11,928	-
Level 3	-	-
Total	$ 675,768	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 99.2%
	Common Stocks — 99.2%
	Aerospace & Defense — 2.6%
48	Boeing Co.	2,753
187	Spirit Aerosystems Holdings, Inc., Class A (a)	2,999
121	United Technologies Corp.	7,237

		12,989

	Auto Components — 0.9%
116	Johnson Controls, Inc.	3,530
76	TRW Automotive Holdings Corp. (a)	1,211

		4,741

	Beverages — 0.6%
60	Coca-Cola Co. (The)	3,189

	Biotechnology — 1.7%
116	Amgen, Inc. (a)	6,863
37	Gilead Sciences, Inc. (a)	1,705

		8,568

	Capital Markets — 4.0%
36	Goldman Sachs Group, Inc. (The)	4,582
62	Merrill Lynch & Co., Inc.	1,569
307	Morgan Stanley	7,070
26	State Street Corp.	1,485
345	TD AMERITRADE Holding Corp. (a)	5,584

		20,290

	Chemicals — 2.2%
35	Air Products & Chemicals, Inc.	2,397
159	Dow Chemical Co. (The)	5,056
54	Rohm & Haas Co.	3,766

		11,219

	Commercial Banks — 3.6%
44	Comerica, Inc.	1,433
257	KeyCorp	3,062
326	Wells Fargo & Co.	12,246
34	Zions Bancorp (c)	1,316

		18,057

	Communications Equipment — 3.3%
454	Cisco Systems, Inc. (a)	10,241
420	Corning, Inc.	6,572

		16,813

	Consumer Finance — 2.4%
129	Capital One Financial Corp.	6,594
461	SLM Corp. (a)	5,684

		12,278

	Containers & Packaging — 0.9%
52	Ball Corp.	2,034
108	Sealed Air Corp.	2,379

		4,413

	Diversified Consumer Services — 0.3%
15	ITT Educational Services, Inc. (a)	1,230

	Diversified Financial Services — 8.2%
774	Bank of America Corp.	27,105
249	CIT Group, Inc.	1,730
565	Citigroup, Inc.	11,590
27	NYSE Euronext	1,054

		41,479

	Diversified Telecommunication Services — 4.7%
751	Verizon Communications, Inc.	24,084

	Electric Utilities — 3.9%
159	American Electric Power Co., Inc.	5,869
124	Edison International	4,948
67	Exelon Corp.	4,215
28	FirstEnergy Corp.	1,842
321	Sierra Pacific Resources	3,077

		19,951

	Electronic Equipment, Instruments & Components — 1.0%
128	Avnet, Inc. (a)	3,140
73	Tyco Electronics Ltd., (Bermuda)	2,007

		5,147

	Energy Equipment & Services — 0.7%
23	Baker Hughes, Inc.	1,416
20	Transocean, Inc. (a)	2,186

		3,602

	Food & Staples Retailing — 3.8%
186	CVS/Caremark Corp.	6,244
467	Safeway, Inc.	11,082
61	SYSCO Corp.	1,893

		19,219

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Food Products — 2.1%
70	General Mills, Inc.	4,824
61	Kellogg Co.	3,444
77	Kraft Foods, Inc., Class A	2,509

		10,777

	Health Care Providers & Services — 2.8%
80	Aetna, Inc.	2,896
42	Cardinal Health, Inc.	2,065
44	McKesson Corp.	2,389
147	WellPoint, Inc. (a)	6,861

		14,211

	Hotels, Restaurants & Leisure — 0.9%
73	International Game Technology	1,256
163	Royal Caribbean Cruises Ltd.	3,374

		4,630

	Household Products — 2.3%
169	Procter & Gamble Co.	11,743

	Industrial Conglomerates — 2.4%
474	General Electric Co.	12,092

	Insurance — 5.6%
75	ACE Ltd., (Switzerland)	4,054
76	Assurant, Inc.	4,201
564	Genworth Financial, Inc., Class A (c)	4,860
97	Old Republic International Corp. (c)	1,238
53	Prudential Financial, Inc.	3,794
28	RenaissanceRe Holdings Ltd., (Bermuda)	1,461
146	Travelers Cos., Inc. (The)	6,586
129	XL Capital Ltd., (Bermuda), Class A	2,309

		28,503

	IT Services — 0.4%
111	Fidelity National Information Services, Inc.	2,055

	Machinery — 1.5%
99	Joy Global, Inc.	4,473
122	Kennametal, Inc. (c)	3,317

		7,790

	Media — 5.1%
502	News Corp., Class A	6,019
241	Time Warner Cable, Inc., Class A (a) (c)	5,832
452	Time Warner, Inc.	5,928
138	Virgin Media, Inc.	1,086
231	Walt Disney Co. (The)	7,093

		25,958

	Multi-Utilities — 1.0%
314	CMS Energy Corp.	3,911
67	Xcel Energy, Inc.	1,345

		5,256

	Oil, Gas & Consumable Fuels — 15.2%
47	Anadarko Petroleum Corp.	2,270
41	Apache Corp.	4,276
226	Chevron Corp.	18,673
56	ConocoPhillips	4,070
40	Consol Energy, Inc.	1,813
429	Exxon Mobil Corp.	33,351
175	Marathon Oil Corp.	6,973
56	Occidental Petroleum Corp.	3,959
40	Peabody Energy Corp.	1,791

		77,176

	Paper & Forest Products — 0.6%
609	Domtar Corp., (Canada) (a)	2,803

	Pharmaceuticals — 7.4%
190	Abbott Laboratories	10,946
263	Bristol-Myers Squibb Co.	5,477
380	Merck & Co., Inc.	12,002
506	Schering-Plough Corp.	9,337

		37,762

	Real Estate Investment Trusts (REITs) — 1.4%
76	Annaly Capital Management, Inc. (c)	1,024
51	Apartment Investment & Management Co., Class A	1,792
54	Kimco Realty Corp.	2,009
54	Liberty Property Trust	2,048

		6,873

	Road & Rail — 2.2%
266	Hertz Global Holdings, Inc. (a) (c)	2,010
140	Norfolk Southern Corp.	9,296

		11,306

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Semiconductors & Semiconductor Equipment — 0.3%
70	Xilinx, Inc.	1,646

	Software — 1.7%
116	CA, Inc.	2,323
99	Microsoft Corp.	2,640
181	Symantec Corp. (a)	3,552

		8,515

	Thrifts & Mortgage Finance — 1.5%
24	Doral Financial Corp. (a) (c)	260
1,064	MGIC Investment Corp. (c)	7,477

		7,737

	Total Long-Term Investments (Cost $527,748)	504,102

	Short-Term Investment — 0.5%
	Investment Company — 0.5%
2,351	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares (b) (m) (Cost $2,351)	2,351

PRINCIPAL AMOUNT ($)

	Investments of Cash Collateral for Securities on Loan — 1.0%
	Certificate of Deposit — 0.2%
1,250	Calyon, New York, VAR, 2.15%, 03/15/10	1,235

	Corporate Notes — 0.7%
2,000	BBVA Senior Finance S.A., (Spain), VAR, 2.87%, 03/12/10 (e)	1,990
1,500	Monumental Global Funding III, VAR, 2.86%, 05/24/10 (e)	1,321

		3,311

SHARES

	Investment Company — 0.1%
638	JPMorgan Prime Money Market Fund, Capital Shares (b)	638
	Total Investments of Cash Collateral for Securities on Loan (Cost $5,388)	5,184

	Total Investments — 100.7% (Cost $535,487)	511,637
	Liabilities in Excess of Other Assets — (0.7)%	(3,728)

	NET ASSETS — 100.0%	$507,909

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

VAR—	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2008.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$56,526
Aggregate gross unrealized depreciation	(80,376)
Net unrealized appreciation/depreciation	$(23,850)

Federal income tax cost of investments	$535,487

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Large Cap Value
Level 1	$ 507,091	$ -
Level 2	4,546	-
Level 3	-	-
Total	$ 511,637	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 99.0%
	Common Stocks — 99.0%
	Aerospace & Defense — 1.3%
11	AAR Corp. (a) (c)	182
10	Alliant Techsystems, Inc. (a)	926
4	Applied Signal Technology, Inc.	75
4	Ceradyne, Inc. (a)	133
7	Cubic Corp.	184
20	DRS Technologies, Inc.	1,531
18	Esterline Technologies Corp. (a)	727
21	GenCorp, Inc. (a)	140
74	Orbital Sciences Corp. (a) (c)	1,781
20	Teledyne Technologies, Inc. (a) (c)	1,160
8	Triumph Group, Inc.	368

		7,207

	Air Freight & Logistics — 0.1%
11	Forward Air Corp. (c)	303
7	Hub Group, Inc., Class A (a)	260

		563

	Airlines — 0.4%
16	Alaska Air Group, Inc. (a)	316
101	SkyWest, Inc.	1,618

		1,934

	Auto Components — 1.2%
147	ArvinMeritor, Inc.	1,915
9	ATC Technology Corp. (a)	204
60	BorgWarner, Inc.	1,967
5	Drew Industries, Inc. (a) (c)	78
73	Gentex Corp.	1,046
77	Lear Corp. (a)	811
14	Modine Manufacturing Co.	209
12	Spartan Motors, Inc.	38
5	Standard Motor Products, Inc.	29
10	Superior Industries International, Inc. (c)	188

		6,485

	Automobiles — 0.0% (g)
22	Fleetwood Enterprises, Inc. (a)	23
11	Monaco Coach Corp.	22
14	Winnebago Industries, Inc. (c)	178

		223

	Beverages — 0.1%
4	Boston Beer Co., Inc., Class A (a) (c)	194
12	Hansen Natural Corp. (a) (c)	357
10	PepsiAmericas, Inc.	214

		765

	Biotechnology — 1.1%
61	Alkermes, Inc. (a)	809
25	ArQule, Inc. (a) (c)	80
22	Cephalon, Inc. (a) (c)	1,669
22	Cubist Pharmaceuticals, Inc. (a)	489
21	Martek Biosciences Corp. (a)	666
9	United Therapeutics Corp. (a)	924
44	Vertex Pharmaceuticals, Inc. (a)	1,453

		6,090

	Building Products — 0.7%
9	Apogee Enterprises, Inc.	139
12	Gibraltar Industries, Inc. (c)	226
11	Griffon Corp. (a)	97
65	Lennox International, Inc.	2,148
8	NCI Building Systems, Inc. (a)	246
14	Quanex Building Products Corp.	211
15	Universal Forest Products, Inc.	523

		3,590

	Capital Markets — 2.1%
14	Affiliated Managers Group, Inc. (a)	1,181
112	Allied Capital Corp. (c)	1,215
72	Apollo Investment Corp.	1,230
4	Eaton Vance Corp.	127
7	Greenhill & Co., Inc. (c)	519
41	Investment Technology Group, Inc. (a)	1,252
22	LaBranche & Co., Inc. (a)	99
27	optionsXpress Holdings, Inc.	526
7	Piper Jaffray Cos. (a) (c)	291
103	Raymond James Financial, Inc. (c)	3,399
23	SEI Investments Co.	516
9	Stifel Financial Corp. (a)	463
9	SWS Group, Inc.	172
9	TradeStation Group, Inc. (a)	86
21	Waddell & Reed Financial, Inc., Class A	525

		11,601

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — Continued
		Chemicals — 2.8%
10		A. Schulman, Inc.	202
27		Airgas, Inc.	1,334
7		Arch Chemicals, Inc.	258
7		Balchem Corp.	183
190		Chemtura Corp.	864
11		Cytec Industries, Inc.	428
19		Ferro Corp. (c)	383
–	(h)	FMC Corp.	15
14		Georgia Gulf Corp.	35
30		H.B. Fuller Co. (c)	635
47		Lubrizol Corp.	2,009
4		Material Sciences Corp. (a)	22
16		Minerals Technologies, Inc.	935
6		NewMarket Corp. (c)	301
113		Olin Corp.	2,191
67		OM Group, Inc. (a)	1,499
29		Omnova Solutions, Inc. (a)	58
2		Penford Corp.	34
31		PolyOne Corp. (a)	199
3		Quaker Chemical Corp.	78
58		RPM International, Inc.	1,113
2		Scotts Miracle-Gro Co. (The), Class A	38
3		Stepan Co.	150
77		Terra Industries, Inc.	2,258
14		Zep, Inc.	246

			15,468

		Commercial Banks — 4.0%
61		Associated Banc-Corp.	1,215
29		BancorpSouth, Inc.	803
46		Bank of Hawaii Corp.	2,452
13		Boston Private Financial Holdings, Inc. (c)	117
12		Cascade Bancorp (c)	103
19		Cathay General Bancorp (c)	447
12		Central Pacific Financial Corp.	200
7		Columbia Banking System, Inc.	123
49		Commerce Bancshares, Inc.	2,265
12		Community Bank System, Inc.	301
25		Cullen/Frost Bankers, Inc.	1,482
32		First Bancorp (c)	358
29		First Commonwealth Financial Corp. (c)	389
13		First Financial Bancorp (c)	193
8		First Financial Bankshares, Inc. (c)	407
8		First Midwest Bancorp, Inc.	200
83		FirstMerit Corp. (c)	1,735
16		Frontier Financial Corp. (c)	213
9		Glacier Bancorp, Inc. (c)	226
16		Hanmi Financial Corp. (c)	78
8		Independent Bank Corp. (c)	49
10		Irwin Financial Corp.	40
9		Nara Bancorp, Inc. (c)	102
84		National Penn Bancshares, Inc. (c)	1,219
39		Old National Bancorp (c)	783
8		PrivateBancorp, Inc. (c)	319
5		Prosperity Bancshares, Inc.	167
12		Provident Bankshares Corp.	121
12		Signature Bank (a)	415
11		South Financial Group, Inc. (The) (c)	82
8		Sterling Bancorp	111
21		Sterling Bancshares, Inc.	220
20		Sterling Financial Corp. (c)	288
18		SVB Financial Group (a)	1,032
119		Synovus Financial Corp.	1,236
86		UCBH Holdings, Inc. (c)	552
14		UMB Financial Corp.	734
24		Umpqua Holdings Corp. (c)	353
5		United Bancshares, Inc.	191
15		United Community Banks, Inc.	194
15		Wilmington Trust Corp. (c)	444
6		Wilshire Bancorp, Inc.	76
6		Wintrust Financial Corp.	181

			22,216

		Commercial Services & Supplies — 2.0%
16		ABM Industries, Inc. (c)	352
13		Bowne & Co., Inc.	156
14		Brink’s Co. (The)	877
5		Consolidated Graphics, Inc. (a)	139
32		Copart, Inc. (a)	1,220
9		G&K Services, Inc., Class A	288
13		Healthcare Services Group, Inc.	244
75		Herman Miller, Inc. (c)	1,837
17		Interface, Inc., Class A	191
14		Mobile Mini, Inc. (a) (c)	268

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Commercial Services & Supplies — Continued
53	Republic Services, Inc.	1,579
17	Rollins, Inc.	314
11	Standard Register Co. (The)	113
25	Stericycle, Inc. (a)	1,445
7	SYKES Enterprises, Inc. (a) (c)	151
12	Tetra Tech, Inc. (a)	296
24	United Stationers, Inc. (a)	1,128
8	Viad Corp. (c)	240

		10,838

	Communications Equipment — 1.4%
151	3Com Corp. (a)	353
190	ADC Telecommunications, Inc. (a) (c)	1,602
42	Avocent Corp. (a)	858
4	Bel Fuse, Inc., Class B	107
7	Black Box Corp.	226
16	Blue Coat Systems, Inc. (a)	234
20	CommScope, Inc. (a)	684
8	Comtech Telecommunications Corp. (a) (c)	417
10	Digi International, Inc. (a)	107
58	Foundry Networks, Inc. (a)	1,048
24	Harmonic, Inc. (a) (c)	199
13	NETGEAR, Inc. (a)	202
13	Network Equipment Technologies, Inc. (a)	43
11	PC-Tel, Inc.	102
61	Plantronics, Inc.	1,373
18	Symmetricom, Inc. (a)	92
5	Tollgrade Communications, Inc. (a)	23
9	ViaSat, Inc. (a)	201

		7,871

	Computers & Peripherals — 1.4%
44	Adaptec, Inc. (a)	146
16	Diebold, Inc.	518
10	Hutchinson Technology, Inc. (a) (c)	118
12	Imation Corp.	280
9	Intevac, Inc. (a)	93
135	NCR Corp. (a)	2,974
12	Novatel Wireless, Inc. (a) (c)	71
40	Palm, Inc. (c)	238
8	Stratasys, Inc. (a) (c)	146
14	Synaptics, Inc. (a) (c)	435
113	Western Digital Corp. (a)	2,406

		7,425

	Construction & Engineering — 1.9%
14	Dycom Industries, Inc. (a)	179
110	EMCOR Group, Inc. (a)	2,889
9	Insituform Technologies, Inc., Class A (a) (c)	130
143	KBR, Inc.	2,178
8	Quanta Services, Inc. (a)	217
80	Shaw Group, Inc. (The) (a)	2,448
64	URS Corp. (a)	2,346

		10,387

	Construction Materials — 0.1%
18	Headwaters, Inc. (a)	234
5	Texas Industries, Inc.	210

		444

	Consumer Finance — 0.3%
26	Cash America International, Inc.	938
11	First Cash Financial Services, Inc. (a)	166
8	Rewards Network, Inc. (a)	42
7	World Acceptance Corp. (a) (c)	261

		1,407

	Containers & Packaging — 0.5%
13	Greif, Inc., Class A	852
11	Myers Industries, Inc.	136
21	Packaging Corp. of America	498
32	Sonoco Products Co.	937
15	Temple-Inland, Inc.	225

		2,648

	Distributors — 0.0% (g)
8	Audiovox Corp., Class A (a)	75

	Diversified Consumer Services — 1.1%
19	Career Education Corp. (a)	306
8	Coinstar, Inc. (a)	249
57	Corinthian Colleges, Inc. (a)	858
5	CPI Corp.	54
28	DeVry, Inc.	1,400
24	Hillenbrand, Inc.	483
7	Pre-Paid Legal Services, Inc. (a)	269

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Diversified Consumer Services — Continued
29	Regis Corp.	793
83	Service Corp. International	693
4	Strayer Education, Inc.	859
9	Universal Technical Institute, Inc. (a) (c)	152

		6,116

	Diversified Financial Services — 0.1%
9	Financial Federal Corp.	212
6	Portfolio Recovery Associates, Inc. (a)	306

		518

	Diversified Telecommunication Services — 0.1%
99	Cincinnati Bell, Inc. (a)	306
35	Fairpoint Communications, Inc.	301
22	General Communication, Inc., Class A (a) (c)	208

		815

	Electric Utilities — 1.5%
7	Central Vermont Public Service Corp.	155
79	DPL, Inc.	1,948
20	El Paso Electric Co. (a)	421
22	Great Plains Energy, Inc.	490
58	Hawaiian Electric Industries, Inc.	1,674
26	Idacorp, Inc. (c)	759
187	Sierra Pacific Resources	1,795
10	UIL Holdings Corp. (c)	347
26	Westar Energy, Inc.	605

		8,194

	Electrical Equipment — 1.8%
8	A.O. Smith Corp.	309
56	Acuity Brands, Inc.	2,320
11	AMETEK, Inc.	442
25	Belden, Inc.	804
11	Brady Corp., Class A	379
10	C&D Technologies, Inc. (a) (c)	55
66	Hubbell, Inc., Class B	2,309
9	II-VI, Inc. (a)	358
11	Magnetek, Inc. (a)	44
47	Regal-Beloit Corp. (c)	2,012
10	Roper Industries, Inc.	548
7	Thomas & Betts Corp. (a)	289

16	Vicor Corp.	145

		10,014

	Electronic Equipment, Instruments & Components — 2.2%
12	Agilysis, Inc.	122
3	Anixter International, Inc. (a) (c)	205
35	Arrow Electronics, Inc. (a)	921
125	Avnet, Inc. (a)	3,079
21	Brightpoint, Inc. (a) (c)	152
14	Checkpoint Systems, Inc. (a)	266
18	Cognex Corp.	358
11	CTS Corp.	141
9	Electro Scientific Industries, Inc. (a)	128
6	FARO Technologies, Inc. (a)	132
10	Flir Systems, Inc. (a)	369
19	Gerber Scientific, Inc. (a) (c)	173
86	Ingram Micro, Inc., Class A (a)	1,380
21	Insight Enterprises, Inc. (a) (c)	286
5	Keithley Instruments, Inc.	43
8	Littelfuse, Inc. (a)	232
8	LoJack Corp. (a)	51
7	Mercury Computer Systems, Inc. (a)	64
12	Methode Electronics, Inc.	106
8	MTS Systems Corp.	341
11	National Instruments Corp.	335
16	Newport Corp. (a)	170
8	Park Electrochemical Corp.	203
10	Photon Dynamics, Inc. (a)	149
7	RadiSys Corp. (a) (c)	63
7	Rogers Corp. (a)	252
10	ScanSource, Inc. (a) (c)	301
7	SYNNEX Corp. (a)	149
5	Technitrol, Inc. (c)	74
28	Trimble Navigation Ltd. (a)	721
17	TTM Technologies, Inc. (a)	168
119	Vishay Intertechnology, Inc. (a)	791
7	X-Rite, Inc. (a) (c)	24

		11,949

	Energy Equipment & Services — 3.7%
49	Atwood Oceanics, Inc. (a)	1,785
24	Basic Energy Services, Inc. (a)	520

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Energy Equipment & Services — Continued
4	Exterran Holdings, Inc. (a)	130
47	FMC Technologies, Inc. (a)	2,207
4	Gulf Island Fabrication, Inc. (c)	150
26	Helix Energy Solutions Group, Inc. (a)	635
31	Helmerich & Payne, Inc.	1,337
6	Lufkin Industries, Inc.	463
10	Matrix Service Co. (a)	185
7	NATCO Group, Inc., Class A (a) (c)	283
14	Oceaneering International, Inc. (a)	765
58	Patterson-UTI Energy, Inc.	1,164
20	Pioneer Drilling Co. (a)	262
104	Pride International, Inc. (a)	3,076
13	SEACOR Holdings, Inc. (a)	1,022
80	Superior Energy Services, Inc. (a)	2,480
6	Superior Well Services, Inc. (a) (c)	163
25	Tidewater, Inc.	1,372
48	Unit Corp. (a)	2,368

		20,367

	Food & Staples Retailing — 0.9%
7	Andersons, Inc. (The) (c)	240
26	BJ’s Wholesale Club, Inc. (a)	1,003
68	Casey’s General Stores, Inc.	2,038
13	Longs Drug Stores Corp.	986
4	Nash Finch Co.	167
5	Ruddick Corp.	178
9	Spartan Stores, Inc. (c)	216

		4,828

	Food Products — 1.6%
22	Corn Products International, Inc.	695
113	Darling International, Inc. (a)	1,251
15	Flowers Foods, Inc.	429
7	Green Mountain Coffee Roasters, Inc. (a) (c)	257
15	Hain Celestial Group, Inc. (a) (c)	403
27	Hormel Foods Corp.	983
6	J & J Snack Foods Corp. (c)	194
28	JM Smucker Co. (The)	1,396
13	Lancaster Colony Corp.	496
10	Lance, Inc. (c)	217
26	Ralcorp Holdings, Inc. (a)	1,734
6	Sanderson Farms, Inc.	231

11	Tootsie Roll Industries, Inc.	327
11	TreeHouse Foods, Inc. (a)	317

		8,930

	Gas Utilities — 1.8%
20	AGL Resources, Inc.	630
51	Atmos Energy Corp.	1,348
17	Energen Corp.	766
13	Equitable Resources, Inc.	480
9	Laclede Group, Inc. (The)	413
31	National Fuel Gas Co.	1,291
32	New Jersey Resources Corp.	1,142
70	ONEOK, Inc.	2,406
9	Piedmont Natural Gas Co.	293
12	South Jersey Industries, Inc.	412
26	UGI Corp.	674

		9,855

	Health Care Equipment & Supplies — 4.1%
9	Abaxis, Inc. (a) (c)	170
5	Advanced Medical Optics, Inc. (a)	96
43	American Medical Systems Holdings, Inc. (a)	758
4	Analogic Corp.	222
4	ArthroCare Corp. (a) (c)	108
20	Beckman Coulter, Inc.	1,434
9	Biolase Technology, Inc. (a)	16
12	CONMED Corp. (a)	379
22	Cooper Cos., Inc. (The)	757
9	CryoLife, Inc. (a) (c)	122
9	Cyberonics, Inc. (a) (c)	150
5	Datascope Corp.	251
85	Dentsply International, Inc.	3,184
39	Edwards Lifesciences Corp. (a)	2,269
27	Gen-Probe, Inc. (a)	1,432
9	Greatbatch, Inc. (a) (c)	212
64	Hill-Rom Holdings, Inc. (c)	1,933
47	Hologic, Inc. (a)	903
5	ICU Medical, Inc. (a)	144
11	Invacare Corp.	260
4	Kensey Nash Corp. (a)	141
46	Kinetic Concepts, Inc. (a)	1,316
11	Mentor Corp. (c)	254
11	Merit Medical Systems, Inc. (a)	198

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Health Care Equipment & Supplies — Continued
10	Natus Medical, Inc. (a)	233
5	Osteotech, Inc. (a)	22
7	Palomar Medical Technologies, Inc. (a) (c)	97
7	ResMed, Inc. (a)	291
84	STERIS Corp.	3,161
6	SurModics, Inc. (a) (c)	193
15	Symmetry Medical, Inc. (a) (c)	282
10	Teleflex, Inc.	647
13	Theragenics Corp. (a)	42
4	Vital Signs, Inc.	316
8	Zoll Medical Corp. (a)	264

		22,257

	Health Care Providers & Services — 4.4%
4	Air Methods Corp. (a)	105
5	Amedisys, Inc. (a)	222
66	AMERIGROUP Corp. (a)	1,672
13	AMN Healthcare Services, Inc. (a)	233
11	AmSurg Corp. (a)	286
35	Apria Healthcare Group, Inc. (a)	644
26	Catalyst Health Solutions, Inc. (a)	676
18	Centene Corp. (a)	367
13	Chemed Corp.	526
28	Community Health Systems, Inc. (a)	817
11	Cross Country Healthcare, Inc. (a)	187
10	Gentiva Health Services, Inc. (a)	259
45	Health Management Associates, Inc., Class A (a)	186
49	Health Net, Inc. (a)	1,152
19	Healthspring, Inc. (a) (c)	403
40	Henry Schein, Inc. (a)	2,135
9	HMS Holdings Corp. (a) (c)	207
11	inVentiv Health, Inc. (a)	197
21	Kindred Healthcare, Inc. (a)	580
4	Landauer, Inc.	261
9	LCA-Vision, Inc. (c)	40
6	LHC Group, Inc. (a)	165
68	LifePoint Hospitals, Inc. (a) (c)	2,192
100	Lincare Holdings, Inc. (a)	3,003
6	Medcath Corp. (a)	99
5	Molina Healthcare, Inc. (a) (c)	153
14	Odyssey HealthCare, Inc. (a)	141

89	Omnicare, Inc.	2,551
47	Owens & Minor, Inc.	2,288
5	PharMerica Corp. (a)	104
14	Psychiatric Solutions, Inc. (a) (c)	539
6	RehabCare Group, Inc. (a)	102
8	Res-Care, Inc. (a)	146
24	Universal Health Services, Inc., Class B	1,320
11	WellCare Health Plans, Inc. (a)	381

		24,339

	Health Care Technology — 0.2%
21	Eclipsys Corp. (a)	441
14	Omnicell, Inc. (a) (c)	180
17	Phase Forward, Inc. (a)	353

		974

	Hotels, Restaurants & Leisure — 1.8%
53	Bob Evans Farms, Inc. (c)	1,446
80	Brinker International, Inc.	1,424
6	Buffalo Wild Wings, Inc. (a) (c)	253
12	California Pizza Kitchen, Inc. (a) (c)	153
17	CBRL Group, Inc.	452
9	CEC Entertainment, Inc. (a) (c)	282
8	Chipotle Mexican Grill, Inc., Class A (a) (c)	440
5	DineEquity, Inc. (c)	92
29	International Speedway Corp., Class A	1,114
15	Interval Leisure Group, Inc. (a)	156
34	Jack in the Box, Inc. (a)	720
8	Landry’s Restaurants, Inc.	127
10	Marcus Corp.	155
4	Monarch Casino & Resort, Inc. (a)	48
17	Multimedia Games, Inc. (a)	73
6	O’Charley’s, Inc.	54
5	Panera Bread Co., Class A (a)	247
13	Papa John’s International, Inc. (a) (c)	363
5	Peet’s Coffee & Tea, Inc. (a) (c)	135
10	PF Chang’s China Bistro, Inc. (a) (c)	244
24	Pinnacle Entertainment, Inc. (a) (c)	179
7	Red Robin Gourmet Burgers, Inc. (a)	183

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Hotels, Restaurants & Leisure — Continued
6	Ruth’s Chris Steak House (a) (c)	25
14	Shuffle Master, Inc. (a)	73
9	Steak n Shake Co. (The) (a) (c)	79
22	Texas Roadhouse, Inc., Class A (a) (c)	194
178	Wendy’s/Arby’s Group, Inc., Class A	935
7	WMS Industries, Inc. (a)	209

		9,855

	Household Durables — 1.6%
68	American Greetings Corp., Class A	1,034
4	Basset Furniture Industries, Inc.	33
11	Blyth, Inc.	122
32	Champion Enterprises, Inc. (a)	175
11	Ethan Allen Interiors, Inc.	321
41	Jarden Corp. (a)	970
21	La-Z-Boy, Inc. (c)	194
5	Libbey, Inc. (c)	42
5	M/I Homes, Inc. (c)	114
6	MDC Holdings, Inc.	223
2	National Presto Industries Inc.	168
6	NVR, Inc. (a)	3,401
5	Russ Berrie & Co., Inc. (a)	42
6	Ryland Group, Inc.	170
3	Skyline Corp.	73
34	Toll Brothers, Inc. (a)	870
30	Tupperware Brands Corp.	836
6	Universal Electronics, Inc. (a)	144

		8,932

	Household Products — 0.3%
27	Central Garden & Pet Co., Class A (a)	160
18	Church & Dwight Co., Inc.	1,115
22	Spectrum Brands, Inc. (a)	31
5	WD-40 Co.	188

		1,494

	Industrial Conglomerates — 0.1%
16	Carlisle Cos., Inc.	477
4	Standex International Corp.	117
13	Tredegar Corp.	224

		818

	Insurance — 3.7%
101	American Financial Group, Inc.	2,978
26	Delphi Financial Group, Inc., Class A	736
24	Everest Re Group Ltd., (Bermuda)	2,056
72	Fidelity National Financial, Inc., Class A	1,063
25	First American Corp.	748
14	Hanover Insurance Group, Inc. (The)	639
33	HCC Insurance Holdings, Inc.	897
18	Horace Mann Educators Corp.	228
8	Infinity Property & Casualty Corp.	344
6	LandAmerica Financial Group, Inc. (c)	144
15	National Financial Partners Corp.	224
5	Navigators Group, Inc. (a)	296
22	Philadelphia Consolidated Holding Co. (a)	1,308
10	Presidential Life Corp.	153
8	ProAssurance Corp. (a)	455
18	Protective Life Corp.	499
2	RLI Corp.	142
6	Safety Insurance Group, Inc.	221
9	Selective Insurance Group (c)	198
62	StanCorp Financial Group, Inc.	3,222
7	Stewart Information Services Corp. (c)	223
9	Tower Group, Inc. (c)	220
7	United Fire & Casualty Co.	200
19	Unitrin, Inc.	469
115	W.R. Berkley Corp.	2,714

		20,377

	Internet & Catalog Retail — 0.5%
6	Blue Nile, Inc. (a) (c)	245
13	HSN, Inc. (a)	140
19	Netflix, Inc. (a) (c)	581
13	NutriSystem, Inc. (c)	231
10	PetMed Express, Inc. (a) (c)	152
15	priceline.com, Inc. (a)	1,020
8	Stamps.com, Inc. (a)	93
14	Ticketmaster (a)	151

		2,613

	Internet Software & Services — 0.4%
4	Bankrate, Inc. (a) (c)	155

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Internet Software & Services — Continued
12	DealerTrack Holdings, Inc. (a)	197
17	Digital River, Inc. (a)	540
11	InfoSpace, Inc.	122
20	j2 Global Communications, Inc. (a) (c)	472
11	Knot, Inc. (The) (a) (c)	91
12	Perficient, Inc. (a)	77
25	United Online, Inc.	239
15	ValueClick, Inc. (a)	154
19	Websense, Inc. (a) (c)	417

		2,464

	IT Services — 2.8%
28	Acxiom Corp.	347
41	Alliance Data Systems Corp. (a)	2,577
87	Broadridge Financial Solutions, Inc.	1,342
32	CACI International, Inc., Class A (a)	1,583
21	CIBER, Inc. (a)	147
11	CSG Systems International, Inc. (a)	192
40	DST Systems, Inc. (a) (c)	2,257
37	Gartner, Inc. (a) (c)	846
11	Gevity HR, Inc. (c)	79
12	Global Payments, Inc.	549
16	Hewitt Associates, Inc., Class A (a)	589
32	Lender Processing Services, Inc.	987
8	Mantech International Corp., Class A (a) (c)	482
9	MAXIMUS, Inc. (c)	321
33	Metavante Technologies, Inc. (a)	634
71	SAIC, Inc. (a)	1,436
5	SI International, Inc. (a)	158
30	SRA International, Inc., Class A (a) (c)	674
5	StarTek, Inc. (a)	31

		15,231

	Leisure Equipment & Products — 0.7%
8	Arctic Cat, Inc.	70
33	Brunswick Corp. (c)	423
34	Callaway Golf Co.	478
9	JAKKS Pacific, Inc. (a)	221
14	Nautilus, Inc. (a)	62
54	Polaris Industries, Inc. (c)	2,464
9	RC2 Corp. (a)	171
9	Sturm Ruger & Co., Inc. (a)	65

		3,954

	Life Sciences Tools & Services — 1.4%
21	Affymetrix, Inc. (a)	162
8	Cambrex Corp. (a)	47
31	Charles River Laboratories International, Inc. (a)	1,741
6	Covance, Inc. (a)	557
10	Enzo Biochem, Inc. (a) (c)	113
95	Invitrogen Corp. (a)	3,587
5	Kendle International, Inc. (a)	224
8	PharmaNet Development Group, Inc. (a)	55
19	Techne Corp. (a)	1,358

		7,844

	Machinery — 4.4%
81	AGCO Corp. (a)	3,437
13	Albany International Corp., Class A	363
6	Astec Industries, Inc. (a) (c)	199
15	Briggs & Stratton Corp.	242
4	Cascade Corp.	187
73	Crane Co.	2,165
8	EnPro Industries, Inc. (a)	313
18	Federal Signal Corp.	248
20	Flowserve Corp.	1,732
67	Gardner Denver, Inc. (a)	2,312
32	Harsco Corp.	1,191
10	John Bean Technologies Corp. (a)	130
56	Joy Global, Inc.	2,517
23	Kennametal, Inc.	631
13	Lincoln Electric Holdings, Inc.	810
4	Lindsay Corp. (c)	296
4	Lydall, Inc. (a)	43
14	Mueller Industries, Inc.	311
23	Oshkosh Corp.	305
7	Pentair, Inc.	232
43	Robbins & Myers, Inc.	1,322
27	SPX Corp.	2,114
47	Timken Co.	1,331
6	Toro Co.	265

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Machinery — Continued
38	Trinity Industries, Inc. (c)	989
11	Wabash National Corp. (c)	108
20	Watts Water Technologies, Inc., Class A (c)	551

		24,344

	Marine — 0.4%
22	Alexander & Baldwin, Inc. (c)	978
37	Kirby Corp. (a)	1,402

		2,380

	Media — 1.1%
4	4Kids Entertainment, Inc. (a)	25
7	AH Belo Corp., Class A	36
19	Arbitron, Inc. (c)	839
27	Belo Corp., Class A	162
30	DreamWorks Animation SKG, Inc., Class A (a)	951
1	EW Scripps Co., Class A (c)	7
26	Harte-Hanks, Inc. (c)	272
18	John Wiley & Sons, Inc., Class A	734
27	Live Nation, Inc. (a)	436
18	Marvel Entertainment, Inc. (a)	623
9	Media General, Inc., Class A (c)	111
33	Radio One, Inc., Class D (a)	24
56	Scholastic Corp.	1,432
15	Valassis Communications, Inc. (a) (c)	130

		5,782

	Metals & Mining — 1.9%
7	AM Castle & Co. (c)	125
8	AMCOL International Corp.	252
5	Brush Engineered Materials, Inc. (a)	86
32	Carpenter Technology Corp.	833
51	Cleveland-Cliffs, Inc.	2,696
47	Commercial Metals Co.	791
54	Reliance Steel & Aluminum Co.	2,059
127	Steel Dynamics, Inc.	2,167
101	Worthington Industries, Inc.	1,509

		10,518

	Multiline Retail — 0.3%
24	99 Cents Only Stores (a)	261
15	Big Lots, Inc. (a)	429
25	Dollar Tree, Inc. (a)	917
15	Fred’s, Inc., Class A	210
12	Tuesday Morning Corp. (a)	51

		1,868

	Multi-Utilities — 3.2%
52	Alliant Energy Corp.	1,687
20	Avista Corp.	441
24	Black Hills Corp. (c)	739
5	CH Energy Group, Inc. (c)	234
132	MDU Resources Group, Inc.	3,824
35	NSTAR	1,186
24	OGE Energy Corp.	730
164	PNM Resources, Inc.	1,683
45	Puget Energy, Inc.	1,192
67	SCANA Corp.	2,606
20	Vectren Corp.	561
60	Wisconsin Energy Corp.	2,681

		17,564

	Oil, Gas & Consumable Fuels— 3.8%
48	Arch Coal, Inc.	1,589
61	Cimarex Energy Co.	2,989
92	Denbury Resources, Inc. (a)	1,756
35	Encore Acquisition Co. (a)	1,469
29	Forest Oil Corp. (a)	1,461
52	Frontier Oil Corp.	952
41	Newfield Exploration Co. (a)	1,311
22	Overseas Shipholding Group, Inc.	1,301
5	Penn Virginia Corp.	287
17	Petroquest Energy, Inc. (a) (c)	262
68	Plains Exploration & Production Co. (a)	2,392
36	Southern Union Co.	743
32	St. Mary Land & Exploration Co.	1,146
28	Stone Energy Corp. (a)	1,184
44	Swift Energy Co. (a)	1,685
20	Western Refining, Inc. (c)	206

		20,733

	Paper & Forest Products — 0.2%
12	Buckeye Technologies, Inc. (a)	95
4	Deltic Timber Corp.	249
11	Louisiana-Pacific Corp.	101
6	Neenah Paper, Inc. (c)	119

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Paper & Forest Products — Continued
5	Schweitzer-Mauduit International, Inc.	93
18	Wausau Paper Corp. (c)	183

		840

	Personal Products — 0.7%
23	Alberto-Culver Co.	615
12	Chattem, Inc. (a) (c)	917
6	Mannatech, Inc. (c)	25
69	NBTY, Inc. (a)	2,034

		3,591

	Pharmaceuticals — 1.2%
4	Alpharma, Inc., Class A (a) (c)	165
137	Endo Pharmaceuticals Holdings, Inc. (a)	2,739
110	Medicis Pharmaceutical Corp., Class A (c)	1,639
7	Noven Pharmaceuticals, Inc. (a)	87
8	Par Pharmaceutical Cos., Inc. (a)	102
22	Perrigo Co.	843
18	Salix Pharmaceuticals Ltd. (a)	117
11	Sciele Pharma, Inc. (a) (c)	354
27	ViroPharma, Inc. (a)	358

		6,404

	Professional Services — 1.7%
13	Administaff, Inc. (c)	353
6	CDI Corp.	141
31	Corporate Executive Board Co. (The)	963
4	Dun & Bradstreet Corp.	371
7	Heidrick & Struggles International, Inc. (c)	214
13	Kelly Services, Inc., Class A	252
18	Korn/Ferry International (a)	319
74	Manpower, Inc.	3,188
72	MPS Group, Inc. (a)	730
20	Navigant Consulting, Inc. (a)	400
10	On Assignment, Inc. (a)	80
9	School Specialty, Inc. (a)	287
20	Spherion Corp. (a)	99
17	TrueBlue, Inc. (a) (c)	274
8	Volt Information Sciences, Inc. (a)	68
27	Watson Wyatt Worldwide, Inc., Class A	1,364

		9,103

	Real Estate Investment Trusts (REITs) — 6.5%
12	Acadia Realty Trust	315
13	Alexandria Real Estate Equities, Inc.	1,410
37	AMB Property Corp.	1,658
26	BioMed Realty Trust, Inc.	687
20	BRE Properties, Inc. (c)	993
20	Camden Property Trust	925
17	Cedar Shopping Centers, Inc.	227
18	Colonial Properties Trust (c)	343
17	Cousins Properties, Inc.	437
3	Deerfield Capital Corp. (c) (m)	2
37	DiamondRock Hospitality Co.	337
56	Duke Realty Corp.	1,386
8	EastGroup Properties, Inc. (c)	406
11	Entertainment Properties Trust	584
15	Equity One, Inc. (c)	305
9	Essex Property Trust, Inc. (c)	1,070
25	Extra Space Storage, Inc.	385
22	Federal Realty Investment Trust	1,866
32	Health Care REIT, Inc.	1,710
22	Highwoods Properties, Inc.	788
13	Home Properties, Inc.	770
36	Hospitality Properties Trust	743
21	Inland Real Estate Corp. (m)	325
13	Kilroy Realty Corp.	641
11	Kite Realty Group Trust (c)	126
15	LaSalle Hotel Properties	348
29	Lexington Realty Trust	494
35	Liberty Property Trust	1,322
8	LTC Properties, Inc.	229
28	Macerich Co. (The)	1,782
24	Mack-Cali Realty Corp.	824
13	Medical Properties Trust, Inc.	146
9	Mid-America Apartment Communities, Inc.	461
21	National Retail Properties, Inc. (c)	504
36	Nationwide Health Properties, Inc.	1,300
4	Parkway Properties, Inc. (c)	170
15	Pennsylvania Real Estate Investment Trust	288
7	PS Business Parks, Inc.	379
30	Rayonier, Inc.	1,412
40	Realty Income Corp.	1,024
26	Regency Centers Corp.	1,765

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Real Estate Investment Trusts (REITs) — Continued
42	Senior Housing Properties Trust	1,002
9	Sovran Self Storage, Inc.	402
12	Tanger Factory Outlet Centers	545
55	UDR, Inc.	1,430
9	Urstadt Biddle Properties, Inc.	162
29	Weingarten Realty Investors (c)	1,018

		35,446

	Real Estate Management & Development — 0.1%
14	Forestar Real Estate Group, Inc. (a)	200
12	Jones Lang LaSalle, Inc.	540

		740

	Road & Rail — 1.3%
8	Arkansas Best Corp. (c)	282
154	Avis Budget Group, Inc. (a) (c)	882
23	Con-way, Inc.	1,029
41	J.B. Hunt Transport Services, Inc.	1,368
64	Kansas City Southern Industries, Inc. (a)	2,839
4	Old Dominion Freight Line, Inc. (a)	100
40	YRC Worldwide, Inc. (a) (c)	479

		6,979

	Semiconductors & Semiconductor Equipment — 2.3%
9	Actel Corp. (a)	112
11	Advanced Energy Industries, Inc. (a)	145
55	Axcelis Technologies, Inc. (a)	94
27	Brooks Automation, Inc. (a)	228
10	Cabot Microelectronics Corp. (a)	319
7	Cohu, Inc.	108
22	Cymer, Inc. (a) (c)	569
12	Diodes, Inc. (a) (c)	224
12	DSP Group, Inc. (a)	92
17	Exar Corp. (a)	127
15	Fairchild Semiconductor International, Inc. (a)	132
11	FEI Co. (a)	260
38	Integrated Device Technology, Inc. (a)	296
27	International Rectifier Corp. (a)	511
130	Intersil Corp., Class A	2,152
28	Kopin Corp. (a)	87
30	Kulicke & Soffa Industries, Inc. (a)	135
40	Lam Research Corp. (a)	1,265
21	Micrel, Inc.	194
18	Microsemi Corp. (a)	467
5	MKS Instruments, Inc. (a)	101
13	Pericom Semiconductor Corp. (a)	141
18	Photronics, Inc. (a)	34
16	PMC-Sierra, Inc. (a)	121
147	RF Micro Devices, Inc. (a) (c)	428
6	Rudolph Technologies, Inc. (a)	49
30	Semtech Corp. (a)	420
9	Silicon Laboratories, Inc. (a)	275
19	SiRF Technology Holdings, Inc. (a)	28
225	Skyworks Solutions, Inc. (a)	1,885
9	Standard Microsystems Corp. (a)	214
4	Supertex, Inc. (a) (c)	115
118	Teradyne, Inc. (a)	922
52	TriQuint Semiconductor, Inc. (a)	248
10	Ultratech, Inc. (a) (c)	115
12	Veeco Instruments, Inc. (a)	185

		12,798

	Software — 3.5%
14	ACI Worldwide, Inc. (a)	238
25	ANSYS, Inc. (a)	946
57	Cadence Design Systems, Inc. (a)	384
21	Captaris, Inc. (a)	99
6	Catapult Communications Corp. (a)	27
22	Epicor Software Corp. (a)	172
10	EPIQ Systems, Inc. (a) (c)	131
22	FactSet Research Systems, Inc.	1,137
49	Fair Isaac Corp. (c)	1,128
35	Informatica Corp. (a) (c)	452
12	JDA Software Group, Inc. (a)	177
32	Macrovision Solutions Corp. (a) (c)	487
13	Manhattan Associates, Inc. (a)	286
52	McAfee, Inc. (a)	1,765
87	Mentor Graphics Corp. (a)	983
31	MICROS Systems, Inc. (a)	818
103	Parametric Technology Corp. (a)	1,902

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Software — Continued
6	Phoenix Technologies Ltd. (a)	48
33	Progress Software Corp. (a)	867
6	Quality Systems, Inc. (c)	265
11	Radiant Systems, Inc. (a) (c)	92
14	Secure Computing Corp. (a)	74
12	Smith Micro Software, Inc. (a)	84
9	Sonic Solutions, Inc. (a) (c)	40
9	SPSS, Inc. (a)	258
89	Sybase, Inc. (a)	2,734
138	Synopsys, Inc. (a)	2,753
18	Take-Two Interactive Software, Inc. (a)	303
14	Tyler Technologies, Inc. (a)	211
29	Wind River Systems, Inc. (a)	292

		19,153

	Specialty Retail — 4.4%
78	Advance Auto Parts, Inc.	3,089
33	Aeropostale, Inc. (a) (c)	1,057
154	American Eagle Outfitters, Inc.	2,352
95	AnnTaylor Stores Corp. (a)	1,952
49	Barnes & Noble, Inc. (c)	1,265
9	Big 5 Sporting Goods Corp.	95
21	Borders Group, Inc.	135
28	Brown Shoe Co., Inc. (c)	464
6	Buckle, Inc. (The) (c)	341
12	Cato Corp. (The), Class A	215
10	Charlotte Russe Holding, Inc. (a)	102
24	Children’s Place Retail Stores, Inc. (The) (a)	794
16	Christopher & Banks Corp. (c)	120
89	Dress Barn, Inc. (a)	1,357
22	Finish Line, Inc. (The), Class A	219
82	Foot Locker, Inc.	1,318
9	Genesco, Inc. (a) (c)	316
13	Group 1 Automotive, Inc.	288
19	Gymboree Corp. (a)	670
7	Haverty Furniture Cos., Inc.	85
13	Hibbett Sports, Inc. (a) (c)	260
18	Hot Topic, Inc. (a)	120
20	J Crew Group, Inc. (a) (c)	565
6	Jo-Ann Stores, Inc. (a) (c)	134
6	Jos. A. Bank Clothiers, Inc. (a) (c)	206
6	Lithia Motors, Inc., Class A (c)	27
6	MarineMax, Inc. (a) (c)	45
6	Midas, Inc. (a)	85
76	OfficeMax, Inc.	680
22	Pep Boys-Manny, Moe & Jack (c)	136
27	PetSmart, Inc.	670
65	Rent-A-Center, Inc., Class A (a)	1,453
46	Ross Stores, Inc.	1,711
21	Select Comfort Corp. (a)	35
10	Sonic Automotive, Inc., Class A (c)	87
15	Stage Stores, Inc.	204
14	Stein Mart, Inc. (c)	53
22	Tractor Supply Co. (a)	926
9	Tween Brands, Inc. (a)	92
13	Zale Corp. (a)	327
7	Zumiez, Inc. (a) (c)	117

		24,167

	Textiles, Apparel & Luxury Goods — 1.4%
25	Crocs, Inc. (a) (c)	90
4	Deckers Outdoor Corp. (a) (c)	465
27	Fossil, Inc. (a)	749
20	Hanesbrands, Inc. (a)	426
30	Iconix Brand Group, Inc. (a) (c)	396
12	K-Swiss, Inc., Class A	200
8	Maidenform Brands, Inc. (a)	113
8	Movado Group, Inc.	182
5	Oxford Industries, Inc.	129
4	Perry Ellis International, Inc. (a)	66
98	Quiksilver, Inc. (a)	562
10	Skechers U.S.A., Inc., Class A (a) (c)	175
15	Timberland Co., Class A (a)	260
6	True Religion Apparel, Inc. (a) (c)	157
6	UniFirst Corp.	247
6	Volcom, Inc. (a) (c)	102
58	Warnaco Group, Inc. (The) (a)	2,645
29	Wolverine World Wide, Inc.	765

		7,729

	Thrifts & Mortgage Finance — 1.1%
8	Anchor Bancorp Wisconsin, Inc. (c)	60
51	Astoria Financial Corp.	1,062
25	Bank Mutual Corp.	286

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Thrifts & Mortgage Finance — Continued
4	BankAtlantic Bancorp, Inc., Class A	35
21	Brookline Bancorp, Inc. (c)	266
13	Corus Bankshares, Inc. (c)	53
13	Dime Community Bancshares	203
10	First Niagara Financial Group, Inc.	164
5	FirstFed Financial Corp. (a) (c)	41
14	Flagstar Bancorp, Inc. (c)	40
14	Guaranty Financial Group, Inc. (a) (c)	54
150	New York Community Bancorp, Inc.	2,517
30	Trustco Bank Corp. (c)	355
62	Washington Federal, Inc.	1,138

		6,274

	Tobacco — 0.1%
23	Alliance One International, Inc. (a)	87
15	Universal Corp. (c)	721

		808

	Trading Companies & Distributors — 0.9%
57	Applied Industrial Technologies, Inc.	1,524
11	GATX Corp.	453
7	Kaman Corp.	210
3	Lawson Products, Inc.	87
12	MSC Industrial Direct Co., Class A	568
93	United Rentals, Inc. (a)	1,419
15	Watsco, Inc. (c)	773

		5,034

	Water Utilities — 0.0% (g)
5	American States Water Co. (c)	202

	Wireless Telecommunication Services — 0.3%
40	Telephone & Data Systems, Inc.	1,434

	Total Long-Term Investments (Cost $567,917)	543,866

	Short-Term Investments — 0.7%
	Investment Company — 0.5%
2,926	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (m) (Cost $2,926)	2,926

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)

	U.S. Treasury Obligation — 0.2%
835	U.S. Treasury Bills, 1.57%, 11/20/08 (k) (Cost $834)	834

	Total Short-Term Investments (Cost $3,760)	3,760

	Investments of Cash Collateral for Securities on Loan — 7.0%
	Certificate of Deposit — 0.7%
3,999	Calyon, New York, VAR, 2.15%, 03/15/10	3,951

	Corporate Notes — 5.4%
8,000	BBVA Senior Finance S.A., (Spain), VAR, 2.87%, 03/12/10 (e)	7,959
8,000	General Electric Capital Corp., VAR, 2.15%, 03/12/10	7,849
5,000	Goldman Sachs Group, Inc., VAR, 7.13%, 02/13/09	4,900
2,500	Monumental Global Funding II, VAR, 2.15%, 03/26/10	2,291
5,000	Monumental Global Funding III, VAR, 2.86%, 05/24/10 (e)	4,404
2,000	Pricoa Global Funding I, VAR, 2.16%, 12/15/09	1,974

		29,377

SHARES

	Investment Company — 0.9%
4,915	JPMorgan Prime Money Market Fund, Capital Shares (b)	4,915

	Total Investments of Cash Collateral for Securities on Loan (Cost $39,414)	38,243

	Total Investments — 106.7% (Cost $611,091)	585,869

	Liabilities in Excess of Other Assets — (6.7)%	(36,649)

	NET ASSETS — 100.0%	$549,220

Percentages indicated are based on net assets.

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

Futures Contracts
(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
28	E-Mini Russell 2000 Index	December, 2008	$1,898	$44
62	E-Mini S&P Mid Cap 400	December, 2008	$4,528	69

				$113

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

VAR — Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2008.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%
(h)	Amount rounds to less than one thousand (shares or dollars).
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,816
Aggregate gross unrealized depreciation	(79,038)

Net unrealized appreciation/depreciation	$(25,222)

Federal income tax cost of investments	$611,091

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Market Expansion Index Fund
Level 1	$ 551,707	$ 113	$ -
Level 2	34,162	-	-
Level 3	-	-	-
Total	$ 585,869	$ 113	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Positions — 88.9% (j)
	Long-Term Investments — 88.9%
	Common Stocks — 88.9%
	Aerospace & Defense — 1.7%
42	General Dynamics Corp.	3,105
77	Goodrich Corp.	3,218
35	L-3 Communications Holdings, Inc.	3,479
7	Lockheed Martin Corp.	719
63	Raytheon Co.	3,397
90	TransDigm Group, Inc. (a)	3,097

		17,015

	Air Freight & Logistics — 0.0% (g)
11	Atlas Air Worldwide Holdings, Inc. (a)	429

	Airlines — 0.6%
125	SkyWest, Inc.	2,002
250	Southwest Airlines Co.	3,629

		5,631

	Auto Components — 1.2%
96	ArvinMeritor, Inc.	1,247
85	Autoliv, Inc., (Sweden)	2,883
45	Goodyear Tire & Rubber Co. (The) (a)	696
261	Lear Corp. (a)	2,740
186	TRW Automotive Holdings Corp. (a)	2,967
31	WABCO Holdings, Inc.	1,105

		11,638

	Beverages — 0.5%
77	Coca-Cola Enterprises, Inc.	1,288
138	Pepsi Bottling Group, Inc.	4,040

		5,328

	Biotechnology — 1.5%
110	Alkermes, Inc. (a)	1,464
53	Amgen, Inc. (a)	3,141
59	Amylin Pharmaceuticals, Inc. (a)	1,195
57	Biogen Idec, Inc. (a)	2,861
44	BioMarin Pharmaceutical, Inc. (a)	1,155
32	Cubist Pharmaceuticals, Inc. (a)	709
27	Martek Biosciences Corp. (a)	841
179	Medarex, Inc. (a)	1,157
50	PDL BioPharma, Inc.	461
13	United Therapeutics Corp. (a)	1,382

		14,366

	Building Products — 0.5%
63	Armstrong World Industries, Inc.	1,828
54	Lennox International, Inc.	1,802
90	Masco Corp.	1,622

		5,252

	Capital Markets — 0.9%
229	Allied Capital Corp.	2,470
50	GFI Group, Inc.	238
16	Goldman Sachs Group, Inc. (The)	2,051
18	Knight Capital Group, Inc., Class A (a)	263
26	Northern Trust Corp.	1,898
32	State Street Corp.	1,815

		8,735

	Chemicals — 2.6%
101	Celanese Corp., Class A	2,832
23	CF Industries Holdings, Inc.	2,121
120	Chemtura Corp.	546
78	Lubrizol Corp.	3,383
43	Minerals Technologies, Inc.	2,581
18	Monsanto Co.	1,744
152	Olin Corp.	2,953
121	OM Group, Inc. (a)	2,715
67	Rockwood Holdings, Inc. (a)	1,706
118	RPM International, Inc.	2,279
91	Terra Industries, Inc.	2,689

		25,549

	Commercial Banks — 3.2%
71	Associated Banc-Corp.	1,422
73	BancorpSouth, Inc.	2,051
73	Bank of Hawaii Corp.	3,891
33	BB&T Corp.	1,239
49	Commerce Bancshares, Inc.	2,294
80	First Midwest Bancorp, Inc.	1,933
109	FirstMerit Corp.	2,291
325	Huntington Bancshares, Inc.	2,594
5	M&T Bank Corp.	483
138	National Penn Bancshares, Inc.	2,012
29	Old National Bancorp	579

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Commercial Banks — Continued
278	Regions Financial Corp.	2,670
78	Susquehanna Bancshares, Inc.	1,530
51	SVB Financial Group (a)	2,936
62	United Bancshares, Inc.	2,180
8	Wells Fargo & Co.	288
19	Zions Bancorp	732

		31,125

	Commercial Services & Supplies — 1.4%
22	Brink’s Co. (The)	1,335
82	Copart, Inc. (a)	3,107
108	Herman Miller, Inc.	2,638
18	HNI Corp.	451
96	R.R. Donnelley & Sons Co.	2,362
81	United Stationers, Inc. (a)	3,892

		13,785

	Communications Equipment — 1.8%
266	ADC Telecommunications, Inc. (a)	2,250
115	Avocent Corp. (a)	2,348
187	Ciena Corp. (a)	1,887
68	Infinera Corp. (a)	651
127	Juniper Networks, Inc. (a)	2,673
703	Nortel Networks Corp., (Canada) (a)	1,574
127	Plantronics, Inc.	2,858
814	Tellabs, Inc. (a)	3,304

		17,545

	Computers & Peripherals — 1.5%
120	Lexmark International, Inc., Class A (a)	3,915
149	NCR Corp. (a)	3,284
96	QLogic Corp. (a)	1,471
229	Seagate Technology, (Cayman Islands)	2,779
138	Western Digital Corp. (a)	2,948

		14,397

	Construction & Engineering — 1.5%
157	EMCOR Group, Inc. (a)	4,140
47	Fluor Corp.	2,642
75	Foster Wheeler Ltd. (a)	2,695
139	Perini Corp. (a)	3,596
46	Shaw Group, Inc. (The) (a)	1,399

		14,472

	Consumer Finance — 0.3%
10	Capital One Financial Corp.	489
38	Cash America International, Inc.	1,357
71	Discover Financial Services	987

		2,833

	Containers & Packaging — 1.0%
96	Owens-Illinois, Inc. (a)	2,834
63	Rock-Tenn Co., Class A	2,501
27	Silgan Holdings, Inc.	1,383
88	Sonoco Products Co.	2,615

		9,333

	Diversified Consumer Services — 0.4%
108	Weight Watchers International, Inc.	3,948

	Diversified Financial Services — 0.6%
233	CIT Group, Inc.	1,621
73	Interactive Brokers Group, Inc. (a)	1,623
203	Liberty Media Corp. - Capital, Class A (a)	2,717

		5,961

	Diversified Telecommunication Services — 0.6%
60	CenturyTel, Inc.	2,186
25	Cincinnati Bell, Inc. (a)	79
52	Cogent Communications Group, Inc. (a)	402
69	Embarq Corp.	2,799

		5,466

	Electric Utilities — 1.8%
129	DPL, Inc.	3,209
87	Duke Energy Corp.	1,509
50	Edison International	1,982
100	Hawaiian Electric Industries, Inc.	2,921
119	Pepco Holdings, Inc.	2,729
49	Pinnacle West Capital Corp.	1,699
130	Portland General Electric Co.	3,067
6	Sierra Pacific Resources	54

		17,170

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Electrical Equipment — 1.3%
91	Acuity Brands, Inc.	3,801
10	Belden, Inc.	305
31	Energy Conversion Devices, Inc. (a)	1,808
45	EnerSys (a)	885
4	First Solar, Inc. (a)	762
86	Hubbell, Inc., Class B	3,014
49	Regal-Beloit Corp.	2,100

		12,675

	Electronic Equipment, Instruments & Components — 2.1%
96	Arrow Electronics, Inc. (a)	2,523
144	Avnet, Inc. (a)	3,541
390	Celestica, Inc., (Canada) (a)	2,510
302	Flextronics International Ltd., (Singapore) (a)	2,141
159	Ingram Micro, Inc., Class A (a)	2,558
215	Jabil Circuit, Inc.	2,051
1,402	Sanmina-SCI Corp. (a)	1,963
54	Tyco Electronics Ltd., (Bermuda)	1,495
255	Vishay Intertechnology, Inc. (a)	1,689

		20,471

	Energy Equipment & Services — 2.4%
40	Atwood Oceanics, Inc. (a)	1,446
93	Basic Energy Services, Inc. (a)	1,990
36	BJ Services Co.	686
120	Complete Production Services, Inc. (a)	2,425
57	ENSCO International, Inc.	3,269
55	FMC Technologies, Inc. (a)	2,549
10	Gulfmark Offshore, Inc. (a)	467
29	Noble Corp.	1,259
75	Oil States International, Inc. (a)	2,636
78	Pride International, Inc. (a)	2,323
69	Superior Energy Services, Inc. (a)	2,164
9	Tidewater, Inc.	474
29	Unit Corp. (a)	1,465

		23,153

	Food & Staples Retailing — 0.1%
8	BJ’s Wholesale Club, Inc. (a)	319
6	Casey’s General Stores, Inc.	194
37	SUPERVALU, Inc.	804

		1,317

	Food Products — 1.2%
126	Archer-Daniels-Midland Co.	2,754
17	Bunge Ltd.	1,081
204	Darling International, Inc. (a)	2,271
367	Del Monte Foods Co.	2,861
207	Sara Lee Corp.	2,620

		11,587

	Gas Utilities — 0.5%
78	Atmos Energy Corp.	2,068
10	Questar Corp.	408
92	UGI Corp.	2,360

		4,836

	Health Care Equipment & Supplies — 2.7%
123	American Medical Systems Holdings, Inc. (a)	2,181
299	Boston Scientific Corp. (a)	3,671
63	Covidien Ltd.	3,381
23	Edwards Lifesciences Corp. (a)	1,306
17	Gen-Probe, Inc. (a)	883
98	Hill-Rom Holdings, Inc.	2,960
2	Intuitive Surgical, Inc. (a)	444
95	Inverness Medical Innovations, Inc. (a)	2,838
113	STERIS Corp.	4,229
23	Teleflex, Inc.	1,483
57	Varian Medical Systems, Inc. (a)	3,260

		26,636

	Health Care Providers & Services — 3.9%
165	AMERIGROUP Corp. (a)	4,159
81	AmerisourceBergen Corp.	3,033
73	Catalyst Health Solutions, Inc. (a)	1,913
82	Cigna Corp.	2,801
18	Express Scripts, Inc. (a)	1,363
135	Healthsouth Corp. (a)	2,486
79	LifePoint Hospitals, Inc. (a)	2,545
136	Lincare Holdings, Inc. (a)	4,090
1	Magellan Health Services, Inc. (a)	50
123	Omnicare, Inc.	3,549
11	Owens & Minor, Inc.	540
11	Psychiatric Solutions, Inc. (a)	422

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Health Care Providers & Services — Continued
503	Tenet Healthcare Corp. (a)	2,791
18	Universal Health Services, Inc., Class B	990
125	WellCare Health Plans, Inc. (a)	4,509
60	WellPoint, Inc. (a)	2,791

		38,032

	Hotels, Restaurants & Leisure — 1.9%
101	Bally Technologies, Inc. (a)	3,055
111	Bob Evans Farms, Inc.	3,038
146	Brinker International, Inc.	2,604
63	Carnival Corp.	2,236
101	Choice Hotels International, Inc.	2,743
32	Darden Restaurants, Inc.	903
68	Jack in the Box, Inc. (a)	1,441
34	McDonald’s Corp.	2,116
47	Wyndham Worldwide Corp.	732

		18,868

	Household Durables — 2.1%
35	Black & Decker Corp.	2,105
50	Centex Corp.	818
203	Jarden Corp. (a)	4,765
153	Leggett & Platt, Inc.	3,332
8	NVR, Inc. (a)	4,299
251	Tempur-Pedic International, Inc.	2,956
26	Whirlpool Corp.	2,055

		20,330

	Independent Power Producers & Energy Traders — 0.4%
200	AES Corp. (The) (a)	2,341
96	Mirant Corp. (a)	1,763

		4,104

	Industrial Conglomerates — 0.3%
84	Textron, Inc.	2,474
21	Tyco International Ltd., (Bermuda)	735

		3,209

	Insurance — 6.3%
66	ACE Ltd., (Switzerland)	3,573
44	Allied World Assurance Co. Holdings Ltd., (Bermuda)	1,563
138	American Financial Group, Inc.	4,058
55	Arch Capital Group Ltd., (Bermuda) (a)	3,994
118	Aspen Insurance Holdings Ltd., (Bermuda)	3,239
50	Assurant, Inc.	2,771
29	Chubb Corp. (The)	1,576
21	CNA Financial Corp.	543
154	Conseco, Inc. (a)	542
104	Endurance Specialty Holdings Ltd., (Bermuda)	3,226
24	First American Corp.	708
27	Genworth Financial, Inc., Class A	231
51	Hartford Financial Services Group, Inc.	2,079
115	IPC Holdings Ltd., (Bermuda)	3,479
89	Max Capital Group Ltd., (Bermuda)	2,058
191	Montpelier Re Holdings Ltd., (Bermuda)	3,156
90	National Financial Partners Corp.	1,357
44	PartnerRe Ltd., (Bermuda)	3,010
119	Platinum Underwriters Holdings Ltd., (Bermuda)	4,224
38	Reinsurance Group of America, Inc., Class A	2,058
64	RenaissanceRe Holdings Ltd., (Bermuda)	3,334
41	StanCorp Financial Group, Inc.	2,128
58	Travelers Cos., Inc. (The)	2,616
50	Unum Group	1,255
87	W.R. Berkley Corp.	2,048
140	XL Capital Ltd., (Bermuda), Class A	2,512

		61,338

	Internet & Catalog Retail — 0.7%
3	Amazon.com, Inc. (a)	187
139	Expedia, Inc. (a)	2,099
126	Netflix, Inc. (a)	3,897
2	priceline.com, Inc. (a)	120

		6,303

	Internet Software & Services — 0.7%
163	IAC/InterActiveCorp (a)	2,819
52	Sohu.com, Inc., (China) (a)	2,873
29	VeriSign, Inc. (a)	751

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Internet Software & Services — Continued

		6,443

	IT Services — 2.1%
101	Accenture Ltd., (Bermuda), Class A	3,833
34	Alliance Data Systems Corp. (a)	2,180
8	Automatic Data Processing, Inc.	325
67	Computer Sciences Corp. (a)	2,693
80	Fiserv, Inc. (a)	3,764
87	Hewitt Associates, Inc., Class A (a)	3,170
9	MasterCard, Inc., Class A	1,636
32	Paychex, Inc.	1,059
659	Unisys Corp. (a)	1,812

		20,472

	Leisure Equipment & Products — 0.6%
50	Hasbro, Inc.	1,744
95	Polaris Industries, Inc.	4,333

		6,077

	Life Sciences Tools & Services — 0.7%
23	Charles River Laboratories International, Inc. (a)	1,253
84	Invitrogen Corp. (a)	3,189
6	Thermo Fisher Scientific, Inc. (a)	314
42	Waters Corp. (a)	2,451

		7,207

	Machinery — 3.2%
72	AGCO Corp. (a)	3,058
57	Bucyrus International, Inc.	2,527
32	Caterpillar, Inc.	1,924
46	Chart Industries, Inc. (a)	1,304
95	Crane Co.	2,808
54	Cummins, Inc.	2,358
31	Dover Corp.	1,270
22	Eaton Corp.	1,209
24	Flowserve Corp.	2,157
75	Gardner Denver, Inc. (a)	2,621
146	Manitowoc Co., Inc. (The)	2,272
44	Parker Hannifin Corp.	2,329
37	Robbins & Myers, Inc.	1,151
13	SPX Corp.	1,038
83	Terex Corp. (a)	2,535
23	Timken Co.	653

		31,214

	Marine — 0.3%
57	Genco Shipping & Trading Ltd.	1,895
23	Kirby Corp. (a)	863

		2,758

	Media — 1.2%
18	CBS Corp., Class B	258
67	DISH Network Corp., Class A (a)	1,407
5	DreamWorks Animation SKG, Inc., Class A (a)	169
373	Interpublic Group of Companies, Inc. (The) (a)	2,890
28	Liberty Global, Inc., Class A (a)	846
223	News Corp., Class A	2,673
4	Omnicom Group, Inc.	148
111	Scholastic Corp.	2,857

		11,248

	Metals & Mining — 1.9%
57	AK Steel Holding Corp.	1,480
76	Carpenter Technology Corp.	1,959
37	Freeport-McMoRan Copper & Gold, Inc.	2,115
55	Nucor Corp.	2,177
67	Reliance Steel & Aluminum Co.	2,528
9	Schnitzer Steel Industries, Inc.	341
152	Steel Dynamics, Inc.	2,592
30	United States Steel Corp.	2,320
201	Worthington Industries, Inc.	3,002

		18,514

	Multiline Retail — 0.6%
66	Big Lots, Inc. (a)	1,826
13	Dollar Tree, Inc. (a)	479
185	Macy’s, Inc.	3,332

		5,637

	Multi-Utilities — 1.9%
255	CenterPoint Energy, Inc.	3,713
270	CMS Energy Corp.	3,370
7	Dominion Resources, Inc.	286
91	DTE Energy Co.	3,642
3	Integrys Energy Group, Inc.	164

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Multi-Utilities — Continued
108	MDU Resources Group, Inc.	3,134
25	OGE Energy Corp.	769
94	SCANA Corp.	3,665

		18,743

	Oil, Gas & Consumable Fuels — 6.1%
27	Apache Corp.	2,825
5	Carrizo Oil & Gas, Inc. (a)	190
51	Cimarex Energy Co.	2,485
13	Comstock Resources, Inc. (a)	663
91	Concho Resources, Inc. (a)	2,501
43	ConocoPhillips	3,124
20	Continental Resources, Inc. (a)	780
156	CVR Energy, Inc. (a)	1,332
172	El Paso Corp.	2,191
9	Encore Acquisition Co. (a)	382
68	Frontline Ltd., (Bermuda)	3,248
100	Mariner Energy, Inc. (a)	2,048
65	Massey Energy Co.	2,333
140	McMoRan Exploration Co. (a)	3,305
45	Murphy Oil Corp.	2,870
3	Noble Energy, Inc.	141
41	Occidental Petroleum Corp.	2,867
53	Overseas Shipholding Group, Inc.	3,113
66	Plains Exploration & Production Co. (a)	2,336
107	Rosetta Resources, Inc. (a)	1,958
95	Southwestern Energy Co. (a)	2,911
25	St. Mary Land & Exploration Co.	899
63	Stone Energy Corp. (a)	2,673
78	Swift Energy Co. (a)	3,003
45	Valero Energy Corp.	1,372
95	W&T Offshore, Inc.	2,604
37	Walter Industries, Inc.	1,742
12	Whiting Petroleum Corp. (a)	858
99	Williams Cos., Inc.	2,339

		59,093

	Paper & Forest Products — 0.0% (g)
32	Domtar Corp., (Canada) (a)	146

	Personal Products — 1.0%
27	Alberto-Culver Co.	739
102	Herbalife Ltd., (Cayman Islands)	4,049
98	NBTY, Inc. (a)	2,893
127	Nu Skin Enterprises, Inc., Class A	2,059

		9,740

	Pharmaceuticals — 3.0%
225	Biovail Corp., (Canada)	2,196
148	Bristol-Myers Squibb Co.	3,086
165	Endo Pharmaceuticals Holdings, Inc. (a)	3,300
76	Forest Laboratories, Inc. (a)	2,144
377	King Pharmaceuticals, Inc. (a)	3,614
200	Medicis Pharmaceutical Corp., Class A	2,977
92	Merck & Co., Inc.	2,897
95	Perrigo Co.	3,642
164	Pfizer, Inc.	3,024
42	Watson Pharmaceuticals, Inc. (a)	1,189
17	Wyeth	643

		28,712

	Professional Services — 1.1%
70	Manpower, Inc.	3,036
192	MPS Group, Inc. (a)	1,935
95	Robert Half International, Inc.	2,361
63	Watson Wyatt Worldwide, Inc., Class A	3,114

		10,446

	Real Estate Investment Trusts (REITs) — 0.6%
11	AvalonBay Communities, Inc.	1,098
84	CapitalSource, Inc.	1,037
18	CBL & Associates Properties, Inc.	365
11	Developers Diversified Realty Corp.	349
30	Liberty Property Trust	1,135
22	Mack-Cali Realty Corp.	744
8	Simon Property Group, Inc.	745

		5,473

	Real Estate Management & Development — 0.0% (g)
20	Brookfield Properties Corp., (Canada)	318

	Road & Rail — 1.3%
287	Avis Budget Group, Inc. (a)	1,646

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Road & Rail — Continued
18	Burlington Northern Santa Fe Corp.	1,682
245	Hertz Global Holdings, Inc. (a)	1,854
32	Norfolk Southern Corp.	2,126
41	Ryder System, Inc.	2,536
19	Union Pacific Corp.	1,329
85	YRC Worldwide, Inc. (a)	1,022

		12,195

	Semiconductors & Semiconductor Equipment — 1.8%
437	Amkor Technology, Inc. (a)	2,783
97	Broadcom Corp., Class A (a)	1,803
79	Integrated Device Technology, Inc. (a)	611
15	Intersil Corp., Class A	243
559	LSI Corp. (a)	2,997
154	Marvell Technology Group Ltd., (Bermuda) (a)	1,433
44	National Semiconductor Corp.	755
429	Skyworks Solutions, Inc. (a)	3,588
360	STMicroelectronics N.V., ADR, (Switzerland)	3,663

		17,876

	Software — 2.7%
11	BMC Software, Inc. (a)	321
84	CA, Inc.	1,684
89	Compuware Corp. (a)	863
15	Fair Isaac Corp.	335
211	Mentor Graphics Corp. (a)	2,392
129	Net 1 UEPS Technologies, Inc., (South Africa) (a)	2,886
206	Parametric Technology Corp. (a)	3,786
45	Progress Software Corp. (a)	1,172
184	Quest Software, Inc. (a)	2,338
115	Sybase, Inc. (a)	3,514
206	Symantec Corp. (a)	4,038
158	Synopsys, Inc. (a)	3,152

		26,481

	Specialty Retail — 4.2%
14	Abercrombie & Fitch Co., Class A	543
142	Aeropostale, Inc. (a)	4,558
233	American Eagle Outfitters, Inc.	3,553
123	AnnTaylor Stores Corp. (a)	2,547
206	AutoNation, Inc. (a)	2,311
108	Barnes & Noble, Inc.	2,811
57	Best Buy Co., Inc.	2,128
1	Children’s Place Retail Stores, Inc. (The) (a)	47
255	Dress Barn, Inc. (a)	3,904
46	Foot Locker, Inc.	749
22	GameStop Corp., Class A (a)	743
171	Gap, Inc. (The)	3,042
16	Limited Brands, Inc.	277
285	OfficeMax, Inc.	2,530
98	Penske Auto Group, Inc.	1,129
238	RadioShack Corp.	4,119
29	Ross Stores, Inc.	1,081
54	Sherwin-Williams Co. (The)	3,114
20	TJX Cos., Inc.	622
28	Tractor Supply Co. (a)	1,161

		40,969

	Textiles, Apparel & Luxury Goods — 2.1%
31	Deckers Outdoor Corp. (a)	3,224
135	Fossil, Inc. (a)	3,808
193	Jones Apparel Group, Inc.	3,565
252	Liz Claiborne, Inc.	4,137
12	Polo Ralph Lauren Corp.	823
259	Quiksilver, Inc. (a)	1,484
74	Warnaco Group, Inc. (The) (a)	3,332
12	Wolverine World Wide, Inc.	324

		20,697

	Tobacco — 0.8%
177	Altria Group, Inc.	3,512
10	Philip Morris International, Inc.	478
22	Reynolds American, Inc.	1,056
58	Universal Corp.	2,863

		7,909

	Trading Companies & Distributors — 0.8%
49	GATX Corp.	1,944
161	United Rentals, Inc. (a)	2,461
101	WESCO International, Inc. (a)	3,236

		7,641

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Wireless Telecommunication Services — 0.7%
173	MetroPCS Communications, Inc. (a)	2,427
1	NII Holdings, Inc. (a)	49
56	SBA Communications Corp., Class A (a)	1,441
164	Syniverse Holdings, Inc. (a)	2,722

		6,639

	Total Long-Term Investments (Cost $974,816)	865,485

SHARES

	Short-Term Investment — 0.0% (g)
	Investment Company — 0.0% (g)
217	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (m) (Cost $217)	217

	Total Long Positions — 88.9% (Cost $975,033)	865,702
	Other Assets in Excess of Liabilities — 11.1%	108,404

	NET ASSETS — 100.0%	$974,106

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Short Positions — 88.9%
	Common Stocks — 88.9%
	Aerospace & Defense — 1.6%
137	BE Aerospace, Inc. (a)	2,168
62	Curtiss-Wright Corp.	2,822
175	Hexcel Corp. (a)	2,398
58	Moog, Inc., Class A (a)	2,500
21	Precision Castparts Corp.	1,680
24	Rockwell Collins, Inc.	1,154
156	Spirit Aerosystems Holdings, Inc., Class A (a)	2,508

		15,230

	Air Freight & Logistics — 1.2%
32	C.H. Robinson Worldwide, Inc.	1,614
86	Expeditors International of Washington, Inc.	2,986
26	FedEx Corp.	2,075
34	Hub Group, Inc., Class A (a)	1,289
58	United Parcel Service, Inc., Class B	3,635

		11,599

	Airlines — 0.3%
77	Continental Airlines, Inc., Class B (a)	1,283
108	Northwest Airlines Corp. (a)	978
25	UAL Corp.	220

		2,481

	Automobiles — 0.3%
87	Harley-Davidson, Inc.	3,256

	Beverages — 0.8%
60	Central European Distribution Corp. (a)	2,733
31	Coca-Cola Co. (The)	1,618
71	Molson Coors Brewing Co., Class B	3,323

		7,674

	Biotechnology — 1.0%
28	Celgene Corp. (a)	1,756
90	Cepheid, Inc. (a)	1,248
32	Myriad Genetics, Inc. (a)	2,057
36	Onyx Pharmaceuticals, Inc. (a)	1,308
24	OSI Pharmaceuticals, Inc. (a)	1,165
167	Savient Pharmaceuticals, Inc. (a)	2,487

		10,021

	Capital Markets — 2.6%
36	Affiliated Managers Group, Inc. (a)	2,955
42	Apollo Investment Corp.	715
54	Bank of New York Mellon Corp. (The)	1,749
71	Cohen & Steers, Inc.	2,000
77	Federated Investors, Inc., Class B	2,227
29	Franklin Resources, Inc.	2,536
38	Janus Capital Group, Inc.	920
212	Jefferies Group, Inc.	4,756
110	Legg Mason, Inc.	4,184
26	Merrill Lynch & Co., Inc.	658
139	SEI Investments Co.	3,093

		25,793

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Short Positions — Continued
	Chemicals — 2.4%
89	Albemarle Corp.	2,752
130	Cabot Corp.	4,135
72	E.l. du Pont de Nemours & Co.	2,907
91	Ecolab, Inc.	4,412
51	FMC Corp.	2,596
204	Huntsman Corp.	2,568
84	Sensient Technologies Corp.	2,358
79	Valspar Corp.	1,770
14	Westlake Chemical Corp.	287

		23,785

	Commercial Banks — 2.4%
62	City National Corp.	3,391
27	Cullen/Frost Bankers, Inc.	1,592
248	Fifth Third Bancorp	2,953
233	First Horizon National Corp.	2,178
316	KeyCorp	3,773
232	Marshall & Ilsley Corp.	4,683
242	National City Corp.	423
366	Popular, Inc.	3,032
94	Wachovia Corp.	330
22	Wilmington Trust Corp.	632

		22,987

	Commercial Services & Supplies — 3.4%
11	Cintas Corp.	326
53	Clean Harbors, Inc. (a)	3,610
145	Corrections Corp. of America (a)	3,607
154	Covanta Holding Corp. (a)	3,693
145	EnergySolutions, Inc.	1,448
138	GEO Group, Inc. (The) (a)	2,788
122	Iron Mountain, Inc. (a)	2,988
74	Mine Safety Appliances Co.	2,823
9	Pitney Bowes, Inc.	287
63	Stericycle, Inc. (a)	3,737
151	Tetra Tech, Inc. (a)	3,638
111	Waste Connections, Inc. (a)	3,801

		32,746

	Communications Equipment — 0.9%
123	Corning, Inc.	1,917
184	JDS Uniphase Corp. (a)	1,555
116	Motorola, Inc.	827
42	Polycom, Inc. (a)	980
16	QUALCOMM, Inc.	670
908	Sonus Networks, Inc. (a)	2,616

		8,565

	Computers & Peripherals — 0.7%
45	Dell, Inc. (a)	736
221	EMC Corp. (a)	2,644
118	Intermec, Inc. (a)	2,314
74	SanDisk Corp. (a)	1,441

		7,135

	Construction & Engineering — 0.5%
66	Aecom Technology Corp. (a)	1,625
130	Quanta Services, Inc. (a)	3,520

		5,145

	Construction Materials — 1.1%
180	Eagle Materials, Inc.	4,036
30	Martin Marietta Materials, Inc.	3,408
80	Texas Industries, Inc.	3,250

		10,694

	Consumer Finance — 0.1%
30	American Express Co.	1,062

	Containers & Packaging — 1.4%
29	AptarGroup, Inc.	1,146
16	Ball Corp.	632
106	Crown Holdings, Inc. (a)	2,351
23	Greif, Inc., Class A	1,518
93	Pactiv Corp. (a)	2,311
17	Sealed Air Corp.	368
450	Smurfit-Stone Container Corp. (a)	2,114
235	Temple-Inland, Inc.	3,585

		14,025

	Distributors — 0.3%
35	Genuine Parts Co.	1,388
65	LKQ Corp. (a)	1,106

		2,494

	Diversified Consumer Services — 0.7%
185	Career Education Corp. (a)	3,021
17	DeVry, Inc.	855
159	Sotheby’s	3,192

		7,068

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Short Positions — Continued
	Diversified Financial Services — 2.1%
237	Citigroup, Inc.	4,855
9	CME Group, Inc.	3,394
91	Leucadia National Corp.	4,151
117	Moody’s Corp.	3,985
80	Nasdaq OMX Group (The) (a)	2,461
54	NYSE Euronext	2,131

		20,977

	Diversified Telecommunication Services — 0.9%
96	AT&T, Inc.	2,678
160	Frontier Communications Corp.	1,838
736	Qwest Communications International, Inc.	2,377
118	tw telecom, inc. (a)	1,227
90	Windstream Corp.	983

		9,103

	Electric Utilities — 3.0%
49	Allegheny Energy, Inc.	1,791
46	Allete, Inc.	2,026
124	Cleco Corp.	3,125
11	Entergy Corp.	999
49	Exelon Corp.	3,043
63	FPL Group, Inc.	3,167
36	Great Plains Energy, Inc.	804
49	Idacorp, Inc.	1,429
133	Northeast Utilities	3,419
86	PPL Corp.	3,196
6	Sierra Pacific Resources	54
81	Southern Co.	3,057
43	UniSource Energy Corp.	1,254
103	Westar Energy, Inc.	2,365

		29,729

	Electrical Equipment — 1.2%
52	Baldor Electric Co.	1,489
16	Rockwell Automation, Inc.	583
62	Roper Industries, Inc.	3,541
45	Sunpower Corp., Class B (a)	3,075
81	Woodward Governor Co.	2,846

		11,534

	Electronic Equipment, Instruments & Components — 1.7%
60	Amphenol Corp., Class A	2,419
67	Dolby Laboratories, Inc., Class A (a)	2,368
97	Flir Systems, Inc. (a)	3,730
8	Mettler-Toledo International, Inc. (a)	750
138	Molex, Inc.	3,094
58	National Instruments Corp.	1,733
86	Rofin-Sinar Technologies, Inc. (a)	2,641

		16,735

	Energy Equipment & Services — 3.1%
9	Bristow Group, Inc. (a)	303
242	Cal Dive International, Inc. (a)	2,563
79	CARBO Ceramics, Inc.	4,094
75	Dril-Quip, Inc. (a)	3,237
72	Exterran Holdings, Inc. (a)	2,285
173	Global Industries Ltd. (a)	1,199
168	Hercules Offshore, Inc. (a)	2,548
68	Hornbeck Offshore Services, Inc. (a)	2,614
40	IHS, Inc., Class A (a)	1,913
245	ION Geophysical Corp. (a)	3,471
32	RPC, Inc.	447
41	Schlumberger Ltd.	3,199
110	Weatherford International Ltd. (a)	2,754

		30,627

	Food & Staples Retailing — 1.0%
6	Costco Wholesale Corp.	407
213	Great Atlantic & Pacific Tea Co. (a)	2,300
1,219	Rite Aid Corp. (a)	1,023
91	Ruddick Corp.	2,966
95	Walgreen Co.	2,928

		9,624

	Food Products — 2.7%
114	Campbell Soup Co.	4,396
159	ConAgra Foods, Inc.	3,092
34	Dean Foods Co. (a)	792
41	Flowers Foods, Inc.	1,202
43	Hormel Foods Corp.	1,557
64	Kellogg Co.	3,568

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Short Positions — Continued
	Food Products — Continued
106	Kraft Foods, Inc., Class A	3,479
61	McCormick & Co., Inc. (Non-Voting)	2,348
199	Smithfield Foods, Inc. (a)	3,154
213	Tyson Foods, Inc., Class A	2,543

		26,131

	Gas Utilities — 1.4%
36	AGL Resources, Inc.	1,129
32	Energen Corp.	1,437
69	Equitable Resources, Inc.	2,515
65	Northwest Natural Gas Co.	3,370
31	Piedmont Natural Gas Co.	983
50	South Jersey Industries, Inc.	1,785
24	Southwest Gas Corp.	741
42	WGL Holdings, Inc.	1,360

		13,320

	Health Care Equipment & Supplies — 4.2%
33	Advanced Medical Optics, Inc. (a)	593
23	Alcon, Inc., (Switzerland)	3,643
32	Cooper Cos., Inc. (The)	1,119
61	Haemonetics Corp. (a)	3,782
132	Hologic, Inc. (a)	2,553
62	Hospira, Inc. (a)	2,372
14	IDEXX Laboratories, Inc. (a)	762
142	Immucor, Inc. (a)	4,552
62	Masimo Corp. (a)	2,289
86	Meridian Bioscience, Inc.	2,487
91	NuVasive, Inc. (a)	4,489
85	ResMed, Inc. (a)	3,670
35	Stryker Corp.	2,194
32	West Pharmaceutical Services, Inc.	1,551
74	Wright Medical Group, Inc. (a)	2,266
34	Zimmer Holdings, Inc. (a)	2,205

		40,527

	Health Care Providers & Services — 2.4%
191	Brookdale Senior Living, Inc.	4,196
48	Cardinal Health, Inc.	2,389
55	Community Health Systems, Inc. (a)	1,604
107	Coventry Health Care, Inc. (a)	3,479
23	DaVita, Inc. (a)	1,306
41	Pediatrix Medical Group, Inc. (a)	2,200
126	PSS World Medical, Inc. (a)	2,457
124	UnitedHealth Group, Inc.	3,141
87	VCA Antech, Inc. (a)	2,552

		23,324

	Health Care Technology — 0.7%
82	Cerner Corp. (a)	3,678
139	Eclipsys Corp. (a)	2,910

		6,588

	Hotels, Restaurants & Leisure — 2.6%
89	Burger King Holdings, Inc.	2,194
47	Cheesecake Factory, Inc. (The) (a)	694
123	Gaylord Entertainment Co. (a)	3,615
25	Las Vegas Sands Corp. (a)	913
76	Life Time Fitness, Inc. (a)	2,391
142	MGM Mirage (a)	4,046
40	Royal Caribbean Cruises Ltd.	836
130	Scientific Games Corp., Class A (a)	2,989
216	Sonic Corp. (a)	3,152
276	Starbucks Corp. (a)	4,102

		24,932

	Household Durables — 1.7%
143	D.R. Horton, Inc.	1,867
30	Fortune Brands, Inc.	1,718
30	Harman International Industries, Inc.	1,009
201	KB Home	3,953
316	Lennar Corp., Class A	4,799
92	Newell Rubbermaid, Inc.	1,594
48	Toll Brothers, Inc. (a)	1,207

		16,147

	Household Products — 0.8%
49	Clorox Co.	3,053
57	Energizer Holdings, Inc. (a)	4,606

		7,659

	Independent Power Producers & Energy Traders — 0.5%
18	Constellation Energy Group, Inc.	437
580	Dynegy, Inc., Class A (a)	2,077
66	Ormat Technologies, Inc.	2,390

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Short Positions — Continued
	Independent Power Producers & Energy Traders — Continued

		4,904

	Industrial Conglomerates — 0.6%
40	3M Co.	2,719
42	General Electric Co.	1,080
56	Otter Tail Corp.	1,725

		5,524

	Insurance — 3.1%
161	American International Group, Inc.	536
74	Arthur J. Gallagher & Co.	1,898
188	Assured Guaranty Ltd., (Bermuda)	3,057
112	Brown & Brown, Inc.	2,413
20	Cincinnati Financial Corp.	572
32	Delphi Financial Group, Inc., Class A	900
224	Fidelity National Financial, Inc., Class A	3,298
14	Loews Corp.	536
8	Markel Corp. (a)	2,704
54	Marsh & McLennan Cos., Inc.	1,716
83	Odyssey Re Holdings Corp.	3,624
360	Old Republic International Corp.	4,587
302	Phoenix Cos., Inc. (The)	2,789
14	Principal Financial Group, Inc.	605
36	Progressive Corp. (The)	618

		29,853

	Internet & Catalog Retail — 0.3%
231	Liberty Media Corp. - Interactive, Class A (a)	2,988

	Internet Software & Services — 1.4%
112	Akamai Technologies, Inc. (a)	1,962
142	Ariba, Inc. (a)	2,010
45	Equinix, Inc. (a)	3,108
8	Google, Inc., Class A (a)	3,035
199	Omniture, Inc. (a)	3,654

		13,769

	IT Services — 2.3%
137	Cognizant Technology Solutions
	Corp., Class A (a)	3,127
102	Cybersource Corp. (a)	1,639
33	DST Systems, Inc. (a)	1,846
16	Fidelity National Information Services, Inc.	298
11	Lender Processing Services, Inc.	340
58	NeuStar, Inc., Class A (a)	1,146
85	SAIC, Inc. (a)	1,720
56	SRA International, Inc., Class A(a)	1,260
34	Syntel, Inc.	837
165	TeleTech Holdings, Inc. (a)	2,049
72	Total System Services, Inc.	1,186
200	VeriFone Holdings, Inc. (a)	3,307
5	Visa, Inc., Class A	279
105	Wright Express Corp. (a)	3,122

		22,156

	Leisure Equipment & Products — 0.8%
228	Eastman Kodak Co.	3,500
114	Mattel, Inc.	2,055
91	Pool Corp.	2,130

		7,685

	Life Sciences Tools & Services — 1.6%
34	Covance, Inc. (a)	3,005
39	Dionex Corp. (a)	2,496
48	Millipore Corp. (a)	3,283
108	Parexel International Corp. (a)	3,103
76	Sequenom, Inc. (a)	2,018
32	Varian, Inc. (a)	1,373

		15,278

	Machinery — 2.8%
74	Clarcor, Inc.	2,793
30	Danaher Corp.	2,108
51	Donaldson Co., Inc.	2,148
69	ESCO Technologies, Inc. (a)	3,317
74	Graco, Inc.	2,619
56	IDEX Corp.	1,750
13	Joy Global, Inc.	568
74	Kaydon Corp.	3,317
67	PACCAR, Inc.	2,554
33	Pall Corp.	1,133
30	Valmont Industries, Inc.	2,511
49	Wabtec Corp.	2,533

		27,351

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Short Positions — Continued
	Media — 1.6%
82	Arbitron, Inc.	3,665
2	Ascent Media Corp., Class A (a)	50
9	Central European Media Enterprises Ltd., (Bermuda), Class A (a)	621
21	Discovery Communications, Inc., Class A (a)	294
21	Discovery Communications, Inc., Class C (a)	292
79	Lamar Advertising Co., Class A (a)	2,437
130	Live Nation, Inc. (a)	2,112
41	Morningstar, Inc. (a)	2,250
1,114	Sirius XM Radio, Inc. (a)	635
213	Time Warner, Inc.	2,786
13	Walt Disney Co. (The)	397

		15,539

	Metals & Mining — 0.7%
33	Alcoa, Inc.	742
1,419	Coeur d’Alene Mines Corp. (a)	2,171
7	Kaiser Aluminum Corp.	283
321	Titanium Metals Corp.	3,639

		6,835

	Multiline Retail — 1.2%
77	Kohl’s Corp. (a)	3,551
80	Nordstrom, Inc.	2,315
349	Saks, Inc. (a)	3,229
56	Target Corp.	2,753

		11,848

	Multi-Utilities — 0.5%
17	Ameren Corp.	672
16	Black Hills Corp.	494
103	TECO Energy, Inc.	1,623
80	Vectren Corp.	2,242

		5,031

	Office Electronics — 0.3%
99	Zebra Technologies Corp., Class A (a)	2,757

	Oil, Gas & Consumable Fuels — 4.4%
37	Anadarko Petroleum Corp.	1,796
9	Arch Coal, Inc.	312
45	Arena Resources, Inc. (a)	1,758
85	Atlas America, Inc.	2,900
40	BPZ Resources, Inc. (a)	684
69	Cabot Oil & Gas Corp.	2,506
96	CNX Gas Corp. (a)	2,160
43	Consol Energy, Inc.	1,957
166	Delta Petroleum Corp. (a)	2,254
23	EOG Resources, Inc.	2,027
15	Foundation Coal Holdings, Inc.	516
161	Frontier Oil Corp.	2,965
29	GMX Resources, Inc. (a)	1,394
83	James River Coal Co. (a)	1,823
48	Patriot Coal Corp. (a)	1,405
51	Peabody Energy Corp.	2,275
99	PetroHawk Energy Corp. (a)	2,131
129	Quicksilver Resources, Inc. (a)	2,537
79	Range Resources Corp.	3,399
95	SandRidge Energy, Inc. (a)	1,862
30	Southern Union Co.	621
16	Teekay Corp., (Bahamas)	420
64	XTO Energy, Inc.	2,968

		42,670

	Paper & Forest Products — 0.2%
39	Weyerhaeuser Co.	2,379

	Personal Products — 0.1%
12	Estee Lauder Cos., Inc. (The), Class A	579

	Pharmaceuticals — 1.7%
113	Auxilium Pharmaceuticals, Inc. (a)	3,653
136	Medicines Co. (The) (a)	3,148
251	Mylan, Inc. (a)	2,862
198	Valeant Pharmaceuticals International (a)	4,053
62	XenoPort, Inc. (a)	3,020

		16,736

	Real Estate Investment Trusts (REITs) — 0.7%
15	Camden Property Trust	689
10	Cousins Properties, Inc.	252
47	DCT Industrial Trust, Inc.	352
45	Equity One, Inc.	921
22	General Growth Properties, Inc.	334
9	Home Properties, Inc.	517

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Short Positions — Continued
	Real Estate Investment Trusts (REITs) — Continued
47	Potlatch Corp.	2,158
23	ProLogis	934
9	Taubman Centers, Inc.	447
23	UDR, Inc.	591

		7,195

	Road & Rail — 0.9%
73	Genesee & Wyoming, Inc., Class A (a)	2,745
172	Heartland Express, Inc.	2,675
188	Knight Transportation, Inc.	3,190

		8,610

	Semiconductors & Semiconductor Equipment — 3.0%
200	Applied Materials, Inc.	3,033
126	Atheros Communications, Inc. (a)	2,962
672	Atmel Corp. (a)	2,277
162	Cypress Semiconductor Corp. (a)	848
27	Fairchild Semiconductor International, Inc. (a)	241
62	Hittite Microwave Corp. (a)	2,069
49	KLA-Tencor Corp.	1,556
57	Microchip Technology, Inc.	1,676
416	Micron Technology, Inc. (a)	1,684
154	Microsemi Corp. (a)	3,935
123	MKS Instruments, Inc. (a)	2,445
287	NVIDIA Corp. (a)	3,076
141	Varian Semiconductor Equipment Associates, Inc. (a)	3,537

		29,339

	Software — 3.0%
130	Activision Blizzard, Inc. (a)	2,006
76	Blackbaud, Inc.	1,404
80	Blackboard, Inc. (a)	3,225
83	Citrix Systems, Inc. (a)	2,090
98	Concur Technologies, Inc. (a)	3,735
92	Electronic Arts, Inc. (a)	3,400
181	Jack Henry & Associates, Inc.	3,683
375	Lawson Software, Inc. (a)	2,624
114	Macrovision Solutions Corp. (a)	1,752
222	Nuance Communications, Inc. (a)	2,712
226	THQ, Inc. (a)	2,720

		29,351

	Specialty Retail — 3.6%
69	Aaron Rents, Inc.	1,857
123	Bed Bath & Beyond, Inc. (a)	3,859
228	CarMax, Inc. (a)	3,187
552	Chico’s FAS, Inc. (a)	3,018
194	Dick’s Sporting Goods, Inc. (a)	3,808
133	J Crew Group, Inc. (a)	3,808
25	Lowe’s Cos., Inc.	599
183	Men’s Wearhouse, Inc.	3,878
589	Office Depot, Inc. (a)	3,426
171	O’Reilly Automotive, Inc. (a)	4,574
93	Staples, Inc.	2,088
22	Tiffany & Co.	795

		34,897

	Textiles, Apparel & Luxury Goods — 0.2%
7	Nike, Inc., Class B	453
40	Under Armour, Inc., Class A (a)	1,272

		1,725

	Thrifts & Mortgage Finance — 0.6%
104	Fannie Mae	159
122	Freddie Mac	209
53	NewAlliance Bancshares, Inc.	802
239	People’s United Financial, Inc.	4,609
419	Washington Mutual, Inc.	34

		5,813

	Tobacco — 0.4%
57	Lorillard, Inc.	4,038

	Trading Companies & Distributors — 0.3%
65	Fastenal Co.	3,201

	Water Utilities — 0.3%
189	Aqua America, Inc.	3,365

	Wireless Telecommunication Services — 0.6%
100	American Tower Corp., Class A(a)	3,595
1	NII Holdings, Inc. (a)	48
46	U.S. Cellular Corp. (a)	2,142

		5,785

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Short Positions — Continued — 88.9%
	Right — 0.0% (g)
1	Fresenius Kabi Pharmaceuticals Holding, Inc., (Germany), expiring 06/30/11 (a) (Cost $—)	1

	Total Short Positions (Proceeds $1,072,936)	865,919

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR American Depositary Receipt
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(g)	Amount rounds to less than 0.1%
(j)	All or a portion of these securities are segregated for short sales.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,164
Aggregate gross unrealized depreciation	(156,495)

Net unrealized appreciation/depreciation	($109,331)

Federal income tax cost of investments	$975,033

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short†	Other Financial Instruments*
Multi Cap Market Neutral Fund
Level 1	$ 862,040	$ (865,919)	$ -
Level 2	3,662	-	-
Level 3	-	-	-
Total	$ 865,702	$ (865,919)	$ -

† Liabilities in securities sold short may include written options.
* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 98.3%
	Common Stocks — 98.3%
	Aerospace & Defense — 1.1%
137	HEICO Corp. (c)	4,505

	Air Freight & Logistics — 1.3%
65	Hub Group, Inc., Class A (a)	2,464
151	UTI Worldwide, Inc., (United Kingdom)	2,571

		5,035

	Biotechnology — 5.1%
71	Alexion Pharmaceuticals, Inc. (a)	2,806
193	BioMarin Pharmaceutical, Inc. (a)	5,118
417	Halozyme Therapeutics, Inc. (a) (c)	3,064
99	Myriad Genetics, Inc. (a)	6,426
226	Theravance, Inc. (a) (c)	2,817

		20,231

	Capital Markets — 2.8%
40	Affiliated Managers Group, Inc. (a)	3,339
249	Calamos Asset Management, Inc., Class A	4,455
108	Investment Technology Group, Inc. (a)	3,279

		11,073

	Chemicals — 0.8%
277	Innospec, Inc., (United Kingdom)	3,345

	Commercial Services & Supplies — 1.9%
197	GEO Group, Inc. (The) (a)	3,988
100	Waste Connections, Inc. (a)	3,420

		7,408

	Communications Equipment — 3.1%
315	Neutral Tandem, Inc. (a)	5,837
278	ViaSat, Inc. (a)	6,549

		12,386

	Computers & Peripherals — 1.0%
98	Data Domain, Inc. (a) (c)	2,182
56	Synaptics, Inc. (a) (c)	1,689

		3,871

	Construction Materials — 0.8%
137	Eagle Materials, Inc. (c)	3,062

	Distributors — 1.0%
221	LKQ Corp. (a) (c)	3,750

	Diversified Consumer Services — 1.6%
76	K12, Inc. (a)	2,006
528	thinkorswim Group, Inc. (a)	4,400

		6,406

	Diversified Financial Services — 1.2%
190	MSCI, Inc., Class A (a)	4,558

	Diversified Telecommunication Services — 0.8%
217	Cbeyond, Inc. (a) (c)	3,116

	Electrical Equipment — 2.7%
132	EnerSys (a)	2,607
76	General Cable Corp. (a)	2,705
206	GT Solar International, Inc. (a) (c)	2,238
80	Powell Industries, Inc. (a)	3,273

		10,823

	Electronic Equipment, Instruments & Components — 1.8%
117	Flir Systems, Inc. (a)	4,482
144	IPG Photonics Corp. (a) (c)	2,806

		7,288

	Energy Equipment & Services — 2.7%
55	Exterran Holdings, Inc. (a)	1,769
92	Hornbeck Offshore Services, Inc. (a) (c)	3,553
102	Oceaneering International, Inc. (a)	5,455

		10,777

	Food & Staples Retailing — 0.5%
142	Susser Holdings Corp. (a)	2,142

	Health Care Equipment & Supplies — 7.7%
239	Hologic, Inc. (a)	4,614
262	Insulet Corp. (a) (c)	3,648
131	Masimo Corp. (a)	4,888
253	Meridian Bioscience, Inc.	7,338
370	Thoratec Corp. (a)	9,706

		30,194

	Health Care Providers & Services — 4.4%
49	Genoptix, Inc. (a)	1,602
277	Gentiva Health Services, Inc. (a)	7,472

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Health Care Providers & Services — Continued
114	Healthways, Inc. (a)	1,845
168	Psychiatric Solutions, Inc. (a)	6,381

		17,300

	Health Care Technology — 3.3%
438	MedAssets, Inc. (a)	7,536
431	Omnicell, Inc. (a)	5,671

		13,207

	Hotels, Restaurants & Leisure — 2.7%
183	Bally Technologies, Inc. (a)	5,540
387	California Pizza Kitchen, Inc. (a)	4,977

		10,517

	Insurance — 2.4%
256	Castlepoint Holdings Ltd., (Bermuda) (c)	2,851
78	HCC Insurance Holdings, Inc.	2,094
80	ProAssurance Corp. (a)	4,455

		9,400

	Internet Software & Services — 4.3%
1,250	Art Technology Group, Inc. (a)	4,399
64	Bankrate, Inc. (a) (c)	2,496
155	DealerTrack Holdings, Inc. (a)	2,604
69	Digital River, Inc. (a)	2,237
436	Switch & Data Facilities Co., Inc. (a) (c)	5,424

		17,160

	IT Services — 2.0%
165	Syntel, Inc. (c)	4,042
235	VeriFone Holdings, Inc. (a)	3,879

		7,921

	Leisure Equipment & Products — 0.8%
129	Pool Corp. (c)	3,000

	Life Sciences Tools & Services — 6.1%
145	Bruker Corp. (a)	1,932
597	Enzo Biochem, Inc. (a) (c)	6,556
277	Exelixis, Inc. (a) (c)	1,685
171	Icon plc, (Ireland), ADR (a)	6,539
122	Illumina, Inc. (a)	4,949
87	Medivation, Inc. (a) (c)	2,294

		23,955

	Machinery — 3.5%
65	Bucyrus International, Inc.	2,900
91	Graco, Inc.	3,233
68	Kaydon Corp.	3,080
92	Wabtec Corp.	4,718

		13,931

	Media — 0.8%
54	Morningstar, Inc. (a)	3,001

	Metals & Mining — 0.7%
99	Century Aluminum Co. (a)	2,741

	Oil, Gas & Consumable Fuels — 5.3%
146	Cabot Oil & Gas Corp.	5,280
90	Comstock Resources, Inc. (a)	4,490
119	Concho Resources, Inc. (a)	3,280
145	Penn Virginia Corp.	7,738

		20,788

	Pharmaceuticals — 1.3%
326	Sucampo Pharmaceuticals, Inc., Class A (a)	2,776
179	ViroPharma, Inc. (a)	2,352

		5,128

	Professional Services — 1.6%
86	FTI Consulting, Inc. (a)	6,184

	Road & Rail — 0.6%
83	Old Dominion Freight Line, Inc. (a)	2,351

	Semiconductors & Semiconductor Equipment — 3.7%
108	Hittite Microwave Corp. (a)	3,617
265	Microsemi Corp. (a)	6,740
129	Tessera Technologies, Inc. (a)	2,102
89	Varian Semiconductor Equipment Associates, Inc. (a)	2,238

		14,697

	Software — 6.6%
135	ANSYS, Inc. (a)	5,094
193	Blackboard, Inc. (a) (c)	7,772
185	NetSuite, Inc. (a) (c)	3,342
482	Nuance Communications, Inc. (a)	5,876
197	Taleo Corp., Class A (a)	3,927

		26,011

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Specialty Retail — 4.6%
585	Finish Line, Inc. (The), Class A	5,845
851	Pacific Sunwear of California, Inc. (a)	5,727
485	Ulta Salon Cosmetics & Fragrance, Inc. (a)	6,437

		18,009

	Textiles, Apparel & Luxury Goods — 4.0%
54	Deckers Outdoor Corp. (a)	5,652
545	Iconix Brand Group, Inc. (a) (c)	7,130
120	True Religion Apparel, Inc. (a) (c)	3,111

		15,893

	Thrifts & Mortgage Finance — 1.0%
66	WSFS Financial Corp.	3,954

	Trading Companies & Distributors — 0.7%
169	Beacon Roofing Supply, Inc. (a)	2,642

	Total Long-Term Investments (Cost $377,184)	387,760

	Short-Term Investment — 1.3%
	Investment Company — 1.3%
5,214	JPMorgan Liquid Assets Money
	Market Fund, Institutional Class (b) (m) (Cost $5,214)	5,214

PRINCIPAL AMOUNT ($)

	Investments of Cash Collateral for Securities on Loan — 9.0%
	Certificate of Deposit — 0.9%
3,500	Calyon, New York, VAR, 2.15%, 03/15/10	3,457

	Corporate Notes — 7.8%
6,000	BBVA Senior Finance S.A., (Spain), VAR, 2.87%, 03/12/10 (e)	5,969
7,000	Beta Finance, Inc., VAR, 2.13%, 02/20/09 (e) (i) (s)	6,947
7,000	General Electric Capital Corp., VAR, 2.15%, 03/12/10	6,868
3,000	Goldman Sachs Group, Inc., VAR, 7.13%, 02/13/09	2,940
1,000	Monumental Global Funding II, VAR, 2.15%, 03/26/10	917
6,000	Monumental Global Funding III, VAR, 2.86%, 05/24/10 (e)	5,285
2,000	Pricoa Global Funding I, VAR, 2.16%, 12/15/09	1,974

		30,900

SHARES

	Investment Company — 0.3%
993	JPMorgan Prime Money Market Fund, Capital Shares, (b)	993

	Total Investments of Cash Collateral for Securities on Loan (Cost $36,491)	35,350

	Total Investments — 108.6% (Cost $418,889)	428,324

	Liabilities in Excess of Other Assets — (8.6)%	(33,842)

	NET ASSETS — 100.0%	$394,482

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2008.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)
(Amounts in thousands)

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,538
Aggregate gross unrealized depreciation	(40,103)

Net unrealized appreciation/depreciation	$9,435

Federal income tax cost of investments	$418,889

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Small Cap Growth Fund
Level 1	$ 393,967	$ -
Level 2	34,357	-
Level 3	-	-
Total	$ 428,324	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 99.0%
	Common Stocks — 99.0%
	Aerospace & Defense — 1.1%
46	Cubic Corp.	1,119
228	Orbital Sciences Corp. (a) (c)	5,453

		6,572

	Air Freight & Logistics — 0.9%
31	Atlas Air Worldwide Holdings, Inc. (a)	1,229
247	Pacer International, Inc.	4,065

		5,294

	Airlines — 0.8%
205	Continental Airlines, Inc., Class B (a)	3,413
73	Republic Airways Holdings, Inc. (a)	741
7	SkyWest, Inc.	107
29	UAL Corp.	254

		4,515

	Auto Components — 1.0%
215	ArvinMeritor, Inc. (c)	2,804
21	Autoliv, Inc., (Sweden)	695
87	Modine Manufacturing Co.	1,253
38	Superior Industries International, Inc. (c)	720
147	Visteon Corp. (a)	342

		5,814

	Biotechnology — 0.5%
35	Arena Pharmaceuticals, Inc. (a) (c)	174
92	Bionovo, Inc. (a) (c)	80
44	Keryx Biopharmaceuticals, Inc. (a)	15
54	Protalix BioTherapeutics, Inc., (Israel) (a)	121
26	Regeneron Pharmaceuticals, Inc. (a)	574
10	Rigel Pharmaceuticals, Inc. (a)	233
32	Seattle Genetics, Inc. (a)	337
14	United Therapeutics Corp. (a)	1,462

		2,996

	Building Products — 0.6%
53	Gibraltar Industries, Inc.	986
18	INSTEEL Industries, Inc.	246
39	NCI Building Systems, Inc. (a)	1,232
57	Quanex Building Products Corp.	875

		3,339

	Capital Markets — 1.1%
30	Affiliated Managers Group, Inc. (a)	2,494
30	Federated Investors, Inc., Class B	877
65	Investment Technology Group, Inc. (a)	1,975
51	Janus Capital Group, Inc.	1,231

		6,577

	Chemicals — 2.6%
14	GenTek, Inc. (a)	360
208	H.B. Fuller Co.	4,347
67	Innophos Holdings, Inc.	1,643
23	Sensient Technologies Corp.	641
160	Spartech Corp.	1,579
46	Stepan Co.	2,489
112	Terra Industries, Inc.	3,287
43	Zep, Inc.	762

		15,108

	Commercial Banks — 12.1%
54	1st Source Corp.	1,274
36	AMCORE Financial, Inc.	332
44	BancFirst Corp.	2,146
118	Bank of Hawaii Corp.	6,280
82	Cathay General Bancorp (c)	1,956
29	Central Pacific Financial Corp.	494
40	Chemical Financial Corp. (c)	1,252
96	City Holding Co.	4,069
131	Commerce Bancshares, Inc.	6,081
118	Community Bank System, Inc. (c)	2,958
65	Community Trust Bancorp, Inc.	2,226
58	Cullen/Frost Bankers, Inc.	3,492
101	First Bancorp (c)	1,117
5	First Citizens BancShares, Inc., Class A	895
23	First Community Bancshares, Inc. (c)	863
66	First Financial Bancorp (c)	961
12	First Financial Bankshares, Inc. (c)	633
14	First Merchants Corp.	324
3	First South Bancorp, Inc. (c)	59
218	FirstMerit Corp.	4,572

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Commercial Banks — Continued
1	Fulton Financial Corp.	13
30	Heartland Financial USA, Inc. (c)	747
58	Lakeland Bancorp, Inc.	679
16	Lakeland Financial Corp.	340
20	Old National Bancorp (c)	400
14	Old Second Bancorp, Inc. (c)	250
58	Pacific Capital Bancorp (c)	1,186
67	Provident Bankshares Corp. (c)	649
11	Santander BanCorp (c)	123
11	SCBT Financial Corp.	418
11	Sierra Bancorp (c)	219
54	Simmons First National Corp., Class A	1,905
27	Southwest Bancorp, Inc.	475
9	StellarOne Corp. (c)	191
10	Suffolk Bancorp	402
221	TCF Financial Corp.	3,983
20	Tompkins Financial Corp.	985
154	UMB Financial Corp.	8,098
56	Umpqua Holdings Corp. (c)	830
219	W Holding Co., Inc. (c)	118
82	Washington Trust Bancorp, Inc. (c)	2,192
31	Westamerica Bancorp (c)	1,772
112	Whitney Holding Corp. (c)	2,711

		70,670

	Commercial Services & Supplies — 2.8%
9	Amrep Corp. (a)	399
206	Deluxe Corp.	2,969
89	HNI Corp. (c)	2,265
273	IKON Office Solutions, Inc.	4,647
204	Standard Register Co. (The)	2,007
192	Steelcase, Inc., Class A (c)	2,062
41	United Stationers, Inc. (a)	1,952

		16,301

	Communications Equipment — 1.6%
66	Avocent Corp. (a)	1,354
20	Bel Fuse, Inc., Class B	556
84	Black Box Corp.	2,901
82	CommScope, Inc. (a)	2,830
104	Emulex Corp. (a)	1,105
12	InterDigital, Inc. (a)	291
26	UTStarcom, Inc. (a) (c)	89

		9,126

	Computers & Peripherals — 0.8%
247	Electronics for Imaging, Inc. (a)	3,434
53	Imation Corp. (c)	1,186

		4,620

	Construction & Engineering — 1.1%
242	EMCOR Group, Inc. (a)	6,372

	Construction Materials — 0.1%
42	Headwaters, Inc. (a) (c)	554

	Consumer Finance — 1.5%
131	AmeriCredit Corp. (a) (c)	1,328
13	Credit Acceptance Corp. (a) (c)	222
131	Dollar Financial Corp. (a)	2,021
145	World Acceptance Corp. (a) (c)	5,223

		8,794

	Containers & Packaging — 1.7%
280	Graphic Packaging Holding Co. (a) (c)	701
165	Myers Industries, Inc.	2,083
91	Rock-Tenn Co., Class A	3,642
61	Silgan Holdings, Inc.	3,117
51	Smurfit-Stone Container Corp. (a)	239

		9,782

	Diversified Consumer Services — 1.1%
95	Coinstar, Inc. (a)	3,046
78	Jackson Hewitt Tax Service, Inc.	1,192
252	Stewart Enterprises, Inc., Class A (c)	1,977

		6,215

	Diversified Financial Services — 0.2%
50	Financial Federal Corp.	1,144

	Diversified Telecommunication Services — 1.0%
53	CenturyTel, Inc.	1,935
62	Consolidated Communications Holdings, Inc. (c)	928
252	Frontier Communications Corp.	2,895

		5,758

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Electric Utilities — 0.9%
226	El Paso Electric Co. (a)	4,740
15	Great Plains Energy, Inc.	329

		5,069

	Electrical Equipment — 0.8%
86	Acuity Brands, Inc.	3,608
142	LSI Industries, Inc. (c)	1,170

		4,778

	Electronic Equipment, Instruments & Components — 3.4%
81	Benchmark Electronics, Inc. (a)	1,139
118	Cognex Corp.	2,375
170	Coherent, Inc. (a)	6,058
341	CTS Corp.	4,358
155	Park Electrochemical Corp.	3,747
194	Sanmina-SCI Corp. (a)	271
60	Tech Data Corp. (a)	1,791

		19,739

	Energy Equipment & Services — 1.2%
39	Dresser-Rand Group, Inc. (a)	1,212
315	Grey Wolf, Inc. (a)	2,447
20	Patterson-UTI Energy, Inc.	408
169	Trico Marine Services, Inc. (a) (c)	2,893

		6,960

	Food & Staples Retailing — 1.4%
174	Nash Finch Co.	7,481
34	Pantry, Inc. (The) (a) (c)	714

		8,195

	Gas Utilities — 1.6%
199	Nicor, Inc. (c)	8,808
19	ONEOK, Inc.	636

		9,444

	Health Care Equipment & Supplies — 1.6%
235	Invacare Corp.	5,661
59	Teleflex, Inc.	3,714

		9,375

	Health Care Providers & Services — 2.6%
212	Gentiva Health Services, Inc. (a)	5,709
116	Magellan Health Services, Inc. (a)	4,742
174	Omnicare, Inc.	5,012

		15,463

	Health Care Technology — 0.1%
26	MedAssets, Inc. (a)	454

	Hotels, Restaurants & Leisure — 1.1%
396	Denny’s Corp. (a)	1,022
53	Domino’s Pizza, Inc. (a)	640
148	Jack in the Box, Inc. (a)	3,112
113	Wyndham Worldwide Corp.	1,774

		6,548

	Household Durables — 3.7%
298	American Greetings Corp., Class A (c)	4,555
170	Blyth, Inc.	1,932
108	Furniture Brands International, Inc.	1,134
239	Helen of Troy Ltd., (Bermuda) (a)	5,435
213	Leggett & Platt, Inc.	4,633
150	Tupperware Brands Corp.	4,136

		21,825

	Industrial Conglomerates — 0.3%
105	Tredegar Corp.	1,859

	Insurance — 6.8%
197	Ambac Financial Group, Inc. (c)	459
20	Arch Capital Group Ltd., (Bermuda) (a)	1,461
134	Aspen Insurance Holdings Ltd., (Bermuda)	3,680
49	Axis Capital Holdings Ltd., (Bermuda)	1,560
312	Conseco, Inc. (a)	1,099
102	Crawford & Co., Class B (a) (c)	1,543
165	Delphi Financial Group, Inc., Class A	4,636
17	FBL Financial Group, Inc., Class A	485
183	Harleysville Group, Inc.	6,902
251	Horace Mann Educators Corp.	3,228
68	LandAmerica Financial Group, Inc. (c)	1,652
77	Meadowbrook Insurance Group, Inc.	543
113	Platinum Underwriters Holdings Ltd., (Bermuda)	4,006
44	ProAssurance Corp. (a)	2,458

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Insurance — Continued
77	Protective Life Corp.	2,192
25	RenaissanceRe Holdings Ltd., (Bermuda)	1,284
49	StanCorp Financial Group, Inc.	2,548

		39,736

	Internet Software & Services — 0.6%
24	S1 Corp. (a)	150
286	SonicWALL, Inc. (a)	1,498
136	United Online, Inc.	1,276
41	Vignette Corp. (a)	436

		3,360

	IT Services — 1.5%
206	Acxiom Corp.	2,586
288	CSG Systems International, Inc. (a)	5,054
22	Global Cash Access Holdings, Inc. (a)	110
427	Unisys Corp. (a)	1,173

		8,923

	Leisure Equipment & Products — 1.5%
166	Hasbro, Inc.	5,750
122	JAKKS Pacific, Inc. (a)	3,044

		8,794

	Life Sciences Tools & Services — 0.3%
95	Enzo Biochem, Inc. (a) (c)	1,042
104	Exelixis, Inc. (a) (c)	630

		1,672

	Machinery — 2.0%
19	Accuride Corp. (a)	30
97	AGCO Corp. (a)	4,142
14	CIRCOR International, Inc.	612
10	Flowserve Corp.	896
13	NACCO Industries, Inc., Class A	1,266
30	Tecumseh Products Co., Class A (a)	749
111	Wabash National Corp. (c)	1,048
61	Wabtec Corp.	3,115

		11,858

	Media — 1.2%
148	Belo Corp., Class A	885
162	Cumulus Media, Inc., Class A (a)	689
92	John Wiley & Sons, Inc., Class A	3,701
92	RCN Corp. (a)	1,127
141	Sinclair Broadcast Group, Inc., Class A (c)	710
157	Westwood One, Inc. (a)	86

		7,198

	Metals & Mining — 1.1%
31	Reliance Steel & Aluminum Co.	1,166
32	Steel Dynamics, Inc.	543
323	Worthington Industries, Inc.	4,827

		6,536

	Multiline Retail — 1.1%
235	Big Lots, Inc. (a) (c)	6,532

	Multi-Utilities — 3.5%
262	Avista Corp.	5,692
369	CenterPoint Energy, Inc.	5,375
46	NorthWestern Corp.	1,154
201	Puget Energy, Inc.	5,372
102	Vectren Corp.	2,838

		20,431

	Oil, Gas & Consumable Fuels — 2.6%
9	Brigham Exploration Co. (a)	103
74	Energy Partners, Ltd. (a)	641
19	Frontline Ltd., (Bermuda)	889
26	General Maritime Corp. (c)	509
59	Holly Corp.	1,712
55	Mariner Energy, Inc. (a)	1,133
124	Meridian Resource Corp. (a)	227
19	Overseas Shipholding Group, Inc.	1,096
126	Stone Energy Corp. (a)	5,338
38	Swift Energy Co. (a)	1,470
186	VAALCO Energy, Inc. (a)	1,274
18	W&T Offshore, Inc.	486
10	Westmoreland Coal Co. (a)	152

		15,030

	Paper & Forest Products — 0.7%
246	Buckeye Technologies, Inc. (a)	2,018
99	Neenah Paper, Inc.	1,968

		3,986

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Personal Products — 0.4%
78	NBTY, Inc. (a)	2,288

	Pharmaceuticals — 0.8%
43	Alpharma, Inc., Class A (a) (c)	1,568
14	Auxilium Pharmaceuticals, Inc. (a) (c)	468
30	Cypress Bioscience, Inc. (a) (c)	223
43	Perrigo Co.	1,646
58	ULURU, Inc. (a)	58
48	ViroPharma, Inc. (a)	626

		4,589

	Professional Services — 0.0% (g)
29	COMSYS IT Partners, Inc. (a)	286

	Real Estate Investment Trusts (REITs) — 10.7%
375	Anworth Mortgage Asset Corp.	2,219
114	Apartment Investment & Management Co., Class A	3,983
28	Brandywine Realty Trust	447
39	Cousins Properties, Inc. (c)	976
389	DCT Industrial Trust, Inc.	2,911
183	DiamondRock Hospitality Co.	1,667
41	DuPont Fabros Technology, Inc.	630
75	Extra Space Storage, Inc. (c)	1,155
67	Home Properties, Inc. (c)	3,888
38	Hospitality Properties Trust	774
61	LaSalle Hotel Properties	1,411
479	Lexington Realty Trust (c)	8,252
152	LTC Properties, Inc.	4,465
557	MFA Mortgage Investments, Inc.	3,623
140	Mission West Properties, Inc.	1,362
9	Pennsylvania Real Estate Investment Trust	164
107	PS Business Parks, Inc.	6,186
153	Ramco-Gershenson Properties Trust (c)	3,426
182	Senior Housing Properties Trust	4,342
85	Strategic Hotels & Resorts, Inc. (c)	642
300	Sunstone Hotel Investors, Inc.	4,047
76	Taubman Centers, Inc.	3,810
65	Universal Health Realty Income Trust (c)	2,525

		62,905

	Road & Rail — 0.3%
44	Arkansas Best Corp.	1,466
25	Saia, Inc. (a)	337

		1,803

	Semiconductors & Semiconductor Equipment — 2.4%
453	Asyst Technologies, Inc. (a)	1,087
119	Axcelis Technologies, Inc. (a)	202
105	Brooks Automation, Inc. (a)	876
520	Cirrus Logic, Inc. (a)	2,831
66	Cohu, Inc.	1,043
112	Fairchild Semiconductor International, Inc. (a)	993
111	Integrated Device Technology, Inc. (a)	860
234	Lattice Semiconductor Corp. (a)	482
89	Novellus Systems, Inc. (a)	1,744
122	OmniVision Technologies, Inc. (a) (c)	1,394
41	Semtech Corp. (a)	572
227	Silicon Storage Technology, Inc. (a)	740
105	TriQuint Semiconductor, Inc. (a)	502
66	Ultratech, Inc. (a)	796
10	Zoran Corp. (a)	80

		14,202

	Software — 3.0%
407	Aspen Technology, Inc. (a)	5,174
378	EPIQ Systems, Inc. (a) (c)	5,139
39	Fair Isaac Corp. (c)	904
53	JDA Software Group, Inc. (a)	811
100	Magma Design Automation, Inc. (a)	402
28	MicroStrategy, Inc., Class A (a)	1,661
12	Net 1 UEPS Technologies, Inc., (South Africa) (a)	277
29	Progress Software Corp. (a)	741
10	SPSS, Inc. (a)	296
68	Sybase, Inc. (a)	2,067

		17,472

	Specialty Retail — 3.2%
72	Advance Auto Parts, Inc.	2,856
90	Barnes & Noble, Inc. (c)	2,347
98	Cache, Inc. (a)	671

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Specialty Retail — Continued
177	Charlotte Russe Holding, Inc. (a)	1,815
120	Collective Brands, Inc. (a) (c)	2,190
485	Finish Line, Inc. (The), Class A	4,844
194	Midas, Inc. (a)	2,671
93	RadioShack Corp.	1,602

		18,996

	Textiles, Apparel & Luxury Goods — 0.4%
74	Jones Apparel Group, Inc.	1,362
49	Maidenform Brands, Inc. (a)	708
23	Wolverine World Wide, Inc.	606

		2,676

	Thrifts & Mortgage Finance — 1.7%
220	Astoria Financial Corp.	4,552
41	Corus Bankshares, Inc. (c)	164
137	Federal Agricultural Mortgage Corp., Class C	562
15	First Financial Holdings, Inc. (c)	403
167	First Niagara Financial Group, Inc.	2,635
45	FirstFed Financial Corp. (a) (c)	356
132	PMI Group, Inc. (The) (c)	389
32	United Community Financial Corp.	162
13	WSFS Financial Corp.	786

		10,009

	Tobacco — 0.4%
647	Alliance One International, Inc. (a)	2,460

	Trading Companies & Distributors — 1.3%
119	Applied Industrial Technologies, Inc.	3,211
138	WESCO International, Inc. (a)	4,435

		7,646

	Wireless Telecommunication Services — 0.2%
228	Centennial Communications Corp. (a)	1,420

	Total Long-Term Investments (Cost $605,844)	580,068

	Short - Term Investments — 1.5%
	Investment Company — 1.2%
6,931	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (m) (Cost $6,931)	6,931

	U.S. Treasury Obligation — 0.3%
1,861	U.S. Treasury Note, 4.63%, 11/30/08 (k) (Cost $1,867)	1,873

	Total Short-Term Investments (Cost $8,798)	8,804

PRINCIPAL AMOUNT ($)

	Investments of Cash Collateral for Securities on Loan — 9.4%
	Certificate of Deposit — 0.8%
5,000	Calyon, New York, VAR, 2.15%, 03/15/10	4,939

	Corporate Notes — 8.6%
9,000	BBVA Senior Finance S.A., (Spain), VAR, 2.87%, 03/12/10 (e)	8,954
4,000	Beta Finance, Inc., VAR, 2.13%, 02/20/09 (e) (i) (s)	3,970
10,000	General Electric Capital Corp., VAR, 2.15%, 03/12/10	9,811
4,000	Goldman Sachs Group, Inc., VAR, 7.13%, 02/13/09	3,920
500	Monumental Global Funding II, VAR, 2.15%, 03/26/10	458
10,050	Monumental Global Funding III, VAR, 2.86%, 05/24/10 (e)	8,852
5,000	Pricoa Global Funding I, VAR, 2.16%, 12/15/09	4,936
10,000	Wachovia Bank N.A., VAR, 2.11%, 02/23/09	9,416

		50,317

	Total Investments of Cash Collateral for Securities on Loan (Cost $57,549)	55,256

	Total Investments — 109.9% (Cost $672,191)	644,128

	Liabilities in Excess of Other Assets — (9.9)%	(58,137)

	NET ASSETS — 100.0%	$585,991

Percentages indicated are based on net assets.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008
(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/08	UNREALIZED APPRECIATION (DEPRECIATION)

Long Futures Outstanding
28	Russell 2000 Index	December, 2008	$ 9,489	$ (438)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

VAR —	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2008.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$81,514
Aggregate gross unrealized depreciation	(109,577)

Net unrealized appreciation/depreciation	$(28,063)

Federal income tax cost of investments	$672,191

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Small Cap Value Fund
Level 1	$ 586,999	$ -	$ (438)
Level 2	57,129	-	-
Level 3	-	-	-
Total	$ 644,128	$ -	$ (438)

* Other financial instruments may include futures, forwards and swap contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:

/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 26, 2008

By:

/s/____________________________________

Patricia A. Maleski

Principal Financial Officer

November 26, 2008